MESSAGE FROM NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

--------------------------------------------------------------------------------

Dear Policyowner:

We're pleased to provide the December 31, 2009 Annual Report(s) for the Investment Divisions in your New York Life variable annuity policy*, along with supplements to the May 1, 2009 Variable Annuities Funds Prospectus.

The reports contain performance information, financial statements, notes and highlights and other pertinent data for each of the Investment Divisions. In addition, some of the portfolio managers provide a discussion of their portfolio's performance.

You can sign-up to receive future reports via eDelivery** online at www.newyorklife.com/vsc. We'll notify you by email whenever an updated report is available.

We encourage you to take the time to review this information and evaluate the plans you have in place. Now would also be a good time to get in touch with your Registered Representative. He or she is a trained professional who can help you devise a strategy to meet your financial objectives.

Even in difficult economic times we want to assure you of our commitment to helping you plan for your financial goals. We appreciate the trust you have placed with our company, and we will continue to evaluate our products and services in order to keep them responsive to your financial needs and the changing times.

February 2010

* New York Life Variable Annuities are issued by New York Life Insurance and Annuity Corporation (A Delaware Corporation).

** Electronic delivery is currently limited to policyowners of variable products only (electronic delivery is not available for policies formerly known as MainStay Variable Annuities or New York Life Variable Annuities sold by registered representatives of third party broker-dealers) and will not include any New York Life products that are owned by Corporations, Trusts, or other Organizations at this time.

SMRU # 411328CV

                         ANNUAL REPORT TABLE OF CONTENTS




NYLIAC Variable Annuity Separate Account-I (Non-Qualified Policies)
Statement of Assets and Liabilities.....................................      4
Statement of Operations.................................................     10
Statement of Changes in Net Assets......................................     16

NYLIAC Variable Annuity Separate Account-II (Tax Qualified Policies)
Statement of Assets and Liabilities.....................................     24
Statement of Operations.................................................     30
Statement of Changes in Net Assets......................................     36

NYLIAC Variable Annuity Separate Accounts-I & II
Notes to Financial Statements...........................................     44
Report of Independent Registered Public Accounting Firm.................     70


THE 2009 ANNUAL REPORT FOR THE MAINSTAY VP SERIES FUND, INC. IS PROVIDED TO THOSE NEW YORK LIFE VARIABLE ANNUITY POLICYOWNERS THAT HAD ALLOCATIONS TO ANY OF THE FOLLOWING INVESTMENT DIVISIONS:

MAINSTAY VP BALANCED - SERVICE CLASS
MAINSTAY VP BOND - INITIAL CLASS
MAINSTAY VP CASH MANAGEMENT
MAINSTAY VP COMMON STOCK - INITIAL CLASS
MAINSTAY VP CONSERVATIVE ALLOCATION - SERVICE CLASS
MAINSTAY VP CONVERTIBLE - INITIAL CLASS
MAINSTAY VP FLOATING RATE - SERVICE CLASS
MAINSTAY VP GOVERNMENT - INITIAL CLASS
MAINSTAY VP GROWTH ALLOCATION - SERVICE CLASS
MAINSTAY VP GROWTH EQUITY - INITIAL CLASS

MAINSTAY VP HIGH YIELD CORPORATE BOND - INITIAL CLASS
MAINSTAY VP ICAP SELECT EQUITY - INITIAL CLASS
MAINSTAY VP INCOME BUILDER - INITIAL CLASS
MAINSTAY VP INTERNATIONAL EQUITY - INITIAL CLASS
MAINSTAY VP LARGE CAP GROWTH - INITIAL CLASS
MAINSTAY VP MID CAP CORE - INITIAL CLASS
MAINSTAY VP MODERATE ALLOCATION - SERVICE CLASS
MAINSTAY VP MODERATE GROWTH ALLOCATION - SERVICE CLASS
MAINSTAY VP S&P 500 INDEX - INITIAL CLASS
MAINSTAY VP U.S. SMALL CAP - INITIAL CLASS

THE 2009 ANNUAL REPORT FOR NEW YORK LIFE VARIABLE ANNUITIES INVESTMENT DIVISIONS (OTHER THAN MAINSTAY VP SERIES FUND, INC.) IS PROVIDED TO THOSE POLICYOWNERS THAT HAD ALLOCATIONS TO ANY OF THE FOLLOWING:

ALGER AMERICAN SMALLCAP GROWTH - CLASS O SHARES (CLOSED TO NEW INVESTORS) CVS CALVERT SOCIAL BALANCED PORTFOLIO
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES - CLASS B
DREYFUS IP TECHNOLOGY GROWTH - INITIAL SHARES
FIDELITY(R) VIP CONTRAFUND(R) - INITIAL CLASS
FIDELITY(R) VIP EQUITY-INCOME - INITIAL CLASS
FIDELITY(R) VIP MID CAP - SERVICE CLASS 2
JANUS ASPEN BALANCED PORTFOLIO - INSTITUTIONAL SHARES
JANUS ASPEN WORLDWIDE PORTFOLIO - INSTITUTIONAL SHARES

MFS(R) INVESTORS TRUST SERIES - INITIAL CLASS
MFS(R) RESEARCH SERIES - INITIAL CLASS
MFS(R) UTILITIES SERIES - SERVICE CLASS
NEUBERGER BERMAN AMT MID-CAP GROWTH PORTFOLIO - CLASS S
ROYCE MICRO-CAP PORTFOLIO - INVESTMENT CLASS
ROYCE SMALL-CAP PORTFOLIO - INVESTMENT CLASS
T. ROWE PRICE EQUITY INCOME PORTFOLIO
VAN ECK WORLDWIDE HARD ASSETS
VAN KAMPEN'S UIF EMERGING MARKETS EQUITY PORTFOLIO - CLASS I
VICTORY VIF DIVERSIFIED STOCK - CLASS A SHARES

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2009






                                        MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                        BALANCED--          BOND--             CASH
                                       SERVICE CLASS     INITIAL CLASS      MANAGEMENT
                                      --------------------------------------------------
ASSETS:
  Investment, at net asset value..      $2,914,521        $16,480,969       $15,367,543
  Dividends due and accrued.......              --                 --               149
  Net receivable from (payable to)
     New York Life Insurance and
     Annuity Corporation..........            (121)                (3)         (208,021)
LIABILITIES:
  Liability to New York Life
  Insurance and Annuity
  Corporation for:
     Mortality and expense risk
     charges......................           3,003             16,761            17,330
     Administrative charges.......             250              1,397             1,445
                                        ----------        -----------       -----------
       Total net assets...........      $2,911,147        $16,462,808       $15,140,896
                                        ==========        ===========       ===========
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners......      $2,911,147        $16,462,808       $15,140,896
                                        ==========        ===========       ===========
     Variable accumulation unit
       value......................      $    10.35        $     20.23       $      1.44
                                        ==========        ===========       ===========
Identified Cost of Investment.....      $3,295,565        $15,873,503       $15,367,403
                                        ==========        ===========       ===========







                                                          MAINSTAY VP
                                        MAINSTAY VP       HIGH YIELD        MAINSTAY VP
                                          GROWTH           CORPORATE        ICAP SELECT
                                         EQUITY--           BOND--           EQUITY--
                                       INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                                      --------------------------------------------------
ASSETS:
  Investment, at net asset value..      $45,156,627       $66,628,492       $28,298,044
  Dividends due and accrued.......               --                --                --
  Net receivable from (payable to)
     New York Life Insurance and
     Annuity Corporation..........           (7,556)          (24,643)           (1,081)
LIABILITIES:
  Liability to New York Life
  Insurance and Annuity
  Corporation for:
     Mortality and expense risk
     charges......................           46,602            67,952            29,288
     Administrative charges.......            3,883             5,663             2,441
                                        -----------       -----------       -----------
       Total net assets...........      $45,098,586       $66,530,234       $28,265,234
                                        ===========       ===========       ===========
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners......      $45,098,586       $66,530,234       $28,265,234
                                        ===========       ===========       ===========
     Variable accumulation unit
       value......................      $     20.89       $     27.64       $     11.73
                                        ===========       ===========       ===========
Identified Cost of Investment.....      $65,168,835       $68,558,708       $34,374,149
                                        ===========       ===========       ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                      NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I
                                                          NON-QUALIFIED POLICIES






        MAINSTAY VP       MAINSTAY VP                         MAINSTAY VP                         MAINSTAY VP
          COMMON         CONSERVATIVE       MAINSTAY VP        FLOATING         MAINSTAY VP         GROWTH
          STOCK--        ALLOCATION--      CONVERTIBLE--        RATE--         GOVERNMENT--      ALLOCATION--
       INITIAL CLASS     SERVICE CLASS     INITIAL CLASS     SERVICE CLASS     INITIAL CLASS     SERVICE CLASS
      --------------------------------------------------------------------------------------------------------

        $26,171,571       $6,668,133        $ 9,963,194       $4,656,840        $17,444,314       $2,915,947
                 --               --                 --           14,230                 --               --

            (18,510)              --             93,772          102,551                 --         (143,199)



             26,995            6,791             10,229            4,685             17,734            3,016
              2,250              566                852              390              1,478              251
        -----------       ----------        -----------       ----------        -----------       ----------
        $26,123,816       $6,660,776        $10,045,885       $4,768,546        $17,425,102       $2,769,481
        ===========       ==========        ===========       ==========        ===========       ==========

        $26,123,816       $6,660,776        $10,045,885       $4,768,546        $17,425,102       $2,769,481
        ===========       ==========        ===========       ==========        ===========       ==========
        $     24.73       $    10.85        $     21.45       $    10.65        $     20.44       $     9.19
        ===========       ==========        ===========       ==========        ===========       ==========
        $36,143,274       $6,674,317        $ 9,892,784       $4,599,522        $16,886,483       $3,598,322
        ===========       ==========        ===========       ==========        ===========       ==========







                                                                                                  MAINSTAY VP
        MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP        MODERATE
          INCOME         INTERNATIONAL       LARGE CAP          MID CAP          MODERATE           GROWTH
         BUILDER--         EQUITY--          GROWTH--           CORE--         ALLOCATION--      ALLOCATION--
       INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     SERVICE CLASS     SERVICE CLASS
      --------------------------------------------------------------------------------------------------------

        $37,791,060       $10,017,459       $3,735,408        $7,887,553        $7,808,974        $6,851,566
                 --                --               --                --                --                --

            (23,239)           (5,417)              --            (1,041)               --           (10,925)



             39,140            10,365            3,781             8,231             7,850             6,929
              3,262               864              315               686               654               577
        -----------       -----------       ----------        ----------        ----------        ----------
        $37,725,419       $10,000,813       $3,731,312        $7,877,595        $7,800,470        $6,833,135
        ===========       ===========       ==========        ==========        ==========        ==========

        $37,725,419       $10,000,813       $3,731,312        $7,877,595        $7,800,470        $6,833,135
        ===========       ===========       ==========        ==========        ==========        ==========
        $     22.94       $     21.81       $    13.36        $    13.65        $    10.35        $     9.85
        ===========       ===========       ==========        ==========        ==========        ==========
        $45,772,682       $11,981,117       $3,590,529        $8,664,758        $8,176,967        $7,787,704
        ===========       ===========       ==========        ==========        ==========        ==========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2009



                                                                               ALGER
                                        MAINSTAY VP       MAINSTAY VP        AMERICAN
                                          S&P 500         U.S. SMALL         SMALLCAP
                                          INDEX--            CAP--           GROWTH--
                                       INITIAL CLASS     INITIAL CLASS    CLASS O SHARES
                                      --------------------------------------------------

ASSETS:
  Investment, at net asset value..      $48,238,023       $2,748,284        $4,458,405
  Dividends due and accrued.......               --               --                --
  Net receivable from (payable to)
     New York Life Insurance and
     Annuity Corporation..........          (19,100)          (1,935)               --

LIABILITIES:
  Liability to New York Life
  Insurance and Annuity
  Corporation for:
     Mortality and expense risk
     charges......................           49,766            2,860             4,727
     Administrative charges.......            4,147              238               394
                                        -----------       ----------        ----------
       Total net assets...........      $48,165,010       $2,743,251        $4,453,284
                                        ===========       ==========        ==========

TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners......      $48,165,010       $2,743,251        $4,453,284
                                        ===========       ==========        ==========

     Variable accumulation unit
       value......................      $     26.92       $    11.49        $    11.97
                                        ===========       ==========        ==========

Identified Cost of Investment.....      $54,952,107       $2,939,318        $3,944,410
                                        ===========       ==========        ==========








                                        JANUS ASPEN         MFS(R)
                                         WORLDWIDE         INVESTORS          MFS(R)
                                        PORTFOLIO--          TRUST           RESEARCH
                                       INSTITUTIONAL       SERIES--          SERIES--
                                          SHARES         INITIAL CLASS     INITIAL CLASS
                                      --------------------------------------------------

ASSETS:
  Investment, at net asset value..      $13,437,581        $652,575          $717,228
  Dividends due and accrued.......               --              --                --
  Net receivable from (payable to)
     New York Life Insurance and
     Annuity Corporation..........          (11,094)             --                --

LIABILITIES:
  Liability to New York Life
  Insurance and Annuity
  Corporation for:
     Mortality and expense risk
     charges......................           14,029             679               736
     Administrative charges.......            1,169              57                61
                                        -----------        --------          --------
       Total net assets...........      $13,411,289        $651,839          $716,431
                                        ===========        ========          ========

TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners......      $13,411,289        $651,839          $716,431
                                        ===========        ========          ========

     Variable accumulation unit
       value......................      $     15.00        $   9.89          $  10.71
                                        ===========        ========          ========

Identified Cost of Investment.....      $18,284,321        $665,926          $719,528
                                        ===========        ========          ========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                      NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I
                                                          NON-QUALIFIED POLICIES






                            COLUMBIA
            CVS             SMALL CAP                           FIDELITY(R)       FIDELITY(R)       FIDELITY(R)        JANUS ASPEN
          CALVERT          VALUE FUND,        DREYFUS IP            VIP               VIP               VIP             BALANCED
          SOCIAL            VARIABLE          TECHNOLOGY          CONTRA-           EQUITY-          MID CAP--         PORTFOLIO--
         BALANCED           SERIES--           GROWTH--          FUND(R)--         INCOME--        SERVICE CLASS      INSTITUTIONAL
         PORTFOLIO           CLASS B        INITIAL SHARES     INITIAL CLASS     INITIAL CLASS           2               SHARES
      ------------------------------------------------------------------------------------------------------------------------------


        $  979,476         $1,010,079          $786,974         $27,678,597       $ 9,996,881       $4,965,419         $24,078,600
                --                 --                --                  --                --               --                  --

                --                 --                --             (17,944)          (20,523)          (4,009)            (13,300)




             1,010              1,063               810              28,786            10,377            5,147              24,740
                84                 89                67               2,399               865              429               2,062
        ----------         ----------          --------         -----------       -----------       ----------         -----------
        $  978,382         $1,008,927          $786,097         $27,629,468       $ 9,965,116       $4,955,834         $24,038,498
        ==========         ==========          ========         ===========       ===========       ==========         ===========


        $  978,382         $1,008,927          $786,097         $27,629,468       $ 9,965,116       $4,955,834         $24,038,498
        ==========         ==========          ========         ===========       ===========       ==========         ===========

        $    17.71         $    10.91          $   9.58         $     23.67       $     16.26       $    16.73         $     26.87
        ==========         ==========          ========         ===========       ===========       ==========         ===========

        $1,159,169         $1,211,976          $696,324         $35,090,895       $14,053,509       $5,990,713         $21,374,147
        ==========         ==========          ========         ===========       ===========       ==========         ===========






                                                                                                                      VAN KAMPEN'S
                            NEUBERGER                                                                                      UIF
                           BERMAN AMT            ROYCE             ROYCE            T. ROWE                             EMERGING
          MFS(R)             MID-CAP           MICRO-CAP         SMALL-CAP           PRICE            VAN ECK            MARKETS
         UTILITIES           GROWTH           PORTFOLIO--       PORTFOLIO--         EQUITY           WORLDWIDE           EQUITY
         SERIES--          PORTFOLIO--        INVESTMENT        INVESTMENT          INCOME             HARD            PORTFOLIO--
       SERVICE CLASS         CLASS S             CLASS             CLASS           PORTFOLIO          ASSETS             CLASS I
      ------------------------------------------------------------------------------------------------------------------------------


        $12,449,312         $636,973          $1,590,629        $1,225,612        $7,477,559        $12,586,554        $ 8,601,861
                 --               --                  --                --                --                 --                 --

            (17,644)              --                  --                --              (252)           (42,023)            63,475




             12,918              666               1,656             1,267             7,754             12,637              9,167
              1,076               56                 138               106               646              1,053                764
        -----------         --------          ----------        ----------        ----------        -----------        -----------
        $12,417,674         $636,251          $1,588,835        $1,224,239        $7,468,907        $12,530,841        $ 8,655,405
        ===========         ========          ==========        ==========        ==========        ===========        ===========


        $12,417,674         $636,251          $1,588,835        $1,224,239        $7,468,907        $12,530,841        $ 8,655,405
        ===========         ========          ==========        ==========        ==========        ===========        ===========

        $     18.95         $  12.97          $    12.86        $    11.19        $    13.41        $     32.84        $     22.61
        ===========         ========          ==========        ==========        ==========        ===========        ===========

        $15,537,521         $774,080          $1,829,434        $1,309,966        $9,508,592        $13,752,498        $10,967,217
        ===========         ========          ==========        ==========        ==========        ===========        ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2009



                                          VICTORY
                                            VIF
                                        DIVERSIFIED
                                      STOCK--CLASS A
                                          SHARES
                                      --------------
ASSETS:
  Investment, at net asset value..       $555,842
  Dividends due and accrued.......             --
  Net receivable from (payable to)
     New York Life Insurance and
     Annuity Corporation..........             --
LIABILITIES:
  Liability to New York Life
  Insurance and Annuity
  Corporation for:
     Mortality and expense risk
     charges......................            578
     Administrative charges.......             48
                                         --------
       Total net assets...........       $555,216
                                         ========
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners......       $555,216
                                         ========
     Variable accumulation unit
       value......................       $  10.84
                                         ========
Identified Cost of Investment.....       $720,788
                                         ========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                      NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I
                                                          NON-QUALIFIED POLICIES




                      (THIS PAGE INTENTIONALLY LEFT BLANK)

STATEMENT OF OPERATIONS
For the year ended December 31, 2009






                                        MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                        BALANCED--          BOND--             CASH
                                       SERVICE CLASS     INITIAL CLASS      MANAGEMENT
                                      --------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income.................      $    80,504       $   764,466      $      9,851
  Mortality and expense risk
     charges......................          (34,301)         (196,063)         (238,588)
  Administrative charges..........           (2,858)          (16,339)          (19,882)
                                        -----------       -----------      ------------
       Net investment income
          (loss)..................           43,345           552,064          (248,619)
                                        -----------       -----------      ------------
REALIZED AND UNREALIZED GAIN
  (LOSS):
  Proceeds from sale of
     investments..................        1,032,695         3,324,889        16,038,025
  Cost of investments sold........       (1,320,535)       (3,294,426)      (16,037,132)
                                        -----------       -----------      ------------
       Net realized gain (loss) on
          investments.............         (287,840)           30,463               893
  Realized gain distribution
     received.....................               --            62,513                --
  Change in unrealized
     appreciation (depreciation)
     on investments...............          768,655           376,062              (710)
                                        -----------       -----------      ------------
       Net gain (loss) on
          investments.............          480,815           469,038               183
                                        -----------       -----------      ------------
          Net increase (decrease)
            in net assets
            resulting from
            operations............      $   524,160       $ 1,021,102      $   (248,436)
                                        ===========       ===========      ============






                                        MAINSTAY VP
                                        HIGH YIELD        MAINSTAY VP       MAINSTAY VP
                                         CORPORATE        ICAP SELECT         INCOME
                                          BOND--           EQUITY--          BUILDER--
                                       INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                                      --------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income.................     $  4,573,493       $   396,383      $  1,270,738
  Mortality and expense risk
     charges......................         (709,387)         (263,040)         (432,071)
  Administrative charges..........          (59,116)          (21,920)          (36,006)
                                       ------------       -----------      ------------
       Net investment income
          (loss)..................        3,804,990           111,423           802,661
                                       ------------       -----------      ------------
REALIZED AND UNREALIZED GAIN
  (LOSS):
  Proceeds from sale of
     investments..................       10,454,115         4,256,574         7,298,588
  Cost of investments sold........      (11,951,712)       (6,858,931)      (13,395,898)
                                       ------------       -----------      ------------
       Net realized gain (loss) on
          investments.............       (1,497,597)       (2,602,357)       (6,097,310)
  Realized gain distribution
     received.....................               --                --                --
  Change in unrealized
     appreciation (depreciation)
     on investments...............       17,718,936         7,688,304        12,433,207
                                       ------------       -----------      ------------
       Net gain (loss) on
          investments.............       16,221,339         5,085,947         6,335,897
                                       ------------       -----------      ------------
          Net increase (decrease)
            in net assets
            resulting from
            operations............     $ 20,026,329       $ 5,197,370      $  7,138,558
                                       ============       ===========      ============





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                      NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I
                                                          NON-QUALIFIED POLICIES








        MAINSTAY VP        MAINSTAY VP                          MAINSTAY VP                         MAINSTAY VP        MAINSTAY VP
          COMMON          CONSERVATIVE        MAINSTAY VP        FLOATING         MAINSTAY VP         GROWTH             GROWTH
          STOCK--         ALLOCATION--       CONVERTIBLE--        RATE--         GOVERNMENT--      ALLOCATION--         EQUITY--
       INITIAL CLASS      SERVICE CLASS      INITIAL CLASS     SERVICE CLASS     INITIAL CLASS     SERVICE CLASS      INITIAL CLASS
      ------------------------------------------------------------------------------------------------------------------------------

       $    494,869        $   188,065        $   189,864       $   136,678       $   655,837        $  55,205        $    242,049
           (289,017)           (77,902)          (101,724)          (47,671)         (232,110)         (30,936)           (490,843)
            (24,085)            (6,492)            (8,477)           (3,973)          (19,343)          (2,578)            (40,904)
       ------------        -----------        -----------       -----------       -----------        ---------        ------------
            181,767            103,671             79,663            85,034           404,384           21,691            (289,698)
       ------------        -----------        -----------       -----------       -----------        ---------        ------------

          4,563,721          2,317,141          1,860,409         1,427,832         7,482,978          505,516           7,437,729
        (10,307,029)        (2,702,490)        (2,448,021)       (1,730,092)       (7,106,122)        (754,540)        (14,939,036)
       ------------        -----------        -----------       -----------       -----------        ---------        ------------
         (5,743,308)          (385,349)          (587,612)         (302,260)          376,856         (249,024)         (7,501,307)
                 --            113,526                 --                --            17,463           50,791                  --

         10,111,606          1,393,165          3,601,364         1,220,811          (780,257)         792,641          19,388,409
       ------------        -----------        -----------       -----------       -----------        ---------        ------------
          4,368,298          1,121,342          3,013,752           918,551          (385,938)         594,408          11,887,102
       ------------        -----------        -----------       -----------       -----------        ---------        ------------

       $  4,550,065        $ 1,225,013        $ 3,093,415       $ 1,003,585       $    18,446        $ 616,099        $ 11,597,404
       ============        ===========        ===========       ===========       ===========        =========        ============






                                                                                                                       MAINSTAY VP
        MAINSTAY VP        MAINSTAY VP        MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP         MODERATE
       INTERNATIONAL        LARGE CAP           MID CAP           MID CAP           MID CAP          MODERATE            GROWTH
         EQUITY--           GROWTH--            CORE--           GROWTH--           VALUE--        ALLOCATION--       ALLOCATION--
       INITIAL CLASS      INITIAL CLASS      INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     SERVICE CLASS      SERVICE CLASS
      ------------------------------------------------------------------------------------------------------------------------------

        $   658,845        $       --         $    16,925       $        --       $   184,392       $   172,713        $   161,204
           (114,246)          (35,582)            (43,824)          (43,294)          (48,997)          (77,129)           (73,857)
             (9,521)           (2,965)             (3,652)           (3,608)           (4,083)           (6,427)            (6,155)
        -----------        ----------         -----------       -----------       -----------       -----------        -----------
            535,078           (38,547)            (30,551)          (46,902)          131,312            89,157             81,192
        -----------        ----------         -----------       -----------       -----------       -----------        -----------

          2,335,052           716,402           1,054,700         5,175,637         6,185,736         1,604,019          1,774,349
         (2,790,215)         (729,892)         (1,887,890)       (7,128,625)       (9,184,158)       (2,004,064)        (2,359,764)
        -----------        ----------         -----------       -----------       -----------       -----------        -----------
           (455,163)          (13,490)           (833,190)       (1,952,988)       (2,998,422)         (400,045)          (585,415)
                 --                --                  --            73,116                --           140,845            132,218

          1,410,219         1,030,606           2,005,555         2,912,177         3,694,000         1,495,362          1,872,170
        -----------        ----------         -----------       -----------       -----------       -----------        -----------
            955,056         1,017,116           1,172,365         1,032,305           695,578         1,236,162          1,418,973
        -----------        ----------         -----------       -----------       -----------       -----------        -----------

        $ 1,490,134        $  978,569         $ 1,141,814       $   985,403       $   826,890       $ 1,325,319        $ 1,500,165
        ===========        ==========         ===========       ===========       ===========       ===========        ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2009




                                        MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                          S&P 500          SMALL CAP        U.S. SMALL
                                          INDEX--          GROWTH--            CAP--
                                       INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                                      --------------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.................     $  1,214,041       $        --        $      --
  Mortality and expense risk
     charges......................         (529,630)          (16,103)         (13,865)
  Administrative charges..........          (44,136)           (1,342)          (1,155)
                                       ------------       -----------        ---------
       Net investment income
          (loss)..................          640,275           (17,445)         (15,020)
                                       ------------       -----------        ---------

REALIZED AND UNREALIZED GAIN
  (LOSS):
  Proceeds from sale of
     investments..................        9,119,391         1,982,655          258,872
  Cost of investments sold........      (13,671,027)       (3,165,964)        (462,596)
                                       ------------       -----------        ---------
       Net realized gain (loss) on
          investments.............       (4,551,636)       (1,183,309)        (203,724)
  Realized gain distribution
     received.....................               --                --               --
  Change in unrealized
     appreciation (depreciation)
     on investments...............       13,563,140         1,457,319          607,266
                                       ------------       -----------        ---------
       Net gain (loss) on
          investments.............        9,011,504           274,010          403,542
                                       ------------       -----------        ---------
          Net increase (decrease)
            in net assets
            resulting from
            operations............     $  9,651,779       $   256,565        $ 388,522
                                       ============       ===========        =========








                                        JANUS ASPEN       JANUS ASPEN
                                         BALANCED          WORLDWIDE          MFS(R)
                                        PORTFOLIO--       PORTFOLIO--        INVESTORS
                                       INSTITUTIONAL     INSTITUTIONAL    TRUST SERIES--
                                          SHARES            SHARES         INITIAL CLASS
                                      --------------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.................      $   679,367       $   169,050        $   9,874
  Mortality and expense risk
     charges......................         (276,050)         (143,522)          (7,103)
  Administrative charges..........          (23,004)          (11,960)            (592)
                                        -----------       -----------        ---------
       Net investment income
          (loss)..................          380,313            13,568            2,179
                                        -----------       -----------        ---------

REALIZED AND UNREALIZED GAIN
  (LOSS):
  Proceeds from sale of
     investments..................        4,763,210         2,057,500          113,266
  Cost of investments sold........       (4,810,881)       (4,595,236)        (115,748)
                                        -----------       -----------        ---------
       Net realized gain (loss) on
          investments.............          (47,671)       (2,537,736)          (2,482)
  Realized gain distribution
     received.....................          882,628                --               --
  Change in unrealized
     appreciation (depreciation)
     on investments...............        3,798,822         6,233,668          133,545
                                        -----------       -----------        ---------
       Net gain (loss) on
          investments.............        4,633,779         3,695,932          131,063
                                        -----------       -----------        ---------
          Net increase (decrease)
            in net assets
            resulting from
            operations............      $ 5,014,092       $ 3,709,500        $ 133,242
                                        ===========       ===========        =========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                      NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I
                                                          NON-QUALIFIED POLICIES







                                               COLUMBIA
           ALGER               CVS             SMALL CAP                          FIDELITY(R)       FIDELITY(R)        FIDELITY(R)
         AMERICAN            CALVERT          VALUE FUND,       DREYFUS IP            VIP               VIP                VIP
         SMALLCAP            SOCIAL            VARIABLE         TECHNOLOGY          CONTRA-           EQUITY-           MID CAP--
         GROWTH--           BALANCED           SERIES--          GROWTH--          FUND(R)--         INCOME--            SERVICE
      CLASS O SHARES        PORTFOLIO           CLASS B       INITIAL SHARES     INITIAL CLASS     INITIAL CLASS         CLASS 2
------------------------------------------------------------------------------------------------------------------------------------


        $       --          $  19,318          $   8,255         $   2,259        $   336,698       $   201,542        $    19,860
           (48,862)           (11,350)           (11,066)           (7,105)          (300,626)         (111,537)           (52,205)
            (4,072)              (946)              (922)             (592)           (25,052)           (9,295)            (4,350)
        ----------          ---------          ---------         ---------        -----------       -----------        -----------
           (52,934)             7,022             (3,733)           (5,438)            11,020            80,710            (36,695)
        ----------          ---------          ---------         ---------        -----------       -----------        -----------


         1,110,685            274,629            326,095           183,489          5,498,396         2,689,196            875,557
          (755,019)          (352,818)          (559,022)         (245,342)        (8,317,327)       (3,905,863)        (1,490,372)
        ----------          ---------          ---------         ---------        -----------       -----------        -----------
           355,666            (78,189)          (232,927)          (61,853)        (2,818,931)       (1,216,667)          (614,815)
                --                 --              1,707                --              6,654                --             22,728

         1,174,932            268,619            421,957           326,671         10,105,171         3,422,680          2,016,969
        ----------          ---------          ---------         ---------        -----------       -----------        -----------
         1,530,598            190,430            190,737           264,818          7,292,894         2,206,013          1,424,882
        ----------          ---------          ---------         ---------        -----------       -----------        -----------

        $1,477,664          $ 197,452          $ 187,004         $ 259,380        $ 7,303,914       $ 2,286,723        $ 1,388,187
        ==========          =========          =========         =========        ===========       ===========        ===========






                                               NEUBERGER
                                              BERMAN AMT           ROYCE             ROYCE
          MFS(R)             MFS(R)             MID-CAP          MICRO-CAP         SMALL-CAP       T. ROWE PRICE         VAN ECK
         RESEARCH           UTILITIES           GROWTH          PORTFOLIO--       PORTFOLIO--         EQUITY            WORLDWIDE
         SERIES--           SERIES--          PORTFOLIO--       INVESTMENT        INVESTMENT          INCOME              HARD
       INITIAL CLASS      SERVICE CLASS         CLASS S            CLASS             CLASS           PORTFOLIO           ASSETS
------------------------------------------------------------------------------------------------------------------------------------


         $   9,478         $   541,322         $      --        $       --         $      --        $   136,448        $    27,010
            (7,621)           (132,591)           (7,097)          (15,903)          (12,067)           (82,421)          (124,255)
              (635)            (11,049)             (592)           (1,325)           (1,006)            (6,868)           (10,355)
         ---------         -----------         ---------        ----------         ---------        -----------        -----------
             1,222             397,682            (7,689)          (17,228)          (13,073)            47,159           (107,600)
         ---------         -----------         ---------        ----------         ---------        -----------        -----------


           129,207           2,695,001           162,535           358,469           206,860          1,686,434          2,418,560
          (134,969)         (3,516,819)         (217,963)         (757,319)         (337,293)        (2,517,734)        (3,318,216)
         ---------         -----------         ---------        ----------         ---------        -----------        -----------
            (5,762)           (821,818)          (55,428)         (398,850)         (130,433)          (831,300)          (899,656)
                --                  --                --                --                --                 --             53,563

           165,338           3,390,520           218,369         1,008,200           437,466          2,219,396          5,400,906
         ---------         -----------         ---------        ----------         ---------        -----------        -----------
           159,576           2,568,702           162,941           609,350           307,033          1,388,096          4,554,813
         ---------         -----------         ---------        ----------         ---------        -----------        -----------

         $ 160,798         $ 2,966,384         $ 155,252        $  592,122         $ 293,960        $ 1,435,255        $ 4,447,213
         =========         ===========         =========        ==========         =========        ===========        ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2009


                                       VAN KAMPEN'S
                                            UIF
                                         EMERGING           VICTORY
                                          MARKETS             VIF
                                          EQUITY          DIVERSIFIED
                                        PORTFOLIO--     STOCK--CLASS A
                                          CLASS I           SHARES
                                      --------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income.................      $        --        $   4,339
  Mortality and expense risk
     charges......................          (84,726)          (6,394)
  Administrative charges..........           (7,061)            (533)
                                        -----------        ---------
       Net investment income
          (loss)..................          (91,787)          (2,588)
                                        -----------        ---------
REALIZED AND UNREALIZED GAIN
  (LOSS):
  Proceeds from sale of
     investments..................        1,782,584          183,329
  Cost of investments sold........       (2,382,028)        (314,020)
                                        -----------        ---------
       Net realized gain (loss) on
          investments.............         (599,444)        (130,691)
  Realized gain distribution
     received.....................               --               --
  Change in unrealized
     appreciation (depreciation)
     on investments...............        4,343,613          251,087
                                        -----------        ---------
       Net gain (loss) on
          investments.............        3,744,169          120,396
                                        -----------        ---------
          Net increase (decrease)
            in net assets
            resulting from
            operations............      $ 3,652,382        $ 117,808
                                        ===========        =========






The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                      NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I
                                                          NON-QUALIFIED POLICIES






                      (THIS PAGE INTENTIONALLY LEFT BLANK)

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2009
and December 31, 2008






                                                                            MAINSTAY VP                 MAINSTAY VP
                                                                            BALANCED--                     BOND--
                                                                           SERVICE CLASS               INITIAL CLASS
                                                                ----------------------------------    ---------------
                                                                      2009               2008               2009
                                                                -----------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................       $   43,345        $   (57,890)       $   552,064
     Net realized gain (loss) on investments................         (287,840)           (83,074)            30,463
     Realized gain distribution received....................               --             12,690             62,513
     Change in unrealized appreciation (depreciation) on
       investments..........................................          768,655         (1,147,514)           376,062
                                                                   ----------        -----------        -----------
       Net increase (decrease) in net assets resulting from
          operations........................................          524,160         (1,275,788)         1,021,102
                                                                   ----------        -----------        -----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................           32,881             35,179            154,395
     Policyowners' surrenders...............................         (406,399)          (758,069)        (2,021,837)
     Policyowners' annuity and death benefits...............          (45,168)           (48,473)          (410,729)
     Net transfers from (to) Fixed Account..................         (204,324)           (55,792)          (316,609)
     Transfers between Investment Divisions.................         (182,347)          (520,427)         1,316,154
                                                                   ----------        -----------        -----------
       Net contributions and (withdrawals)..................         (805,357)        (1,347,582)        (1,278,626)
                                                                   ----------        -----------        -----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................             (316)             2,100               (632)
                                                                   ----------        -----------        -----------
          Increase (decrease) in net assets.................         (281,513)        (2,621,270)          (258,156)

NET ASSETS:
     Beginning of period....................................        3,192,660          5,813,930         16,720,964
                                                                   ----------        -----------        -----------
     End of period..........................................       $2,911,147        $ 3,192,660        $16,462,808
                                                                   ==========        ===========        ===========


                                                                  MAINSTAY VP
                                                                     BOND--
                                                                 INITIAL CLASS
                                                                ---------------
                                                                      2008
                                                                ---------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................      $   514,566
     Net realized gain (loss) on investments................           91,372
     Realized gain distribution received....................            5,273
     Change in unrealized appreciation (depreciation) on
       investments..........................................         (241,330)
                                                                  -----------
       Net increase (decrease) in net assets resulting from
          operations........................................          369,881
                                                                  -----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................          314,745
     Policyowners' surrenders...............................       (3,591,069)
     Policyowners' annuity and death benefits...............         (521,904)
     Net transfers from (to) Fixed Account..................         (432,989)
     Transfers between Investment Divisions.................          642,039
                                                                  -----------
       Net contributions and (withdrawals)..................       (3,589,178)
                                                                  -----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................           (1,289)
                                                                  -----------
          Increase (decrease) in net assets.................       (3,220,586)

NET ASSETS:
     Beginning of period....................................       19,941,550
                                                                  -----------
     End of period..........................................      $16,720,964
                                                                  ===========






                                                                            MAINSTAY VP                 MAINSTAY VP
                                                                          FLOATING RATE--               GOVERNMENT--
                                                                           SERVICE CLASS               INITIAL CLASS
                                                                ----------------------------------    ---------------
                                                                      2009               2008               2009
                                                                -----------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................       $   85,034        $   188,234        $   404,384
     Net realized gain (loss) on investments................         (302,260)          (511,151)           376,856
     Realized gain distribution received....................               --                 --             17,463
     Change in unrealized appreciation (depreciation) on
       investments..........................................        1,220,811           (862,907)          (780,257)
                                                                   ----------        -----------        -----------
       Net increase (decrease) in net assets resulting from
          operations........................................        1,003,585         (1,185,824)            18,446
                                                                   ----------        -----------        -----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................          180,866             88,088            189,171
     Policyowners' surrenders...............................         (854,609)        (1,112,212)        (3,344,271)
     Policyowners' annuity and death benefits...............          (37,268)           (11,773)          (617,279)
     Net transfers from (to) Fixed Account..................         (151,882)          (809,032)          (503,899)
     Transfers between Investment Divisions.................        1,669,665         (2,144,010)          (238,049)
                                                                   ----------        -----------        -----------
       Net contributions and (withdrawals)..................          806,772         (3,988,939)        (4,514,327)
                                                                   ----------        -----------        -----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................             (838)               594                160
                                                                   ----------        -----------        -----------
          Increase (decrease) in net assets.................        1,809,519         (5,174,169)        (4,495,721)
NET ASSETS:
     Beginning of period....................................        2,959,027          8,133,196         21,920,823
                                                                   ----------        -----------        -----------
     End of period..........................................       $4,768,546        $ 2,959,027        $17,425,102
                                                                   ==========        ===========        ===========


                                                                  MAINSTAY VP
                                                                  GOVERNMENT--
                                                                 INITIAL CLASS
                                                                ---------------
                                                                      2008
                                                                ---------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................      $   353,714
     Net realized gain (loss) on investments................           18,826
     Realized gain distribution received....................               --
     Change in unrealized appreciation (depreciation) on
       investments..........................................        1,273,690
                                                                  -----------
       Net increase (decrease) in net assets resulting from
          operations........................................        1,646,230
                                                                  -----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................          526,988
     Policyowners' surrenders...............................       (3,866,944)
     Policyowners' annuity and death benefits...............         (713,688)
     Net transfers from (to) Fixed Account..................         (228,387)
     Transfers between Investment Divisions.................        5,348,264
                                                                  -----------
       Net contributions and (withdrawals)..................        1,066,233
                                                                  -----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................           (2,543)
                                                                  -----------
          Increase (decrease) in net assets.................        2,709,920
NET ASSETS:
     Beginning of period....................................       19,210,903
                                                                  -----------
     End of period..........................................      $21,920,823
                                                                  ===========







The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                      NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I
                                                          NON-QUALIFIED POLICIES





                                                                                                         MAINSTAY VP
                                                                   MAINSTAY VP                          CONSERVATIVE
                             MAINSTAY VP                         COMMON STOCK--                         ALLOCATION--
                           CASH MANAGEMENT                        INITIAL CLASS                         SERVICE CLASS
                 ----------------------------------    ----------------------------------    ----------------------------------
                       2009               2008               2009               2008               2009               2008
                 --------------------------------------------------------------------------------------------------------------



                   $   (248,619)      $    182,623       $   181,767        $     43,968       $   103,671        $   (93,567)

                            893                810        (5,743,308)         (3,860,637)         (385,349)           (79,520)
                             --                 --                --           4,877,346           113,526             56,618

                           (710)               845        10,111,606         (17,907,380)        1,393,165         (1,445,086)
                   ------------       ------------       -----------        ------------       -----------        -----------

                       (248,436)           184,278         4,550,065         (16,846,703)        1,225,013         (1,561,555)
                   ------------       ------------       -----------        ------------       -----------        -----------

                      1,480,291            898,765           250,468             288,306           386,304            857,820
                     (8,049,895)       (12,309,948)       (2,525,254)         (5,068,295)       (1,729,728)        (1,329,599)
                       (148,096)          (156,214)         (488,530)           (607,556)           (3,752)            (8,341)
                     (3,010,199)        (1,940,452)         (516,497)           (661,322)         (228,142)          (421,678)
                       (659,881)        21,646,561          (817,467)         (2,021,005)          653,454          2,380,188
                   ------------       ------------       -----------        ------------       -----------        -----------
                    (10,387,780)         8,138,712        (4,097,280)         (8,069,872)         (921,864)         1,478,390
                   ------------       ------------       -----------        ------------       -----------        -----------


                             (7)              (923)           (2,218)             32,298              (859)             1,955
                   ------------       ------------       -----------        ------------       -----------        -----------
                    (10,636,223)         8,322,067           450,567         (24,884,277)          302,290            (81,210)


                     25,777,119         17,455,052        25,673,249          50,557,526         6,358,486          6,439,696
                   ------------       ------------       -----------        ------------       -----------        -----------
                   $ 15,140,896       $ 25,777,119       $26,123,816        $ 25,673,249       $ 6,660,776        $ 6,358,486
                   ============       ============       ===========        ============       ===========        ===========


                             MAINSTAY VP
                            CONVERTIBLE--
                            INITIAL CLASS
                 ----------------------------------
                       2009               2008
                 ----------------------------------



                   $    79,663        $    89,754

                      (587,612)           172,141
                            --          1,405,970

                     3,601,364         (6,434,912)
                   -----------        -----------

                     3,093,415         (4,767,047)
                   -----------        -----------

                       139,955            241,957
                    (1,267,131)        (2,190,181)
                       (51,911)          (228,571)
                      (162,279)          (494,949)
                       673,639            539,136
                   -----------        -----------
                      (667,727)        (2,132,608)
                   -----------        -----------


                        (2,191)             6,478
                   -----------        -----------
                     2,423,497         (6,893,177)


                     7,622,388         14,515,565
                   -----------        -----------
                   $10,045,885        $ 7,622,388
                   ===========        ===========




                             MAINSTAY VP                                                                 MAINSTAY VP
                               GROWTH                              MAINSTAY VP                           HIGH YIELD
                            ALLOCATION--                         GROWTH EQUITY--                      CORPORATE BOND--
                            SERVICE CLASS                         INITIAL CLASS                         INITIAL CLASS
                 ----------------------------------    ----------------------------------    ----------------------------------
                       2009               2008               2009               2008               2009               2008
                 --------------------------------------------------------------------------------------------------------------



                    $   21,691        $   (29,094)       $  (289,698)       $   (468,341)      $ 3,804,990        $  5,348,997
                      (249,024)           (91,904)        (7,501,307)         (5,787,945)       (1,497,597)          4,420,435
                        50,791             78,012                 --                  --                --                  --

                       792,641         (1,701,693)        19,388,409         (23,061,037)       17,718,936         (29,216,428)
                    ----------        -----------        -----------        ------------       -----------        ------------

                       616,099         (1,744,679)        11,597,404         (29,317,323)       20,026,329         (19,446,996)
                    ----------        -----------        -----------        ------------       -----------        ------------

                        43,945             69,770            437,241             504,427         1,488,679             983,482
                      (134,987)          (694,119)        (4,788,889)         (7,783,740)       (8,345,336)        (15,078,167)
                            --                 --           (839,923)         (1,035,488)       (1,233,458)         (2,536,406)
                        (8,316)           (35,468)          (591,410)         (1,125,802)       (1,057,076)         (2,172,026)
                      (261,428)           519,067           (932,809)         (3,851,721)        3,890,797          (6,053,698)
                    ----------        -----------        -----------        ------------       -----------        ------------
                      (360,786)          (140,750)        (6,715,790)        (13,292,324)       (5,256,394)        (24,856,815)
                    ----------        -----------        -----------        ------------       -----------        ------------


                          (379)             2,970             (8,078)             57,007           (16,539)             17,402
                    ----------        -----------        -----------        ------------       -----------        ------------
                       254,934         (1,882,459)         4,873,536         (42,552,640)       14,753,396         (44,286,409)


                     2,514,547          4,397,006         40,225,050          82,777,690        51,776,838          96,063,247
                    ----------        -----------        -----------        ------------       -----------        ------------
                    $2,769,481        $ 2,514,547        $45,098,586        $ 40,225,050       $66,530,234        $ 51,776,838
                    ==========        ===========        ===========        ============       ===========        ============




                             MAINSTAY VP
                        ICAP SELECT EQUITY--
                            INITIAL CLASS
                 ----------------------------------
                       2009               2008
                 ----------------------------------



                   $   111,423        $   (132,091)
                    (2,602,357)         (1,135,111)
                            --           1,083,698
                     7,688,304         (14,104,688)
                   -----------        ------------

                     5,197,370         (14,288,192)
                   -----------        ------------

                       372,029             226,811
                    (2,585,026)         (3,503,226)
                      (370,073)           (632,591)
                      (385,446)           (475,672)
                     4,184,805          31,818,028
                   -----------        ------------
                     1,216,289          27,433,350
                   -----------        ------------

                        (3,051)             14,661
                   -----------        ------------
                     6,410,608          13,159,819

                    21,854,626           8,694,807
                   -----------        ------------
                   $28,265,234        $ 21,854,626
                   ===========        ============





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2009
and December 31, 2008



                                                                                                        MAINSTAY VP
                                                                            MAINSTAY VP                INTERNATIONAL
                                                                         INCOME BUILDER--                 EQUITY--
                                                                           INITIAL CLASS               INITIAL CLASS
                                                                ----------------------------------    ---------------
                                                                      2009               2008               2009
                                                                -----------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................      $   802,661        $    939,358       $   535,078
     Net realized gain (loss) on investments................       (6,097,310)         (5,036,075)         (455,163)
     Realized gain distribution received....................               --           6,330,659                --
     Change in unrealized appreciation (depreciation) on
       investments..........................................       12,433,207         (18,382,396)        1,410,219
                                                                  -----------        ------------       -----------
       Net increase (decrease) in net assets resulting from
          operations........................................        7,138,558         (16,148,454)        1,490,134
                                                                  -----------        ------------       -----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................          249,479             413,360           142,814
     Policyowners' surrenders...............................       (4,033,976)         (7,728,970)       (1,005,158)
     Policyowners' annuity and death benefits...............       (1,535,599)         (1,469,046)         (222,197)
     Net transfers from (to) Fixed Account..................         (650,787)         (1,355,044)         (256,990)
     Transfers between Investment Divisions.................         (667,688)         (2,494,707)         (587,038)
                                                                  -----------        ------------       -----------
       Net contributions and (withdrawals)..................        6,638,571         (12,634,407)       (1,928,569)
                                                                  -----------        ------------       -----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................           (5,263)             28,498              (953)
                                                                  -----------        ------------       -----------
          Increase (decrease) in net assets.................          494,724         (28,754,363)         (439,388)

NET ASSETS:
     Beginning of period....................................       37,230,695          65,985,058        10,440,201
                                                                  -----------        ------------       -----------
     End of period..........................................      $37,725,419        $ 37,230,695       $10,000,813
                                                                  ===========        ============       ===========




                                                                  MAINSTAY VP
                                                                 INTERNATIONAL
                                                                    EQUITY--
                                                                 INITIAL CLASS
                                                                ---------------
                                                                      2008
                                                                ---------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................      $     8,794
     Net realized gain (loss) on investments................        1,021,334
     Realized gain distribution received....................        1,597,276
     Change in unrealized appreciation (depreciation) on
       investments..........................................       (7,205,846)
                                                                  -----------
       Net increase (decrease) in net assets resulting from
          operations........................................       (4,578,442)
                                                                  -----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................          180,748
     Policyowners' surrenders...............................       (2,152,255)
     Policyowners' annuity and death benefits...............         (330,909)
     Net transfers from (to) Fixed Account..................         (257,470)
     Transfers between Investment Divisions.................       (1,173,239)
                                                                  -----------
       Net contributions and (withdrawals)..................        3,733,125
                                                                  -----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................           10,452
                                                                  -----------
          Increase (decrease) in net assets.................       (8,301,115)

NET ASSETS:
     Beginning of period....................................       18,741,316
                                                                  -----------
     End of period..........................................      $10,440,201
                                                                  ===========




                                                                                                        MAINSTAY VP
                                                                            MAINSTAY VP                   MODERATE
                                                                             MODERATE                      GROWTH
                                                                           ALLOCATION--                 ALLOCATION--
                                                                           SERVICE CLASS               SERVICE CLASS
                                                                ----------------------------------    ---------------
                                                                      2009               2008               2009
                                                                -----------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................      $    89,157        $   (71,627)       $    81,192
     Net realized gain (loss) on investments................         (400,045)           (21,420)          (585,415)
     Realized gain distribution received....................          140,845             88,816            132,218
     Change in unrealized appreciation (depreciation) on
       investments..........................................        1,495,362         (2,053,732)         1,872,170
                                                                  -----------        -----------        -----------
       Net increase (decrease) in net assets resulting from
          operations........................................        1,325,319         (2,057,963)         1,500,165
                                                                  -----------        -----------        -----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................          402,113            141,617            214,417
     Policyowners' surrenders...............................       (1,128,079)        (1,028,616)        (1,104,689)
     Policyowners' annuity and death benefits...............           (3,453)          (130,107)            (7,155)
     Net transfers from (to) Fixed Account..................         (138,658)          (325,379)          (459,305)
     Transfers between Investment Divisions.................        1,478,882          2,405,061            723,170
                                                                  -----------        -----------        -----------
       Net contributions and (withdrawals)..................          610,805          1,062,576           (633,562)
                                                                  -----------        -----------        -----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................             (867)             3,049               (993)
                                                                  -----------        -----------        -----------
          Increase (decrease) in net assets.................        1,935,257           (992,338)           865,610

NET ASSETS:
     Beginning of period....................................        5,865,213          6,857,551          5,967,525
                                                                  -----------        -----------        -----------
     End of period..........................................      $ 7,800,470        $ 5,865,213        $ 6,833,135
                                                                  ===========        ===========        ===========


                                                                  MAINSTAY VP
                                                                    MODERATE
                                                                     GROWTH
                                                                  ALLOCATION--
                                                                 SERVICE CLASS
                                                                ---------------
                                                                      2008
                                                                ---------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................      $   (72,208)
     Net realized gain (loss) on investments................         (193,955)
     Realized gain distribution received....................          126,175
     Change in unrealized appreciation (depreciation) on
       investments..........................................       (3,067,281)
                                                                  -----------
       Net increase (decrease) in net assets resulting from
          operations........................................       (3,207,269)
                                                                  -----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................          164,639
     Policyowners' surrenders...............................         (993,501)
     Policyowners' annuity and death benefits...............               --
     Net transfers from (to) Fixed Account..................         (149,871)
     Transfers between Investment Divisions.................        1,452,892
                                                                  -----------
       Net contributions and (withdrawals)..................          474,159
                                                                  -----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................            5,094
                                                                  -----------
          Increase (decrease) in net assets.................       (2,728,016)

NET ASSETS:
     Beginning of period....................................        8,695,541
                                                                  -----------
     End of period..........................................      $ 5,967,525
                                                                  ===========







The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                      NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I
                                                          NON-QUALIFIED POLICIES




                                                                   MAINSTAY VP                           MAINSTAY VP
                             MAINSTAY VP                             MID CAP                               MID CAP
                         LARGE CAP GROWTH--                          CORE--                               GROWTH--
                            INITIAL CLASS                         INITIAL CLASS                         INITIAL CLASS
                 ----------------------------------    ----------------------------------    ----------------------------------
                       2009               2008               2009               2008               2009               2008
                 --------------------------------------------------------------------------------------------------------------



                    $  (38,547)       $   (46,215)        $  (30,551)       $   (51,764)       $   (46,902)       $   (91,068)
                       (13,490)           235,691           (833,190)           (11,212)        (1,952,988)           560,525
                            --                 --                 --            565,194             73,116            624,177

                     1,030,606         (1,952,395)         2,005,555         (3,114,230)         2,912,177         (4,972,166)
                    ----------        -----------         ----------        -----------        -----------        -----------

                       978,569         (1,762,919)         1,141,814         (2,612,012)           985,403         (3,878,532)
                    ----------        -----------         ----------        -----------        -----------        -----------

                        69,592             82,529             70,744             74,193             49,079            143,719
                      (428,328)          (611,703)          (524,254)          (742,811)          (386,817)          (882,299)
                        (2,141)           (26,417)                --            (29,727)           (32,059)           (11,099)
                       (86,060)          (125,770)           (95,803)          (166,786)           (53,057)          (269,192)
                       669,271            451,752          4,099,410           (637,180)        (4,563,453)        (1,424,329)
                    ----------        -----------         ----------        -----------        -----------        -----------
                       222,334           (229,609)         3,550,097         (1,502,311)        (4,986,307)        (2,443,200)
                    ----------        -----------         ----------        -----------        -----------        -----------


                          (649)             3,129               (610)             4,658               (573)             7,657
                    ----------        -----------         ----------        -----------        -----------        -----------
                     1,200,254         (1,989,399)         4,691,301         (4,109,665)        (4,001,477)        (6,314,075)


                     2,531,058          4,520,457          3,186,294          7,295,959          4,001,477         10,315,552
                    ----------        -----------         ----------        -----------        -----------        -----------
                    $3,731,312        $ 2,531,058         $7,877,595        $ 3,186,294        $        --        $ 4,001,477
                    ==========        ===========         ==========        ===========        ===========        ===========



                             MAINSTAY VP
                               MID CAP
                               VALUE--
                            INITIAL CLASS
                 ----------------------------------
                       2009               2008
                 ----------------------------------



                   $   131,312        $    18,260
                    (2,998,422)          (304,153)
                            --          1,047,762
                     3,694,000         (3,806,807)
                   -----------        -----------

                       826,890         (3,044,938)
                   -----------        -----------

                        74,099            100,910
                      (687,065)        (1,512,884)
                       (18,870)          (215,400)
                       (76,601)          (225,443)
                    (5,314,324)        (1,071,612)
                   -----------        -----------
                    (6,022,761)        (2,924,429)
                   -----------        -----------

                          (381)             6,531
                   -----------        -----------
                    (5,196,252)        (5,962,836)

                     5,196,252         11,159,088
                   -----------        -----------
                   $        --        $ 5,196,252
                   ===========        ===========




                             MAINSTAY VP                                                                 MAINSTAY VP
                               S&P 500                             MAINSTAY VP                           U.S. SMALL
                               INDEX--                         SMALL CAP GROWTH--                           CAP--
                            INITIAL CLASS                         INITIAL CLASS                         INITIAL CLASS
                 ----------------------------------    ----------------------------------    ----------------------------------
                       2009               2008               2009               2008               2009               2008
                 --------------------------------------------------------------------------------------------------------------



                   $   640,275        $    615,716       $   (17,445)       $   (31,470)        $  (15,020)       $   (19,766)
                    (4,551,636)            701,371        (1,183,309)          (151,712)          (203,724)           157,279
                            --                  --                --            472,002                 --            319,443

                    13,563,140         (32,749,203)        1,457,319         (1,472,134)           607,266         (1,441,037)
                   -----------        ------------       -----------        -----------         ----------        -----------

                     9,651,779         (31,432,116)          256,565         (1,183,314)           388,522           (984,081)
                   -----------        ------------       -----------        -----------         ----------        -----------

                       502,791             902,904            14,336             22,197             23,073             31,885
                    (5,136,765)        (10,347,276)         (208,530)          (325,500)          (101,021)          (335,422)
                      (838,226)         (1,815,815)          (25,567)            (6,618)            (2,322)              (938)
                      (812,408)         (1,371,149)          (38,896)           (26,124)           (10,446)            (9,220)
                    (2,015,233)         (3,887,041)       (1,580,166)          (258,751)         1,566,851           (333,666)
                   -----------        ------------       -----------        -----------         ----------        -----------
                    (8,299,841)        (16,518,377)       (1,838,823)          (594,796)         1,476,135           (647,361)
                   -----------        ------------       -----------        -----------         ----------        -----------


                        (5,550)             60,238              (105)             2,333               (226)             2,095
                   -----------        ------------       -----------        -----------         ----------        -----------
                     1,346,388         (47,890,255)       (1,582,363)        (1,775,777)         1,864,431         (1,629,347)


                    46,818,622          94,708,877         1,582,363          3,358,140            878,820          2,508,167
                   -----------        ------------       -----------        -----------         ----------        -----------
                   $48,165,010        $ 46,818,622       $        --        $ 1,582,363         $2,743,251        $   878,820
                   ===========        ============       ===========        ===========         ==========        ===========




                             MAINSTAY VP
                               VALUE--
                            INITIAL CLASS
                 ----------------------------------
                       2009               2008
                 ----------------------------------



                       $--            $    672,232
                        --                (951,792)
                        --               4,554,363
                        --              (4,959,874)
                       ---            ------------

                        --                (685,071)
                       ---            ------------

                        --                 108,797
                        --              (2,139,949)
                        --                (137,744)
                        --                (221,368)
                        --             (33,417,917)
                       ---            ------------
                        --             (35,808,181)
                       ---            ------------

                        --                   4,999
                       ---            ------------
                        --             (36,488,253)


                        --              36,488,253
                       ---            ------------
                       $--            $         --
                       ===            ============





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2009
and December 31, 2008



                                                                          ALGER AMERICAN                CVS CALVERT
                                                                         SMALLCAP GROWTH--            SOCIAL BALANCED
                                                                          CLASS O SHARES                 PORTFOLIO
                                                                ----------------------------------    ---------------
                                                                      2009               2008               2009
                                                                -----------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................       $  (52,934)       $   (87,235)        $   7,022
     Net realized gain (loss) on investments................          355,666            637,207           (78,189)
     Realized gain distribution received....................               --             96,339                --
     Change in unrealized appreciation (depreciation) on
       investments..........................................        1,174,932         (4,739,132)          268,619
                                                                   ----------        -----------         ---------
       Net increase (decrease) in net assets resulting from
          operations........................................        1,477,664         (4,092,821)          197,452
                                                                   ----------        -----------         ---------
  Contributions and (Withdrawals):
     Payments received from policyowners....................           39,176             58,367             2,742
     Policyowners' surrenders...............................         (698,594)          (771,520)         (153,264)
     Policyowners' annuity and death benefits...............          (58,912)           (47,278)           (8,610)
     Net transfers from (to) Fixed Account..................          (90,717)          (114,735)          (34,934)
     Transfers between Investment Divisions.................         (182,985)        (1,114,374)          (18,716)
                                                                   ----------        -----------         ---------
       Net contributions and (withdrawals)..................         (992,032)        (1,989,540)         (212,782)
                                                                   ----------        -----------         ---------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................             (884)             8,249              (139)
                                                                   ----------        -----------         ---------
          Increase (decrease) in net assets.................          484,748         (6,074,112)          (15,469)

NET ASSETS:
     Beginning of period....................................        3,968,536         10,042,648           993,851
                                                                   ----------        -----------         ---------
     End of period..........................................       $4,453,284        $ 3,968,536         $ 978,382
                                                                   ==========        ===========         =========




                                                                  CVS CALVERT
                                                                SOCIAL BALANCED
                                                                   PORTFOLIO
                                                                ---------------
                                                                      2008
                                                                ---------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................       $   13,920
     Net realized gain (loss) on investments................           10,275
     Realized gain distribution received....................           18,560
     Change in unrealized appreciation (depreciation) on
       investments..........................................         (560,002)
                                                                   ----------
       Net increase (decrease) in net assets resulting from
          operations........................................         (517,247)
                                                                   ----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................           28,282
     Policyowners' surrenders...............................         (170,969)
     Policyowners' annuity and death benefits...............           (8,362)
     Net transfers from (to) Fixed Account..................         (101,896)
     Transfers between Investment Divisions.................          (72,014)
                                                                   ----------
       Net contributions and (withdrawals)..................         (324,959)
                                                                   ----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................              839
                                                                   ----------
          Increase (decrease) in net assets.................         (841,367)

NET ASSETS:
     Beginning of period....................................        1,835,218
                                                                   ----------
     End of period..........................................       $  993,851
                                                                   ==========






                                                                                                        JANUS ASPEN
                                                                                                          BALANCED
                                                                          FIDELITY(R) VIP               PORTFOLIO--
                                                                             MID CAP--                 INSTITUTIONAL
                                                                          SERVICE CLASS 2                  SHARES
                                                                ----------------------------------    ---------------
                                                                      2009               2008               2009
                                                                -----------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................       $  (36,695)       $   (70,071)       $   380,313
     Net realized gain (loss) on investments................         (614,815)          (298,179)           (47,671)
     Realized gain distribution received....................           22,728          1,207,527            882,628
     Change in unrealized appreciation (depreciation) on
       investments..........................................        2,016,969         (3,978,226)         3,798,822
                                                                   ----------        -----------        -----------
       Net increase (decrease) in net assets resulting from
          operations........................................        1,388,187         (3,138,949)         5,014,092
                                                                   ----------        -----------        -----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................           91,388            141,659            235,517
     Policyowners' surrenders...............................         (424,575)          (749,537)        (3,269,216)
     Policyowners' annuity and death benefits...............          (10,301)            (7,753)          (410,825)
     Net transfers from (to) Fixed Account..................         (125,758)          (111,285)          (427,656)
     Transfers between Investment Divisions.................         (117,245)          (951,592)          (132,441)
                                                                   ----------        -----------        -----------
       Net contributions and (withdrawals)..................         (586,491)        (1,678,508)        (4,004,621)
                                                                   ----------        -----------        -----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................             (980)             5,379             (3,522)
                                                                   ----------        -----------        -----------
          Increase (decrease) in net assets.................          800,716         (4,812,078)         1,005,949

NET ASSETS:
     Beginning of period....................................        4,155,118          8,967,196         23,032,549
                                                                   ----------        -----------        -----------
     End of period..........................................       $4,955,834        $ 4,155,118        $24,038,498
                                                                   ==========        ===========        ===========




                                                                  JANUS ASPEN
                                                                    BALANCED
                                                                  PORTFOLIO--
                                                                 INSTITUTIONAL
                                                                     SHARES
                                                                ---------------
                                                                      2008
                                                                ---------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................      $    374,266
     Net realized gain (loss) on investments................           317,259
     Realized gain distribution received....................         2,048,641
     Change in unrealized appreciation (depreciation) on
       investments..........................................        (7,957,059)
                                                                  ------------
       Net increase (decrease) in net assets resulting from
          operations........................................        (5,216,893)
                                                                  ------------
  Contributions and (Withdrawals):
     Payments received from policyowners....................           409,471
     Policyowners' surrenders...............................        (4,303,092)
     Policyowners' annuity and death benefits...............          (601,698)
     Net transfers from (to) Fixed Account..................          (607,978)
     Transfers between Investment Divisions.................          (742,894)
                                                                  ------------
       Net contributions and (withdrawals)..................        (5,846,191)
                                                                  ------------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................             9,933
                                                                  ------------
          Increase (decrease) in net assets.................       (11,053,151)

NET ASSETS:
     Beginning of period....................................        34,085,700
                                                                  ------------
     End of period..........................................      $ 23,032,549
                                                                  ============





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                      NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I
                                                          NON-QUALIFIED POLICIES




                         COLUMBIA SMALL CAP                        DREYFUS IP
                             VALUE FUND,                           TECHNOLOGY                          FIDELITY(R) VIP
                          VARIABLE SERIES--                         GROWTH--                           CONTRAFUND(R)--
                               CLASS B                           INITIAL SHARES                         INITIAL CLASS
                 ----------------------------------    ----------------------------------    ----------------------------------
                       2009               2008               2009               2008               2009               2008
-------------------------------------------------------------------------------------------------------------------------------



                    $   (3,733)        $  (12,097)         $ (5,438)         $  (10,252)       $    11,020        $   (151,917)
                      (232,927)          (167,776)          (61,853)              2,818         (2,818,931)         (1,788,216)
                         1,707            168,502                --                  --              6,654           1,229,941

                       421,957           (459,328)          326,671            (370,814)        10,105,171         (20,774,868)
                    ----------         ----------          --------          ----------        -----------        ------------

                       187,004           (470,699)          259,380            (378,248)         7,303,914         (21,485,060)
                    ----------         ----------          --------          ----------        -----------        ------------

                        27,638             14,600            23,230              33,230            352,984             597,900
                      (166,968)          (250,368)          (65,081)           (202,658)        (3,495,338)         (5,534,300)
                        (2,202)            (4,729)           (3,134)             (1,930)          (259,934)           (736,883)
                       (35,230)           (30,573)          (14,649)             (1,562)          (497,969)           (614,628)
                       (35,584)            58,070           141,757            (150,156)        (1,111,127)         (1,662,273)
                    ----------         ----------          --------          ----------        -----------        ------------
                      (212,346)          (213,000)           82,123            (323,076)        (5,011,384)         (7,950,184)
                    ----------         ----------          --------          ----------        -----------        ------------


                          (104)               892              (183)                795             (4,760)             40,452
                    ----------         ----------          --------          ----------        -----------        ------------
                       (25,446)          (682,807)          341,320            (700,529)         2,287,770         (29,394,792)


                     1,034,373          1,717,180           444,777           1,145,306         25,341,698          54,736,490
                    ----------         ----------          --------          ----------        -----------        ------------
                    $1,008,927         $1,034,373          $786,097          $  444,777        $27,629,468        $ 25,341,698
                    ==========         ==========          ========          ==========        ===========        ============




                           FIDELITY(R) VIP
                           EQUITY-INCOME--
                            INITIAL CLASS
                 ----------------------------------
                       2009               2008
---------------------------------------------------



                   $    80,710        $    164,478
                    (1,216,667)           (670,647)
                            --              18,256
                     3,422,680          (8,086,151)
                   -----------        ------------

                     2,286,723          (8,574,064)
                   -----------        ------------

                       154,252             189,614
                    (1,454,748)         (2,082,711)
                      (421,567)           (178,959)
                      (246,005)           (479,572)
                      (501,657)         (1,493,207)
                   -----------        ------------
                    (2,469,725)         (4,044,835)
                   -----------        ------------

                        (1,453)             16,494
                   -----------        ------------
                      (184,455)        (12,602,405)


                    10,149,571          22,751,976
                   -----------        ------------
                   $ 9,965,116        $ 10,149,571
                   ===========        ============






                             JANUS ASPEN
                              WORLDWIDE                         MFS(R) INVESTORS                           MFS(R)
                             PORTFOLIO--                         TRUST SERIES--                       RESEARCH SERIES--
                        INSTITUTIONAL SHARES                      INITIAL CLASS                         INITIAL CLASS
                 ----------------------------------    ----------------------------------    ----------------------------------
                       2009               2008               2009               2008               2009               2008
-------------------------------------------------------------------------------------------------------------------------------



                   $    13,568        $    (26,419)        $  2,179          $   (3,798)        $   1,222          $   (8,105)
                    (2,537,736)         (3,081,970)          (2,482)             69,041            (5,762)            170,611
                            --                  --               --              62,954                --                  --

                     6,233,668          (7,418,436)         133,545            (464,582)          165,338            (628,001)
                   -----------        ------------         --------          ----------         ---------          ----------

                     3,709,500         (10,526,825)         133,242            (336,385)          160,798            (465,495)
                   -----------        ------------         --------          ----------         ---------          ----------

                       160,139             272,698            6,808              16,365             7,694              16,741
                    (1,309,084)         (2,438,051)         (74,530)           (119,792)          (76,321)           (230,697)
                      (187,549)           (461,571)          (7,081)            (10,365)             (270)                 --
                      (142,420)           (340,839)          (9,346)                561            (4,621)            (21,418)
                      (352,275)         (1,273,386)             152             (49,054)          (37,560)           (188,413)
                   -----------        ------------         --------          ----------         ---------          ----------
                    (1,831,189)         (4,241,149)         (83,997)           (162,285)         (111,078)           (423,787)
                   -----------        ------------         --------          ----------         ---------          ----------


                        (2,848)             19,385              (88)                660              (106)                993
                   -----------        ------------         --------          ----------         ---------          ----------
                     1,875,463         (14,748,589)          49,157            (498,010)           49,614            (888,289)


                    11,535,826          26,284,415          602,682           1,100,692           666,817           1,555,106
                   -----------        ------------         --------          ----------         ---------          ----------
                   $13,411,289        $ 11,535,826         $651,839          $  602,682         $ 716,431          $  666,817
                   ===========        ============         ========          ==========         =========          ==========




                               MFS(R)
                         UTILITIES SERIES--
                            SERVICE CLASS
                 ----------------------------------
                       2009               2008
---------------------------------------------------



                   $   397,682        $     11,214
                      (821,818)            550,450
                            --           3,004,543
                     3,390,520         (11,848,200)
                   -----------        ------------

                     2,966,384          (8,281,993)
                   -----------        ------------

                       158,836             476,379
                      (971,118)         (2,708,250)
                       (59,114)           (151,417)
                      (239,465)           (836,294)
                      (950,643)            410,070
                   -----------        ------------
                    (2,061,504)         (2,809,512)
                   -----------        ------------

                        (1,944)             14,404
                   -----------        ------------
                       902,936         (11,077,101)

                    11,514,738          22,591,839
                   -----------        ------------
                   $12,417,674        $ 11,514,738
                   ===========        ============





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2009
and December 31, 2008


                                                                                                           ROYCE
                                                                                                         MICRO-CAP
                                                                         NEUBERGER BERMAN               PORTFOLIO--
                                                                            AMT MID-CAP                  INVESTMENT
                                                                     GROWTH PORTFOLIO--CLASS S             CLASS
                                                                ----------------------------------    ---------------
                                                                      2009               2008               2009
                                                                -----------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................       $  (7,689)         $  (12,072)        $  (17,228)
     Net realized gain (loss) on investments................         (55,428)             16,800           (398,850)
     Realized gain distribution received....................              --                  --                 --
     Change in unrealized appreciation (depreciation) on
       investments..........................................         218,369            (527,564)         1,008,200
                                                                   ---------          ----------         ----------
       Net increase (decrease) in net assets resulting from
          operations........................................         155,252            (522,836)           592,122
                                                                   ---------          ----------         ----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................          11,842              11,456             18,693
     Policyowners' surrenders...............................         (75,746)           (139,175)          (130,945)
     Policyowners' annuity and death benefits...............              --                  --            (19,727)
     Net transfers from (to) Fixed Account..................          (7,025)            (11,844)           (10,771)
     Transfers between Investment Divisions.................         (39,431)             38,571            (60,132)
                                                                   ---------          ----------         ----------
       Net contributions and (withdrawals)..................        (110,360)           (100,992)          (202,882)
                                                                   ---------          ----------         ----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................             (95)                957               (460)
                                                                   ---------          ----------         ----------
          Increase (decrease) in net assets.................          44,797            (622,871)           388,780

NET ASSETS:
     Beginning of period....................................         591,454           1,214,325          1,200,055
                                                                   ---------          ----------         ----------
     End of period..........................................       $ 636,251          $  591,454         $1,588,835
                                                                   =========          ==========         ==========



                                                                     ROYCE
                                                                   MICRO-CAP
                                                                  PORTFOLIO--
                                                                   INVESTMENT
                                                                     CLASS
                                                                ---------------
                                                                      2008
                                                                ---------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................      $    24,089
     Net realized gain (loss) on investments................         (108,714)
     Realized gain distribution received....................          200,650
     Change in unrealized appreciation (depreciation) on
       investments..........................................       (1,096,487)
                                                                  -----------
       Net increase (decrease) in net assets resulting from
          operations........................................         (980,462)
                                                                  -----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................           72,709
     Policyowners' surrenders...............................         (277,481)
     Policyowners' annuity and death benefits...............           (7,664)
     Net transfers from (to) Fixed Account..................            4,340
     Transfers between Investment Divisions.................          (15,680)
                                                                  -----------
       Net contributions and (withdrawals)..................         (223,776)
                                                                  -----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................            1,470
                                                                  -----------
          Increase (decrease) in net assets.................       (1,202,768)

NET ASSETS:
     Beginning of period....................................        2,402,823
                                                                  -----------
     End of period..........................................      $ 1,200,055
                                                                  ===========




                                                                                                          VICTORY
                                                                           VAN KAMPEN'S                     VIF
                                                                                UIF                     DIVERSIFIED
                                                                         EMERGING MARKETS                 STOCK--
                                                                     EQUITY PORTFOLIO--CLASS I         CLASS A SHARES
                                                                ----------------------------------    ---------------
                                                                      2009               2008               2009
                                                                -----------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................       $  (91,787)       $   (151,533)       $  (2,588)
     Net realized gain (loss) on investments................         (599,444)          1,683,820         (130,691)
     Realized gain distribution received....................               --           3,501,409               --
     Change in unrealized appreciation (depreciation) on
       investments..........................................        4,343,613         (13,902,602)         251,087
                                                                   ----------        ------------        ---------
       Net increase (decrease) in net assets resulting from
          operations........................................        3,652,382          (8,868,906)         117,808
                                                                   ----------        ------------        ---------
  Contributions and (Withdrawals):
     Payments received from policyowners....................          111,440             185,005            4,156
     Policyowners' surrenders...............................         (758,191)         (1,698,366)         (71,966)
     Policyowners' annuity and death benefits...............          (34,110)            (88,000)              --
     Net transfers from (to) Fixed Account..................         (112,997)           (264,961)            (217)
     Transfers between Investment Divisions.................           (6,209)           (839,277)         (44,696)
                                                                   ----------        ------------        ---------
       Net contributions and (withdrawals)..................         (800,067)         (2,705,599)        (112,723)
                                                                   ----------        ------------        ---------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................           (3,330)             17,126              (77)
                                                                   ----------        ------------        ---------
          Increase (decrease) in net assets.................        2,848,985         (11,557,379)           5,008

NET ASSETS:
     Beginning of period....................................        5,806,420          17,363,799          550,208
                                                                   ----------        ------------        ---------
     End of period..........................................       $8,655,405        $  5,806,420        $ 555,216
                                                                   ==========        ============        =========


                                                                    VICTORY
                                                                      VIF
                                                                  DIVERSIFIED
                                                                    STOCK--
                                                                 CLASS A SHARES
                                                                ---------------
                                                                      2008
                                                                ---------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................       $   (4,526)
     Net realized gain (loss) on investments................            7,295
     Realized gain distribution received....................          116,603
     Change in unrealized appreciation (depreciation) on
       investments..........................................         (480,004)
                                                                   ----------
       Net increase (decrease) in net assets resulting from
          operations........................................         (360,632)
                                                                   ----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................           50,589
     Policyowners' surrenders...............................         (191,552)
     Policyowners' annuity and death benefits...............         (172,441)
     Net transfers from (to) Fixed Account..................          (60,188)
     Transfers between Investment Divisions.................           53,309
                                                                   ----------
       Net contributions and (withdrawals)..................         (320,283)
                                                                   ----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................              698
                                                                   ----------
          Increase (decrease) in net assets.................         (680,217)

NET ASSETS:
     Beginning of period....................................        1,230,425
                                                                   ----------
     End of period..........................................       $  550,208
                                                                   ==========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                      NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I
                                                          NON-QUALIFIED POLICIES






                                ROYCE
                              SMALL-CAP                           T. ROWE PRICE                            VAN ECK
                             PORTFOLIO--                          EQUITY INCOME                           WORLDWIDE
                          INVESTMENT CLASS                          PORTFOLIO                            HARD ASSETS
                 ----------------------------------    ----------------------------------    ----------------------------------
                       2009               2008               2009               2008               2009               2008
                 --------------------------------------------------------------------------------------------------------------



                    $  (13,073)        $   (8,518)       $    47,159        $   110,567        $  (107,600)       $   (174,649)
                      (130,433)           (47,622)          (831,300)           161,620           (899,656)            676,377
                            --            100,504                 --            375,575             53,563           2,627,148

                       437,466           (429,367)         2,219,396         (5,582,152)         5,400,906         (12,152,448)
                    ----------         ----------        -----------        -----------        -----------        ------------

                       293,960           (385,003)         1,435,255         (4,934,390)         4,447,213          (9,023,572)
                    ----------         ----------        -----------        -----------        -----------        ------------

                        26,796             58,739            160,558            173,471            127,784             353,274
                       (77,998)          (141,653)          (877,014)        (1,933,336)        (1,191,136)         (2,099,155)
                        (3,316)            (6,142)           (65,786)           (63,862)          (120,860)           (153,424)
                       (13,111)           (12,282)          (170,856)          (443,869)          (131,550)           (432,564)
                        42,839             63,154           (392,387)        (1,149,156)           692,125           1,164,619
                    ----------         ----------        -----------        -----------        -----------        ------------
                       (24,790)           (38,184)        (1,345,485)        (3,416,752)          (623,637)         (1,167,250)
                    ----------         ----------        -----------        -----------        -----------        ------------


                          (175)               474               (775)             9,961             (3,045)              7,391
                    ----------         ----------        -----------        -----------        -----------        ------------
                       268,995           (422,713)            88,995         (8,341,181)         3,820,531         (10,183,431)


                       955,244          1,377,957          7,379,912         15,721,093          8,710,310          18,893,741
                    ----------         ----------        -----------        -----------        -----------        ------------
                    $1,224,239         $  955,244        $ 7,468,907        $ 7,379,912        $12,530,841        $  8,710,310
                    ==========         ==========        ===========        ===========        ===========        ============





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2009







                                        MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                        BALANCED--          BOND--             CASH
                                       SERVICE CLASS     INITIAL CLASS      MANAGEMENT
                                      --------------------------------------------------
ASSETS:
  Investment, at net asset value..      $3,887,468        $19,654,271       $22,382,822
  Dividends due and accrued.......              --                 --               221
  Net receivable from (payable to)
     New York Life Insurance and
     Annuity Corporation..........           1,455                983               (88)

LIABILITIES:
  Liability to New York Life
  Insurance and Annuity
  Corporation for:
     Mortality and expense risk
     charges......................           3,982             19,808            25,686
     Administrative charges.......             332              1,651             2,140
                                        ----------        -----------       -----------
       Total net assets...........      $3,884,609        $19,633,795       $22,355,129
                                        ==========        ===========       ===========
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners......      $3,884,609        $19,633,795       $22,355,129
                                        ==========        ===========       ===========
     Variable accumulation unit
       value......................      $    10.35        $     20.23       $      1.44
                                        ==========        ===========       ===========
Identified Cost of Investment.....      $4,351,216        $18,961,500       $22,382,533
                                        ==========        ===========       ===========







                                                          MAINSTAY VP
                                        MAINSTAY VP       HIGH YIELD        MAINSTAY VP
                                          GROWTH           CORPORATE        ICAP SELECT
                                         EQUITY--           BOND--           EQUITY--
                                       INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                                      --------------------------------------------------
ASSETS:
  Investment, at net asset value..     $ 70,226,406       $65,352,350       $41,005,104
  Dividends due and accrued.......               --                --                --
  Net receivable from (payable to)
     New York Life Insurance and
     Annuity Corporation..........              349             4,998          (113,316)

LIABILITIES:
  Liability to New York Life
  Insurance and Annuity
  Corporation for:
     Mortality and expense risk
     charges......................           72,371            66,908            42,583
     Administrative charges.......            6,031             5,576             3,549
                                       ------------       -----------       -----------
       Total net assets...........     $ 70,148,353       $65,284,864       $40,845,656
                                       ============       ===========       ===========
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners......     $ 70,148,353       $65,284,864       $40,845,656
                                       ============       ===========       ===========
     Variable accumulation unit
       value......................     $      20.89       $     27.61       $     11.88
                                       ============       ===========       ===========
Identified Cost of Investment.....     $101,396,891       $65,636,531       $49,747,051
                                       ============       ===========       ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II
                                                          TAX-QUALIFIED POLICIES






        MAINSTAY VP       MAINSTAY VP                         MAINSTAY VP                         MAINSTAY VP
          COMMON         CONSERVATIVE       MAINSTAY VP        FLOATING         MAINSTAY VP         GROWTH
          STOCK--        ALLOCATION--      CONVERTIBLE--        RATE--         GOVERNMENT--      ALLOCATION--
       INITIAL CLASS     SERVICE CLASS     INITIAL CLASS     SERVICE CLASS     INITIAL CLASS     SERVICE CLASS
      --------------------------------------------------------------------------------------------------------

        $39,215,769       $7,932,268        $12,360,839       $6,257,601        $19,241,717       $4,312,262
                 --               --                 --           18,245                 --               --

            (66,312)           7,766             48,405            4,935              2,023          (67,683)




             40,550            7,983             12,782            6,012             19,708            4,446
              3,379              665              1,065              501              1,642              370
        -----------       ----------        -----------       ----------        -----------       ----------
        $39,105,528       $7,931,386        $12,395,397       $6,274,268        $19,222,390       $4,239,763
        ===========       ==========        ===========       ==========        ===========       ==========

        $39,105,528       $7,931,386        $12,395,397       $6,274,268        $19,222,390       $4,239,763
        ===========       ==========        ===========       ==========        ===========       ==========
        $     24.73       $    10.82        $     21.39       $    10.65        $     20.44       $     9.27
        ===========       ==========        ===========       ==========        ===========       ==========
        $56,695,391       $7,901,836        $12,335,168       $6,224,573        $18,520,881       $5,101,346
        ===========       ==========        ===========       ==========        ===========       ==========







                                                                                                  MAINSTAY VP
        MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP        MODERATE
          INCOME         INTERNATIONAL       LARGE CAP          MID CAP          MODERATE           GROWTH
         BUILDER--         EQUITY--          GROWTH--           CORE--         ALLOCATION--      ALLOCATION--
       INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     SERVICE CLASS     SERVICE CLASS
      --------------------------------------------------------------------------------------------------------

        $46,775,706       $14,338,041       $6,394,135        $12,456,076       $13,832,721       $12,042,473
                 --                --               --                 --                --                --

              1,735           (38,690)         (11,174)           (39,452)           20,549             2,971




             48,352            14,936            6,575             13,023            14,340            12,346
              4,029             1,245              548              1,085             1,195             1,029
        -----------       -----------       ----------        -----------       -----------       -----------
        $46,725,060       $14,283,170       $6,375,838        $12,402,516       $13,837,735       $12,032,069
        ===========       ===========       ==========        ===========       ===========       ===========

        $46,725,060       $14,283,170       $6,375,838        $12,402,516       $13,837,735       $12,032,069
        ===========       ===========       ==========        ===========       ===========       ===========
        $     22.94       $     21.82       $    13.48        $     13.67       $     10.42       $     10.00
        ===========       ===========       ==========        ===========       ===========       ===========

        $59,676,063       $16,914,776       $5,720,893        $13,861,877       $14,524,790       $13,781,481
        ===========       ===========       ==========        ===========       ===========       ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2009



                                                                               ALGER
                                        MAINSTAY VP       MAINSTAY VP        AMERICAN
                                          S&P 500         U.S. SMALL         SMALLCAP
                                          INDEX--            CAP--           GROWTH--
                                       INITIAL CLASS     INITIAL CLASS    CLASS O SHARES
                                      --------------------------------------------------
ASSETS:
  Investment, at net asset value..      $75,428,795       $4,493,718        $8,452,294
  Dividends due and accrued.......               --               --                --
  Net receivable from (payable to)
     New York Life Insurance  and
     Annuity Corporation..........          (19,832)         (44,815)          (46,718)
LIABILITIES:
  Liability to New York Life
  Insurance and Annuity
  Corporation for:
     Mortality and expense risk
     charges......................           77,976            4,657             8,981
     Administrative charges.......            6,498              388               748
                                        -----------       ----------        ----------
       Total net assets...........      $75,324,489       $4,443,858        $8,395,847
                                        ===========       ==========        ==========
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners......      $75,324,489       $4,443,858        $8,395,847
                                        ===========       ==========        ==========
     Variable accumulation unit
       value......................      $     26.92       $    11.52        $    11.96
                                        ===========       ==========        ==========

Identified Cost of Investment.....      $85,937,085       $4,925,935        $6,637,158
                                        ===========       ==========        ==========








                                        JANUS ASPEN
                                         WORLDWIDE          MFS(R)            MFS(R)
                                        PORTFOLIO--        INVESTORS         RESEARCH
                                       INSTITUTIONAL    TRUST SERIES--       SERIES--
                                          SHARES         INITIAL CLASS     INITIAL CLASS
                                      --------------------------------------------------
ASSETS:
  Investment, at net asset value..      $22,549,144       $1,058,295        $1,379,871
  Dividends due and accrued.......               --               --                --
  Net receivable from (payable to)
     New York Life Insurance  and
     Annuity Corporation..........          (25,244)          (7,555)               (3)
LIABILITIES:
  Liability to New York Life
  Insurance and Annuity
  Corporation for:
     Mortality and expense risk
     charges......................           23,677            1,093             1,439
     Administrative charges.......            1,973               91               120
                                        -----------       ----------        ----------
       Total net assets...........      $22,498,250       $1,049,556        $1,378,309
                                        ===========       ==========        ==========
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners......      $22,498,250       $1,049,556        $1,378,309
                                        ===========       ==========        ==========
     Variable accumulation unit
       value......................      $     15.03       $    10.16        $    10.57
                                        ===========       ==========        ==========

Identified Cost of Investment.....      $32,420,135       $1,052,313        $1,202,283
                                        ===========       ==========        ==========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II
                                                          TAX-QUALIFIED POLICIES





                            COLUMBIA
            CVS             SMALL CAP                           FIDELITY(R)       FIDELITY(R)       FIDELITY(R)        JANUS ASPEN
          CALVERT          VALUE FUND,        DREYFUS IP            VIP               VIP               VIP             BALANCED
          SOCIAL            VARIABLE          TECHNOLOGY          CONTRA-           EQUITY-          MID CAP--         PORTFOLIO--
         BALANCED           SERIES--           GROWTH--          FUND(R)--         INCOME--        SERVICE CLASS      INSTITUTIONAL
         PORTFOLIO           CLASS B        INITIAL SHARES     INITIAL CLASS     INITIAL CLASS           2               SHARES
------------------------------------------------------------------------------------------------------------------------------------

        $3,137,561         $1,534,000         $2,194,672        $49,886,180       $15,801,020       $ 9,817,463        $47,903,246
                --                 --                 --                 --                --                --                 --

                29               (250)                93            (41,274)           13,628           (41,950)             4,094



             3,278              1,635              2,311             52,045            16,448            10,151             49,285
               273                136                193              4,337             1,371               846              4,107
        ----------         ----------         ----------        -----------       -----------       -----------        -----------
        $3,134,039         $1,531,979         $2,192,261        $49,788,524       $15,796,829       $ 9,764,516        $47,853,948
        ==========         ==========         ==========        ===========       ===========       ===========        ===========

        $3,134,039         $1,531,979         $2,192,261        $49,788,524       $15,796,829       $ 9,764,516        $47,853,948
        ==========         ==========         ==========        ===========       ===========       ===========        ===========
        $    17.73         $    10.91         $     9.30        $     23.21       $     16.14       $     17.02        $     26.94
        ==========         ==========         ==========        ===========       ===========       ===========        ===========

        $3,587,766         $1,857,367         $1,954,186        $62,513,113       $21,309,363       $11,765,432        $42,913,604
        ==========         ==========         ==========        ===========       ===========       ===========        ===========






                                                                                                                      VAN KAMPEN'S
                            NEUBERGER                                                                                      UIF
                             BERMAN              ROYCE             ROYCE                                                EMERGING
          MFS(R)           AMT MID-CAP         MICRO-CAP         SMALL-CAP       T. ROWE PRICE        VAN ECK            MARKETS
         UTILITIES           GROWTH           PORTFOLIO--       PORTFOLIO--         EQUITY           WORLDWIDE           EQUITY
         SERIES--          PORTFOLIO--        INVESTMENT        INVESTMENT          INCOME             HARD            PORTFOLIO--
       SERVICE CLASS         CLASS S             CLASS             CLASS           PORTFOLIO          ASSETS             CLASS I
------------------------------------------------------------------------------------------------------------------------------------

        $20,311,428         $761,651          $2,299,188        $2,006,614        $13,406,976       $18,003,424        $13,710,582
                 --               --                  --                --                 --                --                 --

             (7,615)              75                 459             1,031            (23,858)          (26,909)           (13,973)



             21,229              792               2,423             2,073             13,897            18,194             14,287
              1,769               66                 202               173              1,158             1,516              1,191
        -----------         --------          ----------        ----------        -----------       -----------        -----------
        $20,280,815         $760,868          $2,297,022        $2,005,399        $13,368,063       $17,956,805        $13,681,131
        ===========         ========          ==========        ==========        ===========       ===========        ===========

        $20,280,815         $760,868          $2,297,022        $2,005,399        $13,368,063       $17,956,805        $13,681,131
        ===========         ========          ==========        ==========        ===========       ===========        ===========
        $     19.45         $  12.37          $    12.90        $    11.88        $     13.52       $     33.36        $     22.78
        ===========         ========          ==========        ==========        ===========       ===========        ===========

        $24,369,385         $804,242          $2,517,347        $2,078,591        $16,749,203       $19,478,334        $16,668,428
        ===========         ========          ==========        ==========        ===========       ===========        ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2009



                                          VICTORY
                                            VIF
                                        DIVERSIFIED
                                      STOCK--CLASS A
                                          SHARES
                                      --------------
ASSETS:
  Investment, at net asset value..      $1,055,408
  Dividends due and accrued.......              --
  Net receivable from (payable to)
     New York Life Insurance  and
     Annuity Corporation..........           2,438
LIABILITIES:
  Liability to New York Life
  Insurance and Annuity
  Corporation for:
     Mortality and expense risk
     charges......................           1,126
     Administrative charges.......              94
                                        ----------
       Total net assets...........      $1,056,626
                                        ==========
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners......      $1,056,626
                                        ==========
     Variable accumulation unit
       value......................      $    11.14
                                        ==========

Identified Cost of Investment.....      $1,303,440
                                        ==========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II
                                                          TAX-QUALIFIED POLICIES




                      (THIS PAGE INTENTIONALLY LEFT BLANK)

STATEMENT OF OPERATIONS
For the year ended December 31, 2009







                                        MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                        BALANCED--          BOND--             CASH
                                       SERVICE CLASS     INITIAL CLASS      MANAGEMENT
                                      --------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income.................      $   103,913       $   898,174      $     12,725
  Mortality and expense risk
     charges......................          (44,888)         (235,407)         (321,543)
  Administrative charges..........           (3,741)          (19,617)          (26,795)
                                        -----------       -----------      ------------
       Net investment income
          (loss)..................           55,284           643,150          (335,613)
                                        -----------       -----------      ------------
REALIZED AND UNREALIZED GAIN
  (LOSS):
  Proceeds from sale of
     investments..................        1,102,933         3,098,096        14,994,349
  Cost of investments sold........       (1,433,536)       (3,049,955)      (14,993,169)
                                        -----------       -----------      ------------
       Net realized gain (loss) on
          investments.............         (330,603)           48,141             1,180
  Realized gain distribution
     received.....................               --            73,447                --
  Change in unrealized
     appreciation (depreciation)
     on
     investments..................          944,946           444,751              (938)
                                        -----------       -----------      ------------
       Net gain (loss) on
          investments.............          614,343           566,339               242
                                        -----------       -----------      ------------
          Net increase (decrease)
            in net assets
            resulting
            from operations.......      $   669,627       $ 1,209,489      $   (335,371)
                                        ===========       ===========      ============








                                        MAINSTAY VP
                                        HIGH YIELD        MAINSTAY VP       MAINSTAY VP
                                         CORPORATE        ICAP SELECT         INCOME
                                          BOND--           EQUITY--          BUILDER--
                                       INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                                      --------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income.................      $ 4,468,203       $   568,205      $  1,558,123
  Mortality and expense risk
     charges......................         (689,565)         (372,208)         (522,090)
  Administrative charges..........          (57,464)          (31,017)          (43,507)
                                        -----------       -----------      ------------
       Net investment income
          (loss)..................        3,721,174           164,980           992,526
                                        -----------       -----------      ------------
REALIZED AND UNREALIZED GAIN
  (LOSS):
  Proceeds from sale of
     investments..................        6,658,946         4,460,584         6,357,048
  Cost of investments sold........       (6,181,007)       (6,928,177)      (12,365,727)
                                        -----------       -----------      ------------
       Net realized gain (loss) on
          investments.............          477,939        (2,467,593)       (6,008,679)
  Realized gain distribution
     received.....................               --                --                --
  Change in unrealized
     appreciation (depreciation)
     on
     investments..................       15,280,818         9,851,122        13,725,206
                                        -----------       -----------      ------------
       Net gain (loss) on
          investments.............       15,758,757         7,383,529         7,716,527
                                        -----------       -----------      ------------
          Net increase (decrease)
            in net assets
            resulting
            from operations.......      $19,479,931       $ 7,548,509      $  8,709,053
                                        ===========       ===========      ============





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II
                                                          TAX-QUALIFIED POLICIES








        MAINSTAY VP        MAINSTAY VP                          MAINSTAY VP                         MAINSTAY VP        MAINSTAY VP
          COMMON          CONSERVATIVE        MAINSTAY VP        FLOATING         MAINSTAY VP         GROWTH             GROWTH
          STOCK--         ALLOCATION--       CONVERTIBLE--        RATE--         GOVERNMENT--      ALLOCATION--         EQUITY--
       INITIAL CLASS      SERVICE CLASS      INITIAL CLASS     SERVICE CLASS     INITIAL CLASS     SERVICE CLASS      INITIAL CLASS
      ------------------------------------------------------------------------------------------------------------------------------

        $   731,391        $   206,260        $   232,174       $   175,254       $   737,885       $    79,973       $    375,832
           (422,193)           (80,227)          (124,001)          (61,156)         (255,670)          (45,409)          (750,334)
            (35,183)            (6,686)           (10,333)           (5,096)          (21,306)           (3,784)           (62,528)
        -----------        -----------        -----------       -----------       -----------       -----------       ------------
            274,015            119,347             97,840           109,002           460,909            30,780           (437,030)
        -----------        -----------        -----------       -----------       -----------       -----------       ------------

          4,401,864          1,141,050          1,401,323         1,333,966         5,392,694           935,057          8,202,176
         (9,950,894)        (1,374,992)        (1,658,102)       (1,572,442)       (5,118,898)       (1,472,361)       (12,919,138)
        -----------        -----------        -----------       -----------       -----------       -----------       ------------
         (5,549,030)          (233,942)          (256,779)         (238,476)          273,796          (537,304)        (4,716,962)
                 --            124,509                 --                --            19,647            73,578                 --

         12,055,571          1,219,446          3,950,395         1,419,442          (706,020)        1,337,550         23,035,784
        -----------        -----------        -----------       -----------       -----------       -----------       ------------
          6,506,541          1,110,013          3,693,616         1,180,966          (412,577)          873,824         18,318,822
        -----------        -----------        -----------       -----------       -----------       -----------       ------------

        $ 6,780,556        $ 1,229,360        $ 3,791,456       $ 1,289,968       $    48,332       $   904,604       $ 17,881,792
        ===========        ===========        ===========       ===========       ===========       ===========       ============








        MAINSTAY VP        MAINSTAY VP        MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP        MAINSTAY VP
       INTERNATIONAL        LARGE CAP           MID CAP           MID CAP           MID CAP          MODERATE        MODERATE GROWTH
         EQUITY--           GROWTH--            CORE--           GROWTH--           VALUE--        ALLOCATION--       ALLOCATION--
       INITIAL CLASS      INITIAL CLASS      INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     SERVICE CLASS      SERVICE CLASS
      ------------------------------------------------------------------------------------------------------------------------------

        $   940,462        $       --         $    26,891      $         --      $    291,946       $   321,696        $   280,452
           (159,783)          (64,168)            (67,646)          (65,896)          (75,377)         (143,246)          (125,837)
            (13,315)           (5,347)             (5,637)           (5,491)           (6,281)          (11,937)           (10,486)
        -----------        ----------         -----------      ------------      ------------       -----------        -----------
            767,364           (69,515)            (46,392)          (71,387)          210,288           166,513            144,129
        -----------        ----------         -----------      ------------      ------------       -----------        -----------

          2,406,871           846,074           1,078,211         7,833,666         9,099,435         2,039,746          1,523,995
         (2,718,462)         (919,137)         (1,862,419)      (10,549,813)      (13,294,496)       (2,434,806)        (1,911,500)
        -----------        ----------         -----------      ------------      ------------       -----------        -----------
           (311,591)          (73,063)           (784,208)       (2,716,147)       (4,195,061)         (395,060)          (387,505)
                 --                --                  --           111,734                --           262,339            230,023

          1,724,523         1,910,897           2,633,254         4,169,315         5,312,557         2,484,892          2,510,190
        -----------        ----------         -----------      ------------      ------------       -----------        -----------
          1,412,932         1,837,834           1,849,046         1,564,902         1,117,496         2,352,171          2,352,708
        -----------        ----------         -----------      ------------      ------------       -----------        -----------

        $ 2,180,296        $1,768,319         $ 1,802,654      $  1,493,515      $  1,327,784       $ 2,518,684        $ 2,496,837
        ===========        ==========         ===========      ============      ============       ===========        ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2009





                                        MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                          S&P 500          SMALL CAP        U.S. SMALL
                                          INDEX--          GROWTH--            CAP--
                                       INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                                      --------------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.................     $  1,884,215       $        --        $      --
  Mortality and expense risk
     charges......................         (808,126)          (22,325)         (25,698)
  Administrative charges..........          (67,344)           (1,860)          (2,142)
                                       ------------       -----------        ---------
       Net investment income
          (loss)..................        1,008,745           (24,185)         (27,840)
                                       ------------       -----------        ---------
REALIZED AND UNREALIZED GAIN
  (LOSS):
  Proceeds from sale of
     investments..................        9,448,329         2,693,264          416,258
  Cost of investments sold........      (12,998,249)       (4,313,496)        (624,521)
                                       ------------       -----------        ---------
       Net realized gain (loss) on
          investments.............       (3,549,920)       (1,620,232)        (208,263)
  Realized gain distribution
     received.....................               --                --               --
  Change in unrealized
     appreciation (depreciation)
     on
     investments..................       17,699,821         2,014,080          959,158
                                       ------------       -----------        ---------
       Net gain (loss) on
          investments.............       14,149,901           393,848          750,895
                                       ------------       -----------        ---------
          Net increase (decrease)
            in net assets
            resulting
            from operations.......     $ 15,158,646       $   369,663        $ 723,055
                                       ============       ===========        =========








                                        JANUS ASPEN       JANUS ASPEN         MFS(R)
                                         BALANCED          WORLDWIDE         INVESTORS
                                        PORTFOLIO--       PORTFOLIO--          TRUST
                                       INSTITUTIONAL     INSTITUTIONAL       SERIES--
                                          SHARES            SHARES         INITIAL CLASS
                                      --------------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.................      $ 1,326,646       $   282,326        $  15,862
  Mortality and expense risk
     charges......................         (531,054)         (238,545)         (11,293)
  Administrative charges..........          (44,254)          (19,879)            (941)
                                        -----------       -----------        ---------
       Net investment income
          (loss)..................          751,338            23,902            3,628
                                        -----------       -----------        ---------
REALIZED AND UNREALIZED GAIN
  (LOSS):
  Proceeds from sale of
     investments..................        6,415,575         2,840,617          148,820
  Cost of investments sold........       (6,834,258)       (6,411,143)        (136,220)
                                        -----------       -----------        ---------
       Net realized gain (loss) on
          investments.............         (418,683)       (3,570,526)          12,600
  Realized gain distribution
     received.....................        1,688,278                --               --
  Change in unrealized
     appreciation (depreciation)
     on
     investments..................        7,638,123         9,748,589          203,128
                                        -----------       -----------        ---------
       Net gain (loss) on
          investments.............        8,907,718         6,178,063          215,728
                                        -----------       -----------        ---------
          Net increase (decrease)
            in net assets
            resulting
            from operations.......      $ 9,659,056       $ 6,201,965        $ 219,356
                                        ===========       ===========        =========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II
                                                          TAX-QUALIFIED POLICIES







                                            COLUMBIA SMALL
           ALGER               CVS             CAP VALUE                          FIDELITY(R)       FIDELITY(R)
         AMERICAN            CALVERT             FUND,          DREYFUS IP            VIP               VIP            FIDELITY(R)
         SMALLCAP            SOCIAL            VARIABLE         TECHNOLOGY          CONTRA-           EQUITY-              VIP
         GROWTH--           BALANCED           SERIES--          GROWTH--          FUND(R)--         INCOME--           MID CAP--
      CLASS O SHARES        PORTFOLIO           CLASS B       INITIAL SHARES     INITIAL CLASS     INITIAL CLASS     SERVICE CLASS 2
      ------------------------------------------------------------------------------------------------------------------------------


        $        --         $  61,878          $  12,436         $   6,254        $   606,861       $   319,072        $    38,976
            (87,011)          (34,995)           (16,009)          (19,251)          (527,799)         (168,072)          (102,967)
             (7,251)           (2,916)            (1,334)           (1,604)           (43,983)          (14,006)            (8,581)
        -----------         ---------          ---------         ---------        -----------       -----------        -----------
            (94,262)           23,967             (4,907)          (14,601)            35,079           136,994            (72,572)
        -----------         ---------          ---------         ---------        -----------       -----------        -----------

            925,365           392,293            255,472           269,455          6,496,172         2,326,621          1,606,334
         (1,258,263)         (445,159)          (428,736)         (262,380)        (9,707,101)       (3,722,340)        (2,453,610)
        -----------         ---------          ---------         ---------        -----------       -----------        -----------
           (332,898)          (52,866)          (173,264)            7,075         (3,210,929)       (1,395,719)          (847,276)
                 --                --              2,572                --             12,051                --             44,778

          3,103,670           662,158            476,729           722,333         16,334,342         4,834,498          3,664,282
        -----------         ---------          ---------         ---------        -----------       -----------        -----------
          2,770,772           609,292            306,037           729,408         13,135,464         3,438,779          2,861,784
        -----------         ---------          ---------         ---------        -----------       -----------        -----------

        $ 2,676,510         $ 633,259          $ 301,130         $ 714,807        $13,170,543       $ 3,575,773        $ 2,789,212
        ===========         =========          =========         =========        ===========       ===========        ===========






                                               NEUBERGER
                                                BERMAN             ROYCE             ROYCE
          MFS(R)             MFS(R)           AMT MID-CAP        MICRO-CAP         SMALL-CAP       T. ROWE PRICE         VAN ECK
         RESEARCH           UTILITIES           GROWTH          PORTFOLIO--       PORTFOLIO--         EQUITY            WORLDWIDE
         SERIES--           SERIES--          PORTFOLIO--       INVESTMENT        INVESTMENT          INCOME              HARD
       INITIAL CLASS      SERVICE CLASS         CLASS S            CLASS             CLASS           PORTFOLIO           ASSETS
      ------------------------------------------------------------------------------------------------------------------------------


         $  19,034         $   827,342         $      --        $       --         $      --        $   236,809        $    37,572
           (15,196)           (212,725)           (7,909)          (20,855)          (19,711)          (142,233)          (177,569)
            (1,266)            (17,727)             (659)           (1,738)           (1,643)           (11,853)           (14,798)
         ---------         -----------         ---------        ----------         ---------        -----------        -----------
             2,572             596,890            (8,568)          (22,593)          (21,354)            82,723           (154,795)
         ---------         -----------         ---------        ----------         ---------        -----------        -----------

           280,209           3,238,706           267,165           396,235           376,991          2,159,764          2,309,642
          (278,462)         (4,043,899)         (395,198)         (804,734)         (612,710)        (3,095,792)        (3,039,162)
         ---------         -----------         ---------        ----------         ---------        -----------        -----------
             1,747            (805,193)         (128,033)         (408,499)         (235,719)          (936,028)          (729,520)
                --                  --                --                --                --                 --             74,508

           324,812           5,111,844           307,264         1,210,789           726,513          3,446,478          7,186,230
         ---------         -----------         ---------        ----------         ---------        -----------        -----------
           326,559           4,306,651           179,231           802,290           490,794          2,510,450          6,531,218
         ---------         -----------         ---------        ----------         ---------        -----------        -----------

         $ 329,131         $ 4,903,541         $ 170,663        $  779,697         $ 469,440        $ 2,593,173        $ 6,376,423
         =========         ===========         =========        ==========         =========        ===========        ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2009



                                       VAN KAMPEN'S
                                            UIF
                                         EMERGING           VICTORY
                                          MARKETS             VIF
                                          EQUITY          DIVERSIFIED
                                        PORTFOLIO--         STOCK--
                                          CLASS I       CLASS A SHARES
                                      --------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.................      $        --        $   8,248
  Mortality and expense risk
     charges......................         (128,043)         (12,358)
  Administrative charges..........          (10,670)          (1,030)
                                        -----------        ---------
       Net investment income
          (loss)..................         (138,713)          (5,140)
                                        -----------        ---------
REALIZED AND UNREALIZED GAIN
  (LOSS):
  Proceeds from sale of
     investments..................        2,168,135          332,919
  Cost of investments sold........       (2,233,458)        (553,385)
                                        -----------        ---------
       Net realized gain (loss) on
          investments.............          (65,323)        (220,466)
  Realized gain distribution
     received.....................               --               --
  Change in unrealized
     appreciation (depreciation)
     on
     investments..................        5,723,290          449,002
                                        -----------        ---------
       Net gain (loss) on
          investments.............        5,657,967          228,536
                                        -----------        ---------
          Net increase (decrease)
            in net assets
            resulting
            from operations.......      $ 5,519,254        $ 223,396
                                        ===========        =========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II
                                                          TAX-QUALIFIED POLICIES






                      (THIS PAGE INTENTIONALLY LEFT BLANK)

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2009
and December 31, 2008





                                                                          MAINSTAY VP                         MAINSTAY VP
                                                                          BALANCED--                            BOND--
                                                                         SERVICE CLASS                       INITIAL CLASS
                                                               --------------------------------    --------------------------------
                                                                    2009              2008              2009              2008
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $   55,284        $   (72,099)      $   643,150       $   623,208
     Net realized gain (loss) on investments................       (330,603)           (76,957)           48,141           187,791
     Realized gain distribution received....................             --             15,888            73,447             6,376
     Change in unrealized appreciation (depreciation) on
       investments..........................................        944,946         (1,462,207)          444,751          (384,394)
                                                                 ----------        -----------       -----------       -----------
       Net increase (decrease) in net assets resulting from
          operations........................................        669,627         (1,595,375)        1,209,489           432,981
                                                                 ----------        -----------       -----------       -----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................         73,095            225,950           567,969         1,050,262
     Policyowners' surrenders...............................       (526,498)          (628,787)       (2,247,954)       (3,682,693)
     Policyowners' annuity and death benefits...............             --             (4,547)         (110,124)         (209,151)
     Net transfers from (to) Fixed Account..................        (62,198)          (276,724)         (348,259)       (1,326,844)
     Transfers between Investment Divisions.................       (390,163)          (944,457)          511,723           947,996
                                                                 ----------        -----------       -----------       -----------
       Net contributions and (withdrawals)..................       (905,764)        (1,628,565)       (1,626,645)       (3,220,430)
                                                                 ----------        -----------       -----------       -----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................           (409)             2,639              (756)           (1,467)
                                                                 ----------        -----------       -----------       -----------
          Increase (decrease) in net assets.................       (236,546)        (3,221,301)         (417,912)       (2,788,916)

NET ASSETS:
     Beginning of period....................................      4,121,155          7,342,456        20,051,707        22,840,623
                                                                 ----------        -----------       -----------       -----------
     End of period..........................................     $3,884,609        $ 4,121,155       $19,633,795       $20,051,707
                                                                 ==========        ===========       ===========       ===========







                                                                          MAINSTAY VP
                                                                           FLOATING                           MAINSTAY VP
                                                                            RATE--                           GOVERNMENT--
                                                                         SERVICE CLASS                       INITIAL CLASS
                                                               --------------------------------    --------------------------------
                                                                    2009              2008              2009              2008
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $  109,002        $   201,535       $   460,909       $   373,334
     Net realized gain (loss) on investments................       (238,476)          (385,181)          273,796            14,482
     Realized gain distribution received....................             --                 --            19,647                --
     Change in unrealized appreciation (depreciation) on
       investments..........................................      1,419,442         (1,103,865)         (706,020)        1,334,657
                                                                 ----------        -----------       -----------       -----------
       Net increase (decrease) in net assets resulting from
          operations........................................      1,289,968         (1,287,511)           48,332         1,722,473
                                                                 ----------        -----------       -----------       -----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................        179,565            274,883           670,253           625,001
     Policyowners' surrenders...............................       (477,770)          (924,585)       (3,057,533)       (3,352,045)
     Policyowners' annuity and death benefits...............           (989)           (18,207)         (226,862)         (100,279)
     Net transfers from (to) Fixed Account..................       (141,953)          (968,547)         (367,502)         (868,231)
     Transfers between Investment Divisions.................      1,801,644         (1,068,967)         (360,892)        5,026,646
                                                                 ----------        -----------       -----------       -----------
       Net contributions and (withdrawals)..................      1,360,497         (2,705,423)       (3,342,536)        1,331,092
                                                                 ----------        -----------       -----------       -----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................         (1,074)               644               144            (2,624)
                                                                 ----------        -----------       -----------       -----------
          Increase (decrease) in net assets.................      2,649,391         (3,992,290)       (3,294,060)        3,050,941

NET ASSETS:
     Beginning of period....................................      3,624,877          7,617,167        22,516,450        19,465,509
                                                                 ----------        -----------       -----------       -----------
     End of period..........................................     $6,274,268        $ 3,624,877       $19,222,390       $22,516,450
                                                                 ==========        ===========       ===========       ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II
                                                          TAX-QUALIFIED POLICIES








                                                                          MAINSTAY VP
                                            MAINSTAY VP                   CONSERVATIVE                  MAINSTAY VP
              MAINSTAY VP                  COMMON STOCK--                 ALLOCATION--                 CONVERTIBLE--
            CASH MANAGEMENT                INITIAL CLASS                 SERVICE CLASS                 INITIAL CLASS
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2009           2008           2009           2008           2009           2008           2009           2008
     -----------------------------------------------------------------------------------------------------------------------


       $  (335,613)  $    229,257    $   274,015   $     55,957    $  119,347     $   (81,051)   $    97,840    $    97,075
             1,180            723     (5,549,030)    (3,753,729)     (233,942)        (47,017)      (256,779)       594,623
                --             --             --      6,760,340       124,509          50,564             --      1,543,149

              (938)         1,339     12,055,571    (26,413,622)    1,219,446      (1,280,774)     3,950,395     (7,448,351)
       -----------   ------------    -----------   ------------    ----------     -----------    -----------    -----------

          (335,371)       231,319      6,780,556    (23,351,054)    1,229,360      (1,358,278)     3,791,456     (5,213,504)
       -----------   ------------    -----------   ------------    ----------     -----------    -----------    -----------

         1,362,968      2,185,281        837,455      1,502,527       327,744         719,496        337,591        574,503
        (7,242,290)   (13,007,699)    (3,118,139)    (6,458,024)     (573,875)     (1,095,114)    (1,184,246)    (2,210,413)
           (35,670)      (302,585)      (120,294)      (326,466)           --        (176,483)       (21,355)      (178,899)
        (3,063,533)    (1,653,414)      (564,173)    (1,232,510)     (305,059)       (532,357)      (191,178)      (553,218)
           (33,199)    21,870,201       (899,228)    (3,685,359)    1,133,108       3,428,649        921,779        624,294
       -----------   ------------    -----------   ------------    ----------     -----------    -----------    -----------
        (9,011,724)     9,091,784     (3,864,379)   (10,199,832)      581,918       2,344,191       (137,409)    (1,743,733)
       -----------   ------------    -----------   ------------    ----------     -----------    -----------    -----------


                (9)        (1,159)        (3,282)        44,237          (847)          1,684         (2,665)         7,013
       -----------   ------------    -----------   ------------    ----------     -----------    -----------    -----------
        (9,347,104)     9,321,944      2,912,895    (33,506,649)    1,810,431         987,597      3,651,382     (6,950,224)


        31,702,233     22,380,289     36,192,633     69,699,282     6,120,955       5,133,358      8,744,015     15,694,239
       -----------   ------------    -----------   ------------    ----------     -----------    -----------    -----------
       $22,355,129   $ 31,702,233    $39,105,528   $ 36,192,633    $7,931,386     $ 6,120,955    $12,395,397    $ 8,744,015
       ===========   ============    ===========   ============    ==========     ===========    ===========    ===========






                                                                          MAINSTAY VP
              MAINSTAY VP                   MAINSTAY VP                    HIGH YIELD                   MAINSTAY VP
                 GROWTH                        GROWTH                      CORPORATE                        ICAP
              ALLOCATION--                    EQUITY--                       BOND--                   SELECT EQUITY--
             SERVICE CLASS                 INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2009           2008           2009           2008           2009           2008           2009           2008
     -----------------------------------------------------------------------------------------------------------------------



       $   30,780     $   (37,541)   $  (437,030)  $   (665,305)   $ 3,721,174   $  5,034,543    $   164,980   $   (176,654)
         (537,304)       (136,660)    (4,716,962)    (2,268,327)       477,939      1,817,807     (2,467,593)      (755,913)
           73,578         107,290             --             --             --             --             --      1,438,921

        1,337,550      (2,289,551)    23,035,784    (39,349,380)    15,280,818    (24,787,017)     9,851,122    (19,461,375)
       ----------     -----------    -----------   ------------    -----------   ------------    -----------   ------------

          904,604      (2,356,462)    17,881,792    (42,283,012)    19,479,931    (17,934,667)     7,548,509    (18,955,021)
       ----------     -----------    -----------   ------------    -----------   ------------    -----------   ------------

          272,302         379,829      1,756,282      2,883,791      1,416,514      2,070,860        806,371        912,381
         (549,949)       (467,671)    (5,672,396)   (10,463,780)    (6,530,706)   (11,946,091)    (3,469,624)    (4,138,310)
               --         (13,434)      (275,614)      (537,682)      (281,573)    (1,269,081)       (98,407)      (316,514)
          (53,558)       (167,422)      (867,589)    (1,674,454)    (1,215,009)    (2,842,951)      (528,755)    (1,121,113)
          (23,434)        940,817     (2,106,986)    (5,535,752)     3,336,870     (4,675,177)     7,241,559     41,651,582
       ----------     -----------    -----------   ------------    -----------   ------------    -----------   ------------
         (354,639)        672,119     (7,166,303)   (15,327,877)    (3,273,904)   (18,662,440)     3,951,144     36,988,026
       ----------     -----------    -----------   ------------    -----------   ------------    -----------   ------------


             (567)          3,776        (12,304)        81,179        (16,011)        15,838         (4,382)        19,465
       ----------     -----------    -----------   ------------    -----------   ------------    -----------   ------------
          549,398      (1,680,567)    10,703,185    (57,529,710)    16,190,016    (36,581,269)    11,495,271     18,052,470


        3,690,365       5,370,932     59,445,168    116,974,878     49,094,848     85,676,117     29,350,385     11,297,915
       ----------     -----------    -----------   ------------    -----------   ------------    -----------   ------------
       $4,239,763     $ 3,690,365    $70,148,353   $ 59,445,168    $65,284,864   $ 49,094,848    $40,845,656   $ 29,350,385
       ==========     ===========    ===========   ============    ===========   ============    ===========   ============





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2009
and December 31, 2008



                                                                          MAINSTAY VP                         MAINSTAY VP
                                                                       INCOME BUILDER--                 INTERNATIONAL EQUITY--
                                                                         INITIAL CLASS                       INITIAL CLASS
                                                               --------------------------------    --------------------------------
                                                                    2009              2008              2009              2008
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $   992,526      $  1,092,981       $   767,364       $    16,377
     Net realized gain (loss) on investments................      (6,008,679)       (3,952,444)         (311,591)        1,308,935
     Realized gain distribution received....................              --         7,345,405                --         2,081,350
     Change in unrealized appreciation (depreciation) on
       investments..........................................      13,725,206       (23,162,307)        1,724,523        (9,128,406)
                                                                 -----------      ------------       -----------       -----------
       Net increase (decrease) in net assets resulting from
          operations........................................       8,709,053       (18,676,365)        2,180,296        (5,721,744)
                                                                 -----------      ------------       -----------       -----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................         875,257         1,439,022           429,603           845,382
     Policyowners' surrenders...............................      (4,272,038)       (9,357,318)       (1,386,748)       (2,388,769)
     Policyowners' annuity and death benefits...............        (289,875)         (588,754)          (35,076)          (76,463)
     Net transfers from (to) Fixed Account..................        (618,273)       (1,802,325)         (301,216)         (493,819)
     Transfers between Investment Divisions.................      (1,205,951)       (2,985,451)         (620,218)       (1,167,857)
                                                                 -----------      ------------       -----------       -----------
       Net contributions and (withdrawals)..................      (5,510,880)      (13,294,826)       (1,913,655)       (3,281,526)
                                                                 -----------      ------------       -----------       -----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................          (6,373)           32,727            (1,378)           13,068
                                                                 -----------      ------------       -----------       -----------
          Increase (decrease) in net assets.................       3,191,800       (31,938,464)          265,263        (8,990,202)

NET ASSETS:
     Beginning of period....................................      43,533,260        75,471,724        14,017,907        23,008,109
                                                                 -----------      ------------       -----------       -----------
     End of period..........................................     $46,725,060      $ 43,533,260       $14,283,170       $14,017,907
                                                                 ===========      ============       ===========       ===========





                                                                                                              MAINSTAY VP
                                                                          MAINSTAY VP                          MODERATE
                                                                           MODERATE                             GROWTH
                                                                         ALLOCATION--                        ALLOCATION--
                                                                         SERVICE CLASS                       SERVICE CLASS
                                                               --------------------------------    --------------------------------
                                                                    2009              2008              2009              2008
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $   166,513       $  (126,928)      $   144,129       $  (103,781)
     Net realized gain (loss) on investments................        (395,060)             (594)         (387,505)         (113,248)
     Realized gain distribution received....................         262,339           153,039           230,023           204,750
     Change in unrealized appreciation (depreciation) on
       investments..........................................       2,484,892        (3,612,444)        2,510,190        (4,884,736)
                                                                 -----------       -----------       -----------       -----------
       Net increase (decrease) in net assets resulting from
          operations........................................       2,518,684        (3,586,927)        2,496,837        (4,897,015)
                                                                 -----------       -----------       -----------       -----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................         799,790           694,598           464,127           741,059
     Policyowners' surrenders...............................      (1,171,695)       (2,882,151)       (1,033,656)       (1,034,122)
     Policyowners' annuity and death benefits...............        (141,465)          (53,572)             (945)               --
     Net transfers from (to) Fixed Account..................        (277,228)         (410,494)         (120,787)         (396,707)
     Transfers between Investment Divisions.................       1,777,485         4,372,710           361,499         2,773,571
                                                                 -----------       -----------       -----------       -----------
       Net contributions and (withdrawals)..................         986,887         1,721,091          (329,762)        2,083,801
                                                                 -----------       -----------       -----------       -----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................          (1,659)            5,240            (1,643)            7,657
                                                                 -----------       -----------       -----------       -----------
          Increase (decrease) in net assets.................       3,503,912        (1,860,596)        2,165,432        (2,805,557)

NET ASSETS:
     Beginning of period....................................      10,333,823        12,194,419         9,866,637        12,672,194
                                                                 -----------       -----------       -----------       -----------
     End of period..........................................     $13,837,735       $10,333,823       $12,032,069       $ 9,866,637
                                                                 ===========       ===========       ===========       ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II
                                                          TAX-QUALIFIED POLICIES










              MAINSTAY VP                   MAINSTAY VP                   MAINSTAY VP                   MAINSTAY VP
               LARGE CAP                      MID CAP                       MID CAP                       MID CAP
                GROWTH--                       CORE--                       GROWTH--                      VALUE--
             INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2009           2008           2009           2008           2009           2008           2009           2008
     -----------------------------------------------------------------------------------------------------------------------



       $  (69,515)    $   (81,827)   $   (46,392)   $   (75,072)   $   (71,387)   $  (132,313)   $   210,288    $    26,670
          (73,063)        (56,520)      (784,208)        11,713     (2,716,147)       694,069     (4,195,061)       (88,559)
               --              --             --        823,850        111,734        931,355             --      1,448,228

        1,910,897      (3,035,045)     2,633,254     (4,576,444)     4,169,315     (7,138,988)     5,312,557     (5,566,536)
       ----------     -----------    -----------    -----------    -----------    -----------    -----------    -----------

        1,768,319      (3,173,392)     1,802,654     (3,815,953)     1,493,515     (5,645,877)     1,327,784     (4,180,197)
       ----------     -----------    -----------    -----------    -----------    -----------    -----------    -----------

          212,635         323,562        159,543        311,608        172,443        503,196        171,565        550,046
         (573,989)       (733,792)      (695,340)      (971,264)      (492,022)    (1,849,895)      (601,503)    (1,491,214)
           (6,504)         (8,759)       (13,714)       (21,784)          (289)       (18,320)        (7,201)       (37,807)
          (91,407)        (97,868)      (138,004)      (173,453)      (155,785)      (286,585)      (149,494)      (500,595)
          315,238         714,995      6,662,244     (1,166,325)    (7,029,889)    (1,023,788)    (8,149,343)    (1,671,392)
       ----------     -----------    -----------    -----------    -----------    -----------    -----------    -----------
         (144,027)        198,138      5,974,729     (2,021,218)    (7,505,542)    (2,675,392)    (8,735,976)    (3,150,962)
       ----------     -----------    -----------    -----------    -----------    -----------    -----------    -----------


           (1,202)          5,482           (957)         6,747           (867)        10,856           (617)         8,844
       ----------     -----------    -----------    -----------    -----------    -----------    -----------    -----------
        1,623,090      (2,969,772)     7,776,426     (5,830,424)    (6,012,894)    (8,310,413)    (7,408,809)    (7,322,315)


        4,752,748       7,722,520      4,626,090     10,456,514      6,012,894     14,323,307      7,408,809     14,731,124
       ----------     -----------    -----------    -----------    -----------    -----------    -----------    -----------
       $6,375,838     $ 4,752,748    $12,402,516    $ 4,626,090    $        --    $ 6,012,894    $        --    $ 7,408,809
       ==========     ===========    ===========    ===========    ===========    ===========    ===========    ===========





              MAINSTAY VP                   MAINSTAY VP                   MAINSTAY VP
                S&P 500                      SMALL CAP                     U.S. SMALL                   MAINSTAY VP
                INDEX--                       GROWTH--                       CAP--                        VALUE--
             INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2009           2008           2009           2008           2009           2008           2009           2008
     -----------------------------------------------------------------------------------------------------------------------




       $ 1,008,745   $    904,168    $   (24,185)   $   (42,382)   $  (27,840)    $   (34,564)       $--       $    882,960
        (3,549,920)     1,712,123     (1,620,232)      (150,141)     (208,263)        147,814         --           (483,158)
                --             --             --        622,910            --         615,449         --          5,971,887

        17,699,821    (47,945,628)     2,014,080     (1,987,983)      959,158      (2,439,903)        --         (7,208,191)
       -----------   ------------    -----------    -----------    ----------     -----------        ---       ------------

        15,158,646    (45,329,337)       369,663     (1,557,596)      723,055      (1,711,204)        --           (836,502)
       -----------   ------------    -----------    -----------    ----------     -----------        ---       ------------

         1,776,077      3,138,823         57,942        209,321        51,783         120,955         --            499,401
        (6,622,693)   (13,153,257)      (222,144)      (576,742)     (247,035)       (281,861)        --         (2,236,739)
          (392,322)      (568,744)          (276)       (21,517)       (1,043)             --         --            (70,024)
        (1,455,250)    (2,435,505)       (50,607)       (54,873)      (67,109)        (27,534)        --           (269,153)
        (1,584,583)    (6,025,028)    (2,268,988)      (349,480)    2,291,473        (159,915)        --        (44,139,921)
       -----------   ------------    -----------    -----------    ----------     -----------        ---       ------------
        (8,278,771)   (19,043,711)    (2,484,073)      (793,291)    2,028,069        (348,355)        --        (46,216,436)
       -----------   ------------    -----------    -----------    ----------     -----------        ---       ------------


            (8,645)        85,457           (159)         3,014          (426)          3,250         --              6,285
       -----------   ------------    -----------    -----------    ----------     -----------        ---       ------------
         6,871,230    (64,287,591)    (2,114,569)    (2,347,873)    2,750,698      (2,056,309)        --        (47,046,653)


        68,453,259    132,740,850      2,114,569      4,462,442     1,693,160       3,749,469         --         47,046,653
       -----------   ------------    -----------    -----------    ----------     -----------        ---       ------------
       $75,324,489   $ 68,453,259    $        --    $ 2,114,569    $4,443,858     $ 1,693,160        $--       $         --
       ===========   ============    ===========    ===========    ==========     ===========        ===       ============





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2009
and December 31, 2008


                                                                                                                  CVS
                                                                                                                CALVERT
                                                                        ALGER AMERICAN                          SOCIAL
                                                                       SMALLCAP GROWTH--                       BALANCED
                                                                        CLASS O SHARES                         PORTFOLIO
                                                               --------------------------------    --------------------------------
                                                                    2009              2008              2009              2008
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $  (94,262)       $  (135,715)      $   23,967        $    42,681
     Net realized gain (loss) on investments................       (332,898)          (126,630)         (52,866)           (59,811)
     Realized gain distribution received....................             --            145,649               --             51,115
     Change in unrealized appreciation (depreciation) on
       investments..........................................      3,103,670         (6,272,346)         662,158         (1,411,971)
                                                                 ----------        -----------       ----------        -----------
       Net increase (decrease) in net assets resulting from
          operations........................................      2,676,510         (6,389,042)         633,259         (1,377,986)
                                                                 ----------        -----------       ----------        -----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................        204,621            329,098           82,077            136,404
     Policyowners' surrenders...............................       (618,452)        (1,279,824)        (292,987)          (359,954)
     Policyowners' annuity and death benefits...............        (11,932)           (29,134)             (51)           (31,992)
     Net transfers from (to) Fixed Account..................        (67,763)          (210,747)         (53,566)           (43,076)
     Transfers between Investment Divisions.................       (235,298)        (1,032,774)          34,240           (121,672)
                                                                 ----------        -----------       ----------        -----------
       Net contributions and (withdrawals)..................       (728,824)        (2,223,381)        (230,287)          (420,290)
                                                                 ----------        -----------       ----------        -----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................         (1,585)            12,548             (430)             2,166
                                                                 ----------        -----------       ----------        -----------
          Increase (decrease) in net assets.................      1,946,101         (8,599,875)         402,542         (1,796,110)

NET ASSETS:
     Beginning of period....................................      6,449,746         15,049,621        2,731,497          4,527,607
                                                                 ----------        -----------       ----------        -----------
     End of period..........................................     $8,395,847        $ 6,449,746       $3,134,039        $ 2,731,497
                                                                 ==========        ===========       ==========        ===========






                                                                          FIDELITY(R)                         JANUS ASPEN
                                                                              VIP                              BALANCED
                                                                           MID CAP--                          PORTFOLIO--
                                                                        SERVICE CLASS 2                  INSTITUTIONAL SHARES
                                                               --------------------------------    --------------------------------
                                                                    2009              2008              2009              2008
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $  (72,572)       $  (127,087)      $   751,338      $    701,839
     Net realized gain (loss) on investments................       (847,276)          (488,909)         (418,683)         (588,378)
     Realized gain distribution received....................         44,778          2,057,496         1,688,278         3,792,982
     Change in unrealized appreciation (depreciation) on
       investments..........................................      3,664,282         (7,226,708)        7,638,123       (13,598,591)
                                                                 ----------        -----------       -----------      ------------
       Net increase (decrease) in net assets resulting from
          operations........................................      2,789,212         (5,785,208)        9,659,056        (9,692,148)
                                                                 ----------        -----------       -----------      ------------
  Contributions and (Withdrawals):
     Payments received from policyowners....................        413,631            828,278         1,062,716         1,974,487
     Policyowners' surrenders...............................       (864,343)        (1,145,635)       (4,718,762)       (7,173,796)
     Policyowners' annuity and death benefits...............        (14,501)           (25,206)         (104,573)         (236,707)
     Net transfers from (to) Fixed Account..................       (200,192)          (428,822)       (1,018,651)       (1,521,130)
     Transfers between Investment Divisions.................       (183,587)          (935,501)          (87,356)       (1,501,694)
                                                                 ----------        -----------       -----------      ------------
       Net contributions and (withdrawals)..................       (848,992)        (1,706,886)       (4,866,626)       (8,458,840)
                                                                 ----------        -----------       -----------      ------------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................         (1,945)             9,574            (6,738)           18,117
                                                                 ----------        -----------       -----------      ------------
          Increase (decrease) in net assets.................      1,938,275         (7,482,520)        4,785,692       (18,132,871)

NET ASSETS:
     Beginning of period....................................      7,826,241         15,308,761        43,068,256        61,201,127
                                                                 ----------        -----------       -----------      ------------
     End of period..........................................     $9,764,516        $ 7,826,241       $47,853,948      $ 43,068,256
                                                                 ==========        ===========       ===========      ============





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II
                                                          TAX-QUALIFIED POLICIES








                COLUMBIA
               SMALL CAP                     DREYFUS IP                   FIDELITY(R)                   FIDELITY(R)
              VALUE FUND,                    TECHNOLOGY                       VIP                           VIP
           VARIABLE SERIES--                  GROWTH--                  CONTRAFUND(R)--               EQUITY-INCOME--
                CLASS B                    INITIAL SHARES                INITIAL CLASS                 INITIAL CLASS
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2009           2008           2009           2008           2009           2008           2009           2008
     -----------------------------------------------------------------------------------------------------------------------



       $   (4,907)    $  (15,233)    $  (14,601)    $   (22,696)   $    35,079   $   (236,727)   $   136,994   $    226,877
         (173,264)      (182,741)         7,075         (26,807)    (3,210,929)    (2,290,247)    (1,395,719)    (1,271,307)
            2,572        209,231             --              --         12,051      1,982,504             --         24,563

          476,729       (608,647)       722,333        (856,361)    16,334,342    (34,242,364)     4,834,498    (10,728,727)
       ----------     ----------     ----------     -----------    -----------   ------------    -----------   ------------

          301,130       (597,390)       714,807        (905,864)    13,170,543    (34,786,834)     3,575,773    (11,748,594)
       ----------     ----------     ----------     -----------    -----------   ------------    -----------   ------------

           44,887         96,323         71,523          83,093      1,303,397      2,431,595        492,997        953,517
         (116,445)      (158,038)      (131,423)       (240,362)    (4,520,861)    (8,177,339)    (1,671,372)    (3,451,867)
             (195)        (6,000)            --         (11,433)      (110,339)      (204,343)       (53,082)       (78,142)
           (7,576)       (45,036)       (25,891)        (23,810)      (870,422)    (1,562,559)      (345,453)      (825,514)
            8,105       (205,092)       430,471         (60,679)    (1,370,696)    (2,399,653)      (147,258)    (1,211,882)
       ----------     ----------     ----------     -----------    -----------   ------------    -----------   ------------
          (71,224)      (317,843)       344,680        (253,191)    (5,568,921)    (9,912,299)    (1,724,168)    (4,613,888)
       ----------     ----------     ----------     -----------    -----------   ------------    -----------   ------------


             (167)         1,145           (506)          1,896         (8,453)        64,767         (2,228)        22,112
       ----------     ----------     ----------     -----------    -----------   ------------    -----------   ------------
          229,739       (914,088)     1,058,981      (1,157,159)     7,593,169    (44,634,366)     1,849,377    (16,340,370)


        1,302,240      2,216,328      1,133,280       2,290,439     42,195,355     86,829,721     13,947,452     30,287,822
       ----------     ----------     ----------     -----------    -----------   ------------    -----------   ------------
       $1,531,979     $1,302,240     $2,192,261     $ 1,133,280    $49,788,524   $ 42,195,355    $15,796,829   $ 13,947,452
       ==========     ==========     ==========     ===========    ===========   ============    ===========   ============






              JANUS ASPEN                      MFS(R)
               WORLDWIDE                     INVESTORS                       MFS(R)                        MFS(R)
              PORTFOLIO--                  TRUST SERIES--              RESEARCH SERIES--             UTILITIES SERIES--
          INSTITUTIONAL SHARES             INITIAL CLASS                 INITIAL CLASS                 SERVICE CLASS
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2009           2008           2009           2008           2009           2008           2009           2008
     -----------------------------------------------------------------------------------------------------------------------



       $    23,902   $    (36,768)   $    3,628     $   (5,590)    $    2,572     $   (13,834)   $   596,890   $     12,733
        (3,570,526)    (5,111,701)       12,600         54,701          1,747          21,138       (805,193)       632,385
                --             --            --         86,177             --              --             --      4,310,408

         9,748,589    (11,446,794)      203,128       (614,221)       324,812        (802,327)     5,111,844    (16,988,333)
       -----------   ------------    ----------     ----------     ----------     -----------    -----------   ------------

         6,201,965    (16,595,263)      219,356       (478,933)       329,131        (795,023)     4,903,541    (12,032,807)
       -----------   ------------    ----------     ----------     ----------     -----------    -----------   ------------

           524,470      1,132,426        29,367         43,589         26,822          46,477        640,225      1,320,639
        (1,937,536)    (3,709,182)      (85,598)      (160,184)      (139,312)       (256,902)    (1,578,971)    (3,543,037)
           (71,513)      (128,853)          (46)          (422)        (7,560)         (4,552)       (35,532)       (63,402)
          (340,146)      (519,319)      (25,061)       (22,941)       (54,300)        (15,254)      (364,410)      (803,297)
          (497,524)    (1,771,127)       11,676        (53,558)       (51,877)        (59,044)      (739,242)      (564,936)
       -----------   ------------    ----------     ----------     ----------     -----------    -----------   ------------
        (2,322,249)    (4,996,055)      (69,662)      (193,516)      (226,227)       (289,275)    (2,077,930)    (2,524,161)
       -----------   ------------    ----------     ----------     ----------     -----------    -----------   ------------


            (4,726)        30,193          (144)           919           (215)          1,550         (3,098)        20,650
       -----------   ------------    ----------     ----------     ----------     -----------    -----------   ------------
         3,874,990    (21,561,125)      149,550       (671,530)       102,689      (1,082,748)     2,822,513    (14,536,318)


        18,623,260     40,184,385       900,006      1,571,536      1,275,620       2,358,368     17,458,302     31,994,620
       -----------   ------------    ----------     ----------     ----------     -----------    -----------   ------------
       $22,498,250   $ 18,623,260    $1,049,556     $  900,006     $1,378,309     $ 1,275,620    $20,280,815   $ 17,458,302
       ===========   ============    ==========     ==========     ==========     ===========    ===========   ============





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2009
and December 31, 2008


                                                                           NEUBERGER
                                                                            BERMAN                               ROYCE
                                                                          AMT MID-CAP                          MICRO-CAP
                                                                      GROWTH PORTFOLIO--                      PORTFOLIO--
                                                                            CLASS S                        INVESTMENT CLASS
                                                               --------------------------------    --------------------------------
                                                                    2009              2008              2009              2008
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................      $  (8,568)       $  (12,240)       $  (22,593)       $    26,472
     Net realized gain (loss) on investments................       (128,033)           15,857          (408,499)          (191,892)
     Realized gain distribution received....................             --                --                --            230,962
     Change in unrealized appreciation (depreciation) on
       investments..........................................        307,264          (523,434)        1,210,789         (1,219,317)
                                                                  ---------        ----------        ----------        -----------
       Net increase (decrease) in net assets resulting from
          operations........................................        170,663          (519,817)          779,697         (1,153,775)
                                                                  ---------        ----------        ----------        -----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................         56,633            54,019            64,367            162,507
     Policyowners' surrenders...............................        (68,198)         (190,488)         (163,966)          (286,716)
     Policyowners' annuity and death benefits...............             --                --           (14,670)           (10,053)
     Net transfers from (to) Fixed Account..................        (21,604)            1,042           (26,639)           (51,560)
     Transfers between Investment Divisions.................        (13,548)           50,586           269,680            (56,473)
                                                                  ---------        ----------        ----------        -----------
       Net contributions and (withdrawals)..................        (46,717)          (84,841)          128,772           (242,295)
                                                                  ---------        ----------        ----------        -----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................           (102)              972              (593)             1,782
                                                                  ---------        ----------        ----------        -----------
          Increase (decrease) in net assets.................        123,844          (603,686)          907,876         (1,394,288)

NET ASSETS:
     Beginning of period....................................        637,024         1,240,710         1,389,146          2,783,434
                                                                  ---------        ----------        ----------        -----------
     End of period..........................................      $ 760,868        $  637,024        $2,297,022        $1,389,146
                                                                  =========        ==========        ==========        ===========






                                                                                                             VAN KAMPEN'S
                                                                            VAN ECK                               UIF
                                                                           WORLDWIDE                       EMERGING MARKETS
                                                                          HARD ASSETS                  EQUITY PORTFOLIO--CLASS I
                                                               --------------------------------    --------------------------------
                                                                    2009              2008              2009              2008
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $  (154,795)     $   (226,238)      $  (138,713)     $   (206,258)
     Net realized gain (loss) on investments................        (729,520)        1,224,890           (65,323)        1,883,099
     Realized gain distribution received....................          74,508         3,436,696                --        4,697,960
     Change in unrealized appreciation (depreciation) on
       investments..........................................       7,186,230       (15,896,804)        5,723,290       (18,543,479)
                                                                 -----------      ------------       -----------      ------------
       Net increase (decrease) in net assets resulting from
          operations........................................       6,376,423       (11,461,456)        5,519,254       (12,168,678)
                                                                 -----------      ------------       -----------      ------------
  Contributions and (Withdrawals):
     Payments received from policyowners....................         459,178           856,726           317,499           523,020
     Policyowners' surrenders...............................      (1,321,225)       (2,979,375)       (1,097,443)       (1,947,291)
     Policyowners' annuity and death benefits...............         (53,385)          (61,932)           (4,982)          (42,814)
     Net transfers from (to) Fixed Account..................        (140,700)         (474,863)         (137,639)         (263,947)
     Transfers between Investment Divisions.................         669,685         1,970,028           614,734          (407,624)
                                                                 -----------      ------------       -----------      ------------
       Net contributions and (withdrawals)..................        (386,447)         (689,416)         (307,831)       (2,138,656)
                                                                 -----------      ------------       -----------      ------------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................          (4,291)            9,232            (4,989)           23,122
                                                                 -----------      ------------       -----------      ------------
          Increase (decrease) in net assets.................       5,985,685       (12,141,640)        5,206,434       (14,284,212)

NET ASSETS:
     Beginning of period....................................      11,971,120        24,112,760         8,474,697        22,758,909
                                                                 -----------      ------------       -----------      ------------
     End of period..........................................     $17,956,805      $ 11,971,120       $13,681,131      $  8,474,697
                                                                 ===========      ============       ===========      ============





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II
                                                          TAX-QUALIFIED POLICIES









               ROYCE
             SMALL-CAP               T. ROWE PRICE
            PORTFOLIO--              EQUITY INCOME
          INVESTMENT CLASS             PORTFOLIO
     ------------------------- ------------------------
          2009         2008        2009        2008
     --------------------------------------------------



       $  (21,354)  $  (10,396)$    82,723 $    179,029
         (235,719)     (87,527)   (936,028)     301,111
               --      165,053          --      581,753

          726,513     (709,272)  3,446,478   (8,873,673)
       ----------   ---------- ----------- ------------

          469,440     (642,142)  2,593,173   (7,811,780)
       ----------   ---------- ----------- ------------

           71,907      137,232     465,922      783,718
         (131,962)    (241,813) (1,152,838)  (2,543,919)
               --           --     (30,746)    (100,207)
          (36,471)     (71,588)   (384,409)    (594,233)
           38,806      650,100    (369,536)  (1,437,128)
       ----------   ---------- ----------- ------------
          (57,720)     473,931  (1,471,607)  (3,891,769)
       ----------   ---------- ----------- ------------


             (270)         692      (1,384)      15,463
       ----------   ---------- ----------- ------------
          411,450     (167,519)  1,120,182  (11,688,086)


        1,593,949    1,761,468  12,247,881   23,935,967
       ----------   ---------- ----------- ------------
       $2,005,399   $1,593,949 $13,368,063 $ 12,247,881
       ==========   ========== =========== ============






            VICTORY VIF
            DIVERSIFIED
              STOCK--
           CLASS A SHARES
     -------------------------
          2009         2008
     -------------------------


       $   (5,140)  $   (7,253)
         (220,466)     (19,714)
               --      216,028

          449,002     (815,004)
       ----------   ----------

          223,396     (625,943)
       ----------   ----------

           36,404      106,308
         (103,621)    (194,941)
               --           --
          (93,233)     (83,486)
          (63,220)     265,660
       ----------   ----------
         (223,670)      93,541
       ----------   ----------


             (146)       1,025
       ----------   ----------
             (420)    (531,377)


        1,057,046    1,588,423
       ----------   ----------
       $1,056,626   $1,057,046
       ==========   ==========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1--Organization and Accounting Policies:
--------------------------------------------------------------------------------

NYLIAC Variable Annuity Separate Account-I ("Separate Account-I") and NYLIAC Variable Annuity Separate Account-II ("Separate Account-II") were established on October 5, 1992, under Delaware law by New York Life Insurance and Annuity Corporation ("NYLIAC"), a wholly-owned subsidiary of New York Life Insurance Company. These accounts were established to receive and invest premium payments under Non-Qualified Flexible Premium Multi-Funded Variable Retirement Annuity Policies (Separate Account-I) and Tax-Qualified Flexible Premium Multi-Funded Variable Retirement Annuity Policies (Separate Account-II) issued by NYLIAC. Separate Account-I policies are designed to establish retirement benefits to provide individuals with supplemental retirement income. Separate Account-II policies are designed to establish retirement benefits for individuals who participate in tax-qualified pension, profit sharing or annuity plans. The policies are distributed by NYLIFE Distributors LLC and sold by registered representatives of NYLIFE Securities LLC. NYLIFE Securities LLC is a wholly-owned subsidiary of NYLIFE LLC and NYLIFE Distributors LLC is a wholly-owned subsidiary of New York Life Investment Management Holdings LLC ("NYLIM Holdings"). NYLIFE LLC and NYLIM Holdings are both wholly-owned subsidiaries of New York Life Insurance Company. Separate Account-I and Separate Account-II are registered under the Investment Company Act of 1940, as amended, as unit investment trusts. Sales of these policies were discontinued effective May 10, 2002.

     The assets of Separate Account-I and Separate Account-II, which are currently all in the accumulation phase, are invested in shares of eligible portfolios of the MainStay VP Series Fund, Inc., the Alger American Fund, the Calvert Variable Series, Inc., the Columbia Funds Variable Insurance Trust, the Dreyfus Investment Portfolios, the Fidelity Variable Insurance Products Fund, the Janus Aspen Series, the MFS(R) Variable Insurance Trust(SM), the Neuberger Berman Advisers Management Trust, the Royce Capital Fund, the T. Rowe Price Equity Series, Inc., the Van Eck Worldwide Insurance Trust, the Universal Institutional Funds, Inc. and the Victory Variable Insurance Funds (collectively, "Funds"). These assets are clearly identified and distinguished from the other assets and liabilities of NYLIAC. These assets are the property of NYLIAC; however, the portion of the assets attributable to the policies will not be charged with liabilities arising out of any other business NYLIAC may conduct. The Fixed Account represents the general assets of NYLIAC. NYLIAC's Fixed Account may be charged with liabilities arising out of other business NYLIAC may conduct.

     New York Life Investment Management LLC ("NYLIM"), a wholly-owned subsidiary of NYLIM Holdings, provides investment advisory services to the MainStay VP Series Fund, Inc. for a fee. NYLIM retains several subadvisers, including MacKay Shields LLC, a wholly-owned subsidiary of NYLIM Holdings, Institutional Capital LLC, a wholly-owned subsidiary of NYLIM Holdings, Lord, Abbett & Company LLC and Winslow Capital Management Inc., to provide investment advisory services to certain portfolios of the MainStay VP Series Fund, Inc. Effective January 2, 2009, Madison Square Investors LLC ("MSI") was added as a subadviser. The firm was established in January 2009 as an independent investment adviser and previously operated as an investment management division of NYLIM. MSI is a wholly-owned subsidiary of NYLIM Holdings LLC.

     The following Investment Divisions, with their respective fund portfolios, are available in Separate Account-I and Separate Account-II:

MainStay VP Balanced--Service Class
MainStay VP Bond--Initial Class
MainStay VP Cash Management
MainStay VP Common Stock--Initial Class
MainStay VP Conservative Allocation--Service Class
MainStay VP Convertible--Initial Class
MainStay VP Floating Rate--Service Class
MainStay VP Government--Initial Class
MainStay VP Growth Allocation--Service Class
MainStay VP Growth Equity--Initial Class(1)
MainStay VP High Yield Corporate Bond--Initial Class
MainStay VP ICAP Select Equity--Initial Class(2)
MainStay VP Income Builder--Initial Class(3)
MainStay VP International Equity--Initial Class
MainStay VP Large Cap Growth--Initial Class
MainStay VP Mid Cap Core--Initial Class(2)
MainStay VP Moderate Allocation--Service Class
MainStay VP Moderate Growth Allocation--
Service Class
MainStay VP S&P 500 Index--Initial Class
MainStay VP U.S. Small Cap--Initial Class(2)

Alger American SmallCap Growth--Class O Shares(4)
CVS Calvert Social Balanced Portfolio
Columbia Small Cap Value Fund, Variable Series-- Class B
Dreyfus IP Technology Growth--Initial Shares
Fidelity(R) VIP Contrafund(R)--Initial Class
Fidelity(R) VIP Equity-Income--Initial Class
Fidelity(R) VIP Mid Cap--Service Class 2
Janus Aspen Balanced Portfolio--Institutional Shares
Janus Aspen Worldwide Portfolio--Institutional Shares(5)
MFS(R) Investors Trust Series--Initial Class
MFS(R) Research Series--Initial Class
MFS(R) Utilities Series--Service Class
Neuberger Berman AMT Mid-Cap Growth Portfolio-- Class S
Royce Micro-Cap Portfolio--Investment Class
Royce Small-Cap Portfolio--Investment Class
T. Rowe Price Equity Income Portfolio
Van Eck Worldwide Hard Assets
Van Kampen's UIF Emerging Markets Equity Portfolio--Class I
Victory VIF Diversified Stock--Class A Shares

-------

(1) Formerly MainStay VP Capital Appreciation--Initial Class.

(2) On November 20, 2009, MainStay VP Mid Cap Growth--Initial Class merged with and into MainStay VP Mid Cap Core--Initial Class; MainStay VP Mid Cap Value--Initial Class merged with and into MainStay VP ICAP Select Equity--Initial Class and MainStay VP Small Cap Growth--Initial Class merged with and into MainStay VP U.S. Small Cap--Initial Class (formerly MainStay VP Developing Growth--Initial Class).

(3) Formerly MainStay VP Total Return--Initial Class.

(4) New allocations to Alger American SmallCap Growth--Class O Shares investment division will not be accepted from policyowners who were not invested in the investment division as of June 1, 2007.

(5) Formerly Janus Aspen Series Worldwide Growth--Institutional Shares.

                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES



--------------------------------------------------------------------------------

     Initial premium payments were allocated to the MainStay VP Cash Management Investment Division until 15 days after the policy issue date. Subsequent premium payments are allocated to the Investment Divisions of Separate Account-I or Separate Account-II and the Fixed Account at the close of the business day they are received, in accordance with the policyowner's instructions. In addition, the policyowner has the option to transfer amounts between the Investment Divisions of Separate Account-I or Separate Account-II and the Fixed Account of NYLIAC, subject to certain restrictions.

     No Federal income tax is payable on investment income or capital gains of Separate Account-I or Separate Account-II under current Federal income tax law.

     Security Valuation--The investments are valued at the net asset value of shares of the respective Fund portfolios.

     Security Transactions--Realized gains and losses from security transactions are reported on the identified cost basis. Security transactions are accounted for as of the date the securities are purchased or sold (trade date).

     Distributions Received--Dividend income and capital gain distributions are recorded on the ex-dividend date and reinvested in the corresponding portfolio.

     The authoritative guidance defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The authoritative guidance also establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement.

     The levels of the fair value hierarchy are based on the inputs to the valuation as follows:

          Level 1 - Quoted prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

          Level 2 - Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data for substantially the full term of the asset.

          Level 3 - Unobservable inputs supported by little or no market activity and often requiring significant management judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

     The fair values of all the investments in the respective Fund Portfolios listed above are at net asset values ("NAV's"). The NAV's are calculated daily without restrictions using quoted market prices of the underlying investments and are considered actively traded within Level 1.

     The amounts shown as net receivable from (payable to) NYLIAC on the Statement of Assets and Liabilities reflect transactions that occurred on the last business day of the reporting period. These amounts will be deposited to or withdrawn from the separate account in accordance with the policyowners' instructions on the first business day subsequent to the close of the period presented.

     The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     In May 2009, the FASB issued authoritative guidance for subsequent events, which addresses the accounting for and disclosure of subsequent events not addressed in other applicable GAAP, including disclosure of the date through which subsequent events have been evaluated. Subsequent events were evaluated through February 17, 2010, the date the financial statements were issued and there have been no subsequent events that would have a material effect on the accompanying financial statements.

NOTE 2--Investments (in 000's):
--------------------------------------------------------------------------------

At December 31, 2009, the investments of Separate Account-I and Separate Account-II are as follows:






                                               MAINSTAY VP         MAINSTAY VP      MAINSTAY VP
                                               BALANCED--            BOND--            CASH
                                              SERVICE CLASS       INITIAL CLASS     MANAGEMENT
                                          ------------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED
  POLICIES)
Number of shares........................            301                1,163           15,367
Identified cost.........................         $3,296              $15,874          $15,367
SEPARATE ACCOUNT-II (TAX-QUALIFIED
  POLICIES)
Number of shares........................            401                1,387           22,381
Identified cost.........................         $4,351              $18,962          $22,383





                                               MAINSTAY VP         MAINSTAY VP      MAINSTAY VP
                                               HIGH YIELD          ICAP SELECT        INCOME
                                            CORPORATE BOND--        EQUITY--         BUILDER--
                                              INITIAL CLASS       INITIAL CLASS    INITIAL CLASS
                                          ------------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED
  POLICIES)
Number of shares........................           7,377               2,644            2,957
Identified cost.........................         $68,559             $34,374         $ 45,773
SEPARATE ACCOUNT-II (TAX-QUALIFIED
  POLICIES)
Number of shares........................           7,236               3,831           3,660
Identified cost.........................         $65,637             $49,747         $59,676



Investment activity for the year ended December 31, 2009 was as follows:





                                               MAINSTAY VP         MAINSTAY VP      MAINSTAY VP
                                               BALANCED--            BOND--            CASH
                                              SERVICE CLASS       INITIAL CLASS     MANAGEMENT
                                          ------------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED
  POLICIES)
Purchases...............................         $  270              $2,656           $ 5,469
Proceeds from sales.....................          1,033               3,325            16,038
SEPARATE ACCOUNT-II (TAX-QUALIFIED
  POLICIES)
Purchases...............................         $  250              $2,165           $ 5,324
Proceeds from sales.....................          1,103               3,098            14,994







                                               MAINSTAY VP           MAINSTAY VP         MAINSTAY VP
                                               HIGH YIELD            ICAP SELECT           INCOME
                                            CORPORATE BOND--          EQUITY--            BUILDER--
                                              INITIAL CLASS         INITIAL CLASS       INITIAL CLASS
                                          ------------------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED
  POLICIES)
Purchases...............................         $ 9,036               $5,590              $1,477
Proceeds from sales.....................          10,454                4,257               7,299
SEPARATE ACCOUNT-II (TAX-QUALIFIED
  POLICIES)
Purchases...............................         $ 7,088               $8,684              $1,823
Proceeds from sales.....................           6,659                4,461               6,357

                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES



--------------------------------------------------------------------------------








       MAINSTAY VP
         COMMON       MAINSTAY VP                         MAINSTAY VP                      MAINSTAY VP       MAINSTAY VP
         STOCK--     CONSERVATIVE      MAINSTAY VP         FLOATING       MAINSTAY VP        GROWTH            GROWTH
         INITIAL     ALLOCATION--     CONVERTIBLE--         RATE--       GOVERNMENT--     ALLOCATION--        EQUITY--
          CLASS      SERVICE CLASS    INITIAL CLASS      SERVICE CLASS   INITIAL CLASS    SERVICE CLASS     INITIAL CLASS
      --------------------------------------------------------------------------------------------------------------------

           1,808           646               954               522            1,521             338              2,048
         $36,143        $6,674           $ 9,893            $4,600          $16,886          $3,598           $ 65,169
           2,709           768             1,183               702            1,677             500              3,186
         $56,695        $7,902           $12,335            $6,225          $18,521          $5,101           $101,397





       MAINSTAY VP
        INTERNA-     MAINSTAY VP                                                                        MAINSTAY VP
         TIONAL       LARGE CAP     MAINSTAY VP      MAINSTAY VP        MAINSTAY VP     MAINSTAY VP      MODERATE
        EQUITY--      GROWTH--        MID CAP          MID CAP            MID CAP        MODERATE         GROWTH
         INITIAL       INITIAL        CORE--          GROWTH--            VALUE--      ALLOCATION--    ALLOCATION--
          CLASS         CLASS      INITIAL CLASS    INITIAL CLASS      INITIAL CLASS   SERVICE CLASS   SERVICE CLASS
      --------------------------------------------------------------------------------------------------------------

             793          290             819            --                  --               795             742
         $11,981       $3,591         $ 8,665            --                  --           $ 8,177         $ 7,788

           1,136          497           1,293            --                  --             1,408           1,304
         $16,915       $5,721         $13,862            --                  --           $14,525         $13,781








       MAINSTAY VP
         COMMON       MAINSTAY VP                         MAINSTAY VP                       MAINSTAY VP      MAINSTAY VP
         STOCK--     CONSERVATIVE      MAINSTAY VP         FLOATING        MAINSTAY VP        GROWTH           GROWTH
         INITIAL     ALLOCATION--     CONVERTIBLE--         RATE--        GOVERNMENT--     ALLOCATION--       EQUITY--
          CLASS      SERVICE CLASS    INITIAL CLASS      SERVICE CLASS    INITIAL CLASS    SERVICE CLASS    INITIAL CLASS
      --------------------------------------------------------------------------------------------------------------------

         $  665         $1,612           $1,177             $2,218           $3,384            $362            $  404
          4,564          2,317            1,860              1,428            7,483             506             7,438

         $  871         $1,960           $1,315             $2,799           $2,523            $754            $  528
          4,402          1,141            1,401              1,334            5,393             935             8,202







       MAINSTAY VP
        INTERNA-     MAINSTAY VP                                                                        MAINSTAY VP
         TIONAL       LARGE CAP     MAINSTAY VP      MAINSTAY VP        MAINSTAY VP     MAINSTAY VP      MODERATE
        EQUITY--      GROWTH--        MID CAP          MID CAP            MID CAP        MODERATE         GROWTH
         INITIAL       INITIAL        CORE--          GROWTH--            VALUE--      ALLOCATION--    ALLOCATION--
          CLASS         CLASS      INITIAL CLASS    INITIAL CLASS      INITIAL CLASS   SERVICE CLASS   SERVICE CLASS
      --------------------------------------------------------------------------------------------------------------

         $  945         $901          $4,580           $  210             $  288          $2,446          $1,365
          2,335          716           1,055            5,176              6,186           1,604           1,774

         $1,295         $644          $7,051           $  360             $  564          $3,438          $1,578
          2,407          846           1,078            7,834              9,099           2,040           1,524

--------------------------------------------------------------------------------








                                               MAINSTAY VP         MAINSTAY VP      MAINSTAY VP
                                                 S&P 500            SMALL CAP          U.S.
                                                 INDEX--            GROWTH--        SMALL CAP--
                                              INITIAL CLASS       INITIAL CLASS    INITIAL CLASS
                                          ------------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED
  POLICIES)
Number of shares........................           2,136               --                369
Identified cost.........................         $54,952               --             $2,939
SEPARATE ACCOUNT-II (TAX-QUALIFIED
  POLICIES)
Number of shares........................           3,340               --                603
Identified cost.........................         $85,937               --             $4,926






                                               JANUS ASPEN         JANUS ASPEN
                                                BALANCED            WORLDWIDE         MFS(R)
                                               PORTFOLIO--         PORTFOLIO--       INVESTORS
                                              INSTITUTIONAL       INSTITUTIONAL   TRUST SERIES--
                                                 SHARES              SHARES        INITIAL CLASS
                                          ------------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED
  POLICIES)
Number of shares........................             896                 513              36
Identified cost.........................         $21,374             $18,284          $  666
SEPARATE ACCOUNT-II (TAX-QUALIFIED
  POLICIES)
Number of shares........................           1,782                 861              58
Identified cost.........................         $42,914             $32,420          $1,052







                                               MAINSTAY VP         MAINSTAY VP      MAINSTAY VP
                                                 S&P 500            SMALL CAP       U.S. SMALL
                                                 INDEX--            GROWTH--           CAP--
                                              INITIAL CLASS       INITIAL CLASS    INITIAL CLASS
                                          ------------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED
  POLICIES)
Purchases...............................         $1,472              $  124           $1,724
Proceeds from sales.....................          9,119               1,983              259
SEPARATE ACCOUNT-II (TAX-QUALIFIED
  POLICIES)
Purchases...............................         $2,189              $  183           $2,463
Proceeds from sales.....................          9,448               2,693              416






                                               JANUS ASPEN         JANUS ASPEN
                                                BALANCED            WORLDWIDE         MFS(R)
                                               PORTFOLIO--         PORTFOLIO--       INVESTORS
                                              INSTITUTIONAL       INSTITUTIONAL   TRUST SERIES--
                                                 SHARES              SHARES        INITIAL CLASS
                                          ------------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED
  POLICIES)
Purchases...............................         $2,031              $  250            $ 31
Proceeds from sales.....................          4,763               2,058             113
SEPARATE ACCOUNT-II (TAX-QUALIFIED
  POLICIES)
Purchases...............................         $3,967              $  567            $ 91
Proceeds from sales.....................          6,416               2,841             149

                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES



--------------------------------------------------------------------------------






                                             COLUMBIA
           ALGER              CVS            SMALL CAP                        FIDELITY(R)
         AMERICAN           CALVERT         VALUE FUND,       DREYFUS IP          VIP          FIDELITY(R)       FIDELITY(R)
         SMALLCAP           SOCIAL           VARIABLE         TECHNOLOGY        CONTRA-            VIP               VIP
         GROWTH--          BALANCED          SERIES--          GROWTH--        FUND(R)--     EQUITY-INCOME--      MID CAP--
      CLASS O SHARES       PORTFOLIO          CLASS B       INITIAL SHARES   INITIAL CLASS    INITIAL CLASS    SERVICE CLASS 2
      ------------------------------------------------------------------------------------------------------------------------

             174               639                72                79            1,342              595               198
          $3,944            $1,159            $1,212            $  696          $35,091          $14,054           $ 5,991

             330             2,047               110               220            2,419              940               391
          $6,637            $3,588            $1,857            $1,954          $62,513          $21,309           $11,765





                                        NEUBERGER
         MFS(R)                          BERMAN              ROYCE           ROYCE           T. ROWE
        RESEARCH        MFS(R)         AMT MID-CAP         MICRO-CAP       SMALL-CAP          PRICE
        SERIES--       UTILITIES         GROWTH           PORTFOLIO--     PORTFOLIO--        EQUITY            VAN ECK
         INITIAL       SERIES--        PORTFOLIO--        INVESTMENT      INVESTMENT         INCOME           WORLDWIDE
          CLASS      SERVICE CLASS       CLASS S             CLASS           CLASS          PORTFOLIO        HARD ASSETS
      --------------------------------------------------------------------------------------------------------------------

             43             550             31                 167             141               424               430
         $  720         $15,538           $774              $1,829          $1,310           $ 9,509           $13,752

             83             897             36                 241             231               760               615
         $1,202         $24,369           $804              $2,517          $2,079           $16,749           $19,478





                                             COLUMBIA
           ALGER             CVS             SMALL CAP                      FIDELITY(R)
         AMERICAN          CALVERT          VALUE FUND,     DREYFUS IP          VIP          FIDELITY(R)       FIDELITY(R)
         SMALLCAP          SOCIAL            VARIABLE       TECHNOLOGY        CONTRA-            VIP               VIP
         GROWTH--         BALANCED           SERIES--        GROWTH--        FUND(R)--     EQUITY-INCOME--      MID CAP--
      CLASS O SHARES      PORTFOLIO           CLASS B     INITIAL SHARES   INITIAL CLASS    INITIAL CLASS    SERVICE CLASS 2
      ----------------------------------------------------------------------------------------------------------------------

          $   65            $ 69               $112            $260           $  489           $  319            $  277
           1,111             275                326             183            5,498            2,689               876

          $  149            $186               $187            $600           $1,015           $  718            $  773
             925             392                255             269            6,496            2,327             1,606





                                        NEUBERGER
         MFS(R)                          BERMAN              ROYCE           ROYCE           T. ROWE
        RESEARCH        MFS(R)         AMT MID-CAP         MICRO-CAP       SMALL-CAP          PRICE
        SERIES--       UTILITIES         GROWTH           PORTFOLIO--     PORTFOLIO--        EQUITY            VAN ECK
         INITIAL       SERIES--        PORTFOLIO--        INVESTMENT      INVESTMENT         INCOME           WORLDWIDE
          CLASS      SERVICE CLASS       CLASS S             CLASS           CLASS          PORTFOLIO        HARD ASSETS
      --------------------------------------------------------------------------------------------------------------------

          $ 19          $1,053            $ 44               $138            $167            $  388            $1,785
           129           2,695             163                358             207             1,686             2,419

          $ 57          $1,764            $212               $503            $302            $  792            $1,873
           280           3,239             267                396             377             2,160             2,310

--------------------------------------------------------------------------------





                                              VAN KAMPEN'S
                                                   UIF
                                                EMERGING           VICTORY VIF
                                                 MARKETS           DIVERSIFIED
                                           EQUITY PORTFOLIO--        STOCK--
                                                 CLASS I         CLASS A SHARES
                                          --------------------------------------


SEPARATE ACCOUNT-I (NON-QUALIFIED
  POLICIES)
Number of shares........................             661                 63
Identified cost.........................         $10,967             $  721
SEPARATE ACCOUNT-II (TAX-QUALIFIED
  POLICIES)
Number of shares........................           1,054                120
Identified cost.........................         $16,668             $1,303







                                              VAN KAMPEN'S
                                                   UIF
                                                EMERGING           VICTORY VIF
                                                 MARKETS           DIVERSIFIED
                                           EQUITY PORTFOLIO--        STOCK--
                                                 CLASS I         CLASS A SHARES
                                          --------------------------------------

SEPARATE ACCOUNT-I (NON-QUALIFIED
  POLICIES)
Purchases...............................         $  827               $ 68
Proceeds from sales.....................          1,783                183
SEPARATE ACCOUNT-II (TAX-QUALIFIED
  POLICIES)
Purchases...............................         $1,734               $102
Proceeds from sales.....................          2,168                333

                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES


NOTE 3--Expenses and Related Party Transactions:
--------------------------------------------------------------------------------

NYLIAC deducts a surrender charge on certain partial withdrawals and surrenders. This charge is 7% during the first three policy years and declines 1% per year for each additional policy year, until the ninth policy year, after which no charge is made. Surrender charges are paid to NYLIAC. This charge is shown with policyowners' surrenders in the accompanying statements of changes in net assets.

     NYLIAC also deducts an annual policy service charge from the policy's Accumulation Value on each policy anniversary date and upon surrender, if on the policy anniversary and/or date of surrender the Accumulation Value is less than $10,000. This charge is the lesser of $30 or 2% of the accumulation value. This charge is shown as a reduction to payments received from policyowners in the accompanying statements of changes in net assets.

     Separate Account-I and Separate Account-II are charged for mortality and expense risks assumed and administrative services provided by NYLIAC. These charges are made daily at an annual rate of 1.20% and .10%, respectively, of the daily average variable accumulation value of each Investment Division, and is the same rate for each of the five periods presented in the Financial Highlights Section. The amounts of these charges retained in the Investment Divisions represent funds of NYLIAC. Accordingly, NYLIAC participates in the results of each Investment Division ratably with the policyowners. These charges are disclosed on the accompanying statement of operations.

NOTE 4--Distribution of Net Income:
--------------------------------------------------------------------------------

Separate Account-I and Separate Account-II do not expect to declare dividends to policyowners from accumulated net investment income and realized gains. The income and gains are distributed to policyowners as part of withdrawals of amounts (in the form of surrenders, death benefits, transfers, or annuity payments) in excess of the net premium payments.

NOTE 5--Unit Transactions (in 000's):
--------------------------------------------------------------------------------

T
he changes in units outstanding for the years ended December 31, 2009 and 2008 were as follows:






                                              MAINSTAY VP           MAINSTAY VP
                                              BALANCED--              BOND--
                                             SERVICE CLASS         INITIAL CLASS
                                          ------------------    ------------------
                                            2009       2008       2009       2008
                                          ----------------------------------------

SEPARATE ACCOUNT-I (NON-QUALIFIED
  POLICIES)
Units issued..........................         3          3         77         50
Units redeemed........................       (96)      (133)      (142)      (245)
                                            ----       ----       ----       ----
  Net increase (decrease).............       (93)      (130)       (65)      (195)
                                            ====       ====       ====       ====

SEPARATE ACCOUNT-II (TAX-QUALIFIED
  POLICIES)
Units issued..........................         8         21         55        105
Units redeemed........................      (115)      (175)      (140)      (280)
                                            ----       ----       ----       ----
  Net increase (decrease).............      (107)      (154)       (85)      (175)
                                            ====       ====       ====       ====







                                              MAINSTAY VP           MAINSTAY VP
                                            FLOATING RATE--        GOVERNMENT--
                                             SERVICE CLASS         INITIAL CLASS
                                          ------------------    ------------------
                                            2009       2008       2009       2008
                                          ----------------------------------------

SEPARATE ACCOUNT-I (NON-QUALIFIED
  POLICIES)
Units issued..........................       176          8          9        307
Units redeemed........................      (103)      (407)      (232)      (253)
                                            ----       ----       ----       ----
  Net increase (decrease).............        73       (399)      (223)        54
                                            ====       ====       ====       ====

SEPARATE ACCOUNT-II (TAX-QUALIFIED
  POLICIES)
Units issued..........................       207         28         32        294
Units redeemed........................       (66)      (295)      (197)      (224)
                                            ----       ----       ----       ----
  Net increase (decrease).............       141       (267)      (165)        70
                                            ====       ====       ====       ====


                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES



--------------------------------------------------------------------------------







                                MAINSTAY VP           MAINSTAY VP
          MAINSTAY VP             COMMON             CONSERVATIVE           MAINSTAY VP
             CASH                 STOCK--             ALLOCATION           CONVERTIBLE--
          MANAGEMENT           INITIAL CLASS         SERVICE CLASS         INITIAL CLASS
      ------------------    ------------------    ------------------    ------------------
        2009       2008       2009       2008       2009       2008       2009       2008
      ------------------------------------------------------------------------------------


        1,025     15,485        12         10        105        303        35          30
       (8,150)    (9,788)     (209)      (307)      (197)      (175)      (84)       (149)
       ------    -------      ----       ----       ----       ----       ---        ----
       (7,125)     5,697      (197)      (297)       (92)       128       (49)       (119)
       ======    =======      ====       ====       ====       ====       ===        ====


          961     16,521        41         58        147        399        68          52
       (7,411)   (10,027)     (225)      (425)       (95)      (177)      (80)       (147)
       ------    -------      ----       ----       ----       ----       ---        ----
       (6,450)     6,494      (184)      (367)        52        222       (12)        (95)
       ======    =======      ====       ====       ====       ====       ===        ====






          MAINSTAY VP           MAINSTAY VP           MAINSTAY VP           MAINSTAY VP
            GROWTH                GROWTH              HIGH YIELD            ICAP SELECT
         ALLOCATION--            EQUITY--          CORPORATE BOND--          EQUITY--
         SERVICE CLASS         INITIAL CLASS         INITIAL CLASS         INITIAL CLASS
      ------------------    ------------------    ------------------    ------------------
        2009       2008       2009       2008       2009       2008       2009       2008
      ------------------------------------------------------------------------------------


          5         50          24         24        228          39       372      2,188
        (33)       (75)       (418)      (639)      (460)     (1,069)     (342)      (390)
        ---        ---        ----       ----       ----      ------      ----      -----
        (28)       (25)       (394)      (615)      (232)     (1,030)       30      1,798
        ===        ===        ====       ====       ====      ======      ====      =====


         42        125         102        137        203          84       684      2,872
        (79)       (71)       (518)      (837)      (346)       (856)     (394)      (462)
        ---        ---        ----       ----       ----      ------      ----      -----
        (37)        54        (416)      (700)      (143)       (772)      290      2,410
        ===        ===        ====       ====       ====      ======      ====      =====


--------------------------------------------------------------------------------








                                             MAINSTAY VP           MAINSTAY VP
                                               INCOME             INTERNATIONAL
                                              BUILDER--             EQUITY--
                                            INITIAL CLASS         INITIAL CLASS
                                         ------------------    ------------------
                                           2009       2008       2009       2008
                                         ----------------------------------------

SEPARATE ACCOUNT-I (NON-QUALIFIED
  POLICIES)
Units issued..........................       13         18          8          8
Units redeemed........................     (346)      (571)      (113)      (187)
                                           ----       ----       ----       ----
  Net increase (decrease).............     (333)      (553)      (105)      (179)
                                           ====       ====       ====       ====

SEPARATE ACCOUNT-II (TAX-QUALIFIED
  POLICIES)
Units issued..........................       43         62         23         38
Units redeemed........................     (321)      (642)      (124)      (193)
                                           ----       ----       ----       ----
  Net increase (decrease).............     (278)      (580)      (101)      (155)
                                           ====       ====       ====       ====






                                             MAINSTAY VP
                                              MODERATE             MAINSTAY VP
                                               GROWTH                S&P 500
                                            ALLOCATION--             INDEX--
                                            SERVICE CLASS         INITIAL CLASS
                                         ------------------    ------------------
                                           2009       2008       2009       2008
                                         ----------------------------------------

SEPARATE ACCOUNT-I (NON-QUALIFIED
  POLICIES)
Units issued..........................      107        152         22         31
Units redeemed........................     (178)      (121)      (399)      (590)
                                           ----       ----       ----       ----
  Net increase (decrease).............      (71)        31       (377)      (559)
                                           ====       ====       ====       ====

SEPARATE ACCOUNT-II (TAX-QUALIFIED
  POLICIES)
Units issued..........................       92        321         81        109
Units redeemed........................     (135)      (140)      (451)      (760)
                                           ----       ----       ----       ----
  Net increase (decrease).............      (43)       181       (370)      (651)
                                           ====       ====       ====       ====


                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES



--------------------------------------------------------------------------------







                                                                                               MAINSTAY VP
                                MAINSTAY VP           MAINSTAY VP           MAINSTAY VP         MODERATE
          MAINSTAY VP             MID CAP               MID CAP               MID CAP         ALLOCATION--
      LARGE CAP GROWTH--          CORE--               GROWTH--               VALUE--            SERVICE
         INITIAL CLASS         INITIAL CLASS         INITIAL CLASS         INITIAL CLASS          CLASS
      ------------------    ------------------    ------------------    ------------------    ------------
        2009       2008       2009       2008       2009       2008       2009       2008     2009    2008
      ----------------------------------------------------------------------------------------------------


         63         36        315           6          6         10          8          8      199     242
        (46)       (57)       (54)       (101)      (445)      (190)      (557)      (246)    (139)   (144)
        ---        ---        ---        ----       ----       ----       ----       ----     ----    ----
         17        (21)       261         (95)      (439)      (180)      (549)      (238)      60      98
        ===        ===        ===        ====       ====       ====       ====       ====     ====    ====


         45         73        520          22         17         35         18         45      282     480
        (59)       (63)       (68)       (154)      (665)      (231)      (813)      (303)    (170)   (321)
        ---        ---        ---        ----       ----       ----       ----       ----     ----    ----
        (14)        10        452        (132)      (648)      (196)      (795)      (258)     112     159
        ===        ===        ===        ====       ====       ====       ====       ====     ====    ====






                                                                           ALGER
                                                                         AMERICAN
                                MAINSTAY VP                              SMALLCAP       CVS CALVERT
          MAINSTAY VP           U.S. SMALL           MAINSTAY VP         GROWTH--         SOCIAL
      SMALL CAP GROWTH--           CAP--               VALUE--            CLASS O        BALANCED
         INITIAL CLASS         INITIAL CLASS        INITIAL CLASS         SHARES         PORTFOLIO
      ------------------    ------------------    -----------------    ------------    ------------
        2009       2008       2009       2008       2009      2008     2009    2008    2009    2008
      ---------------------------------------------------------------------------------------------


           2          3       145          3           --         4       4       5      --       1
        (252)       (68)      (12)       (55)          --    (1,440)   (108)   (164)    (14)    (19)
        ----       ----       ---        ---           --    ------    ----    ----     ---     ---
        (250)       (65)      133        (52)          --    (1,436)   (104)   (159)    (14)    (18)
        ====       ====       ===        ===           ==    ======    ====    ====     ===     ===



           9         23       212         10           --        21      23      26       8       8
        (337)      (106)      (27)       (39)          --    (1,868)    (91)   (208)    (22)    (31)
        ----       ----       ---        ---           --    ------    ----    ----     ---     ---

        (328)       (83)      185        (29)          --    (1,847)    (68)   (182)    (14)    (23)
        ====       ====       ===        ===           ==    ======    ====    ====     ===     ===


--------------------------------------------------------------------------------








                                              COLUMBIA             DREYFUS IP
                                           SMALL CAP VALUE         TECHNOLOGY
                                           FUND, VARIABLE           GROWTH--
                                           SERIES--CLASS B       INITIAL SHARES
                                         ------------------    ------------------
                                          2009       2008        2009       2008
                                         ----------------------------------------


SEPARATE ACCOUNT-I (NON-QUALIFIED
  POLICIES)

Units issued..........................       2          5         20          3
Units redeemed........................     (27)       (26)       (10)       (39)
                                           ---        ---        ---        ---

  Net increase (decrease).............     (25)       (21)        10        (36)
                                           ===        ===        ===        ===

SEPARATE ACCOUNT-II (TAX-QUALIFIED
  POLICIES)
Units issued..........................       6          9         65         10
Units redeemed........................     (13)       (40)       (19)       (43)
                                           ---        ---        ---        ---

  Net increase (decrease).............      (7)       (31)        46        (33)
                                           ===        ===        ===        ===






                                               MFS(R)
                                              INVESTORS              MFS(R)
                                                TRUST               RESEARCH
                                              SERIES--              SERIES--
                                            INITIAL CLASS         INITIAL CLASS
                                         ------------------    ------------------
                                           2009       2008       2009       2008
                                         ----------------------------------------


SEPARATE ACCOUNT-I (NON-QUALIFIED
  POLICIES)
Units issued..........................       1          1          1          1
Units redeemed........................     (11)       (17)       (14)       (39)
                                           ---        ---        ---        ---
  Net increase (decrease).............     (10)       (16)       (13)       (38)
                                           ===        ===        ===        ===

SEPARATE ACCOUNT-II (TAX-QUALIFIED
  POLICIES)
Units issued..........................       6          4          3          4
Units redeemed........................     (13)       (21)       (28)       (30)
                                           ---        ---        ---        ---
  Net increase (decrease).............      (7)       (17)       (25)       (26)
                                           ===        ===        ===        ===


                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES



--------------------------------------------------------------------------------







                                                                            JANUS ASPEN           JANUS ASPEN
          FIDELITY(R)           FIDELITY(R)           FIDELITY(R)            BALANCED             WORLDWIDE
              VIP                   VIP                   VIP               PORTFOLIO--           PORTFOLIO--
        CONTRAFUND(R)--       EQUITY-INCOME--          MID CAP--           INSTITUTIONAL         INSTITUTIONAL
         INITIAL CLASS         INITIAL CLASS        SERVICE CLASS 2           SHARES                SHARES
      ------------------    ------------------    ------------------    ------------------    ------------------
        2009       2008       2009       2008       2009       2008       2009       2008       2009       2008
      ----------------------------------------------------------------------------------------------------------





          18         23         11         11         6           8         10         16         13         17
        (286)      (345)      (199)      (227)      (53)       (106)      (180)      (261)      (163)      (273)
        ----       ----       ----       ----       ---        ----       ----       ----       ----       ----

        (268)      (322)      (188)      (216)      (47)        (98)      (170)      (245)      (150)      (256)
        ====       ====       ====       ====       ===        ====       ====       ====       ====       ====



          72         98         38         53        30          47         46         84         44         69
        (360)      (505)      (171)      (307)      (88)       (153)      (257)      (439)      (229)      (371)
        ----       ----       ----       ----       ---        ----       ----       ----       ----       ----

        (288)      (407)      (133)      (254)      (58)       (106)      (211)      (355)      (185)      (302)
        ====       ====       ====       ====       ===        ====       ====       ====       ====       ====






                                 NEUBERGER
            MFS(R)                BERMAN                 ROYCE                 ROYCE
           UTILITIES            AMT MID-CAP            MICRO-CAP             SMALL-CAP           T. ROWE PRICE
           SERIES--         GROWTH PORTFOLIO--        PORTFOLIO--           PORTFOLIO--          EQUITY INCOME
         SERVICE CLASS            CLASS S          INVESTMENT CLASS      INVESTMENT CLASS          PORTFOLIO
      ------------------    ------------------    ------------------    ------------------    ------------------
        2009       2008       2009       2008       2009       2008       2009       2008       2009       2008
      ----------------------------------------------------------------------------------------------------------



           9         30         1          2          2          6          6         11          14         12
        (150)      (192)      (11)       (11)       (24)       (24)       (11)       (15)       (139)      (247)
        ----       ----       ---        ---        ---        ---        ---        ---        ----       ----
        (141)      (162)      (10)        (9)       (22)       (18)        (5)        (4)       (125)      (235)
        ====       ====       ===        ===        ===        ===        ===        ===        ====       ====


          40         72         5          9         31         13         10         64          42         52
        (174)      (218)      (11)       (14)       (21)       (34)       (19)       (28)       (175)      (313)
        ----       ----       ---        ---        ---        ---        ---        ---        ----       ----
        (134)      (146)       (6)        (5)        10        (21)        (9)        36        (133)      (261)
        ====       ====       ===        ===        ===        ===        ===        ===        ====       ====


--------------------------------------------------------------------------------






                                                                  VAN KAMPEN'S
                                                                       UIF
                                                                    EMERGING
                                               VAN ECK               MARKETS
                                              WORLDWIDE              EQUITY
                                                HARD               PORTFOLIO--
                                               ASSETS                CLASS I
                                         ------------------    ------------------
                                           2009       2008       2009       2008
                                         ----------------------------------------

SEPARATE ACCOUNT-I (NON-QUALIFIED
  POLICIES)
Units issued..........................      26         15          7           7
Units redeemed........................     (55)       (78)       (57)       (128)
                                           ---        ---        ---        ----
  Net increase (decrease).............     (29)       (63)       (50)       (121)
                                           ===        ===        ===        ====

SEPARATE ACCOUNT-II (TAX-QUALIFIED
  POLICIES)
Units issued..........................      38         58         47          23
Units redeemed........................     (57)       (97)       (70)       (115)
                                           ---        ---        ---        ----
  Net increase (decrease).............     (19)       (39)       (23)        (92)
                                           ===        ===        ===        ====






                                               VICTORY
                                                 VIF
                                             DIVERSIFIED
                                               STOCK--
                                               CLASS A
                                               SHARES
                                         ------------------
                                           2009       2008
                                         ------------------

SEPARATE ACCOUNT-I (NON-QUALIFIED
  POLICIES)
Units issued..........................      --          9
Units redeemed........................     (13)       (32)
                                           ---        ---
  Net increase (decrease).............     (13)       (23)
                                           ===        ===

SEPARATE ACCOUNT-II (TAX-QUALIFIED
  POLICIES)
Units issued..........................       4         31
Units redeemed........................     (28)       (22)
                                           ---        ---
  Net increase (decrease).............     (24)         9
                                           ===        ===


                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES



                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's):
--------------------------------------------------------------------------------

The following table presents financial highlights for each Investment Division as of December 31, 2009, 2008, 2007, 2006 and 2005.



                                                       MAINSTAY VP
                                                       BALANCED--
                                                      SERVICE CLASS
                                     ----------------------------------------------
                                       2009      2008      2007      2006     2005
                                     ----------------------------------------------

SEPARATE ACCOUNT-I (NON-QUALIFIED
POLICIES)
Net Assets.........................   $2,911    $ 3,193   $5,814    $5,952   $4,021
Units Outstanding..................      281        374      504       522      384
Variable Accumulation Unit Value...   $10.35    $  8.54   $11.55    $11.41   $10.47
Total Return.......................    21.2%     (26.0%)    1.2%      9.0%     4.7%
Investment Income Ratio............     2.8%         --     1.9%      2.0%     1.9%

SEPARATE ACCOUNT-II (TAX-QUALIFIED
POLICIES)
Net Assets.........................   $3,885    $ 4,121   $7,342    $7,536   $5,541
Units Outstanding..................      375        482      636       659      529
Variable Accumulation Unit Value...   $10.35    $  8.54   $11.55    $11.41   $10.47
Total Return.......................    21.2%     (26.0%)    1.2%      9.0%     4.7%
Investment Income Ratio............     1.9%         --     1.9%      1.9%     1.9%







                                                        MAINSTAY VP
                                                      COMMON STOCK--
                                                       INITIAL CLASS
                                     ------------------------------------------------
                                       2009      2008      2007      2006      2005
                                     ------------------------------------------------

SEPARATE ACCOUNT-I (NON-QUALIFIED
POLICIES)                             $26,124   $25,673   $50,558   $59,578   $64,668
Net Assets.........................     1,057     1,254     1,551     1,891     2,370
Units Outstanding..................   $ 24.73   $ 20.47   $ 32.60   $ 31.41   $ 27.32
Variable Accumulation Unit Value...     20.8%    (37.2%)     3.8%     15.0%      6.3%
Total Return.......................      2.1%      1.4%      1.2%      0.5%      0.9%
Investment Income Ratio............

SEPARATE ACCOUNT-II (TAX-QUALIFIED
POLICIES)                             $39,106   $36,193   $69,699   $78,196   $80,988
Net Assets.........................     1,584     1,768     2,135     2,492     2,965
Units Outstanding..................   $ 24.73   $ 20.47   $ 32.60   $ 31.41   $ 27.32
Variable Accumulation Unit Value...     20.8%    (37.2%)     3.8%     15.0%      6.3%
Total Return.......................      2.1%      1.4%      1.2%      0.5%      1.0%
Investment Income Ratio............







                                                        MAINSTAY VP
                                                      FLOATING RATE--
                                                       SERVICE CLASS
                                     ------------------------------------------------
                                       2009      2008      2007      2006      2005
                                     ------------------------------------------------


SEPARATE ACCOUNT-I (NON-QUALIFIED
POLICIES)                             $4,769    $ 2,959   $8,133    $8,345    $2,880
Net Assets.........................      438        365      764       790       285
Units Outstanding..................   $10.65    $  8.09   $10.65    $10.54    $10.10
Variable Accumulation Unit Value...    31.5%     (24.0%)    1.0%      4.4%      1.0%
Total Return.......................     3.4%       5.2%     6.3%      6.1%      4.8%
Investment Income Ratio............

SEPARATE ACCOUNT-II (TAX-QUALIFIED
POLICIES)                             $6,274    $ 3,625   $7,617    $6,237    $2,010
Net Assets.........................      589        448      715       591       199
Units Outstanding..................   $10.65    $  8.09   $10.65    $10.54    $10.10
Variable Accumulation Unit Value...    31.5%     (24.0%)    1.0%      4.4%      1.0%
Total Return.......................     3.4%       5.1%     6.3%      6.1%      4.7%
Investment Income Ratio............



Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

Expenses as a percent of average variable accumulation value were 1.30%, excluding expenses of the underlying funds, surrender charges and the annual policy fee.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES



--------------------------------------------------------------------------------





                         MAINSTAY VP
                           BOND--                                         MAINSTAY VP
                        INITIAL CLASS                                   CASH MANAGEMENT
      ------------------------------------------------  -----------------------------------------------
        2009      2008      2007      2006      2005      2009      2008      2007      2006      2005
      -------------------------------------------------------------------------------------------------

       $16,463   $16,721   $19,942   $22,809   $27,930   $15,141   $25,777   $17,455   $15,147  $16,122
           814       879     1,074     1,291     1,633    10,684    17,809    12,112    10,856   11,934
       $ 20.23   $ 19.02   $ 18.57   $ 17.67   $ 17.12   $  1.44   $  1.46   $  1.44   $  1.39  $  1.35
          6.4%      2.4%      5.1%      3.2%      0.9%     (1.2%)     0.9%      3.5%      3.3%     1.6%
          4.7%      4.0%      3.5%      1.1%      3.0%      0.0%      2.1%      4.7%      4.5%     2.9%


       $19,634   $20,052   $22,841   $24,607   $28,796   $22,355   $31,702   $22,380   $18,695  $19,638
           970     1,055     1,230     1,391     1,679    15,559    22,009    15,515    13,408   14,418
       $ 20.23   $ 19.02   $ 18.57   $ 17.67   $ 17.12   $  1.44   $  1.46   $  1.44   $  1.39  $  1.35
          6.4%      2.4%      5.1%      3.2%      0.9%     (1.2%)     0.9%      3.5%      3.2%     1.6%
          4.0%      4.1%      3.5%      1.1%      3.0%      0.0%      2.1%      4.7%      4.5%     2.9%






                   MAINSTAY VP
                   CONSERVATIVE                                     MAINSTAY VP
                   ALLOCATION--                                    CONVERTIBLE--
                  SERVICE CLASS                                    INITIAL CLASS
      -------------------------------------       -----------------------------------------------
        2009     2008      2007      2006           2009      2008      2007      2006      2005
      -------------------------------------------------------------------------------------------


       $6,661   $ 6,358   $6,440    $2,905         $10,046   $ 7,622   $14,516   $15,911  $17,837
          614       706      578       274             464       513       632       785      961
       $10.85   $  9.01   $11.22    $10.60         $ 21.45   $ 14.88   $ 22.98   $ 20.27  $ 18.60
        20.4%    (19.7%)    5.8%      6.0%           44.2%    (35.3%)    13.4%      9.0%     5.2%
         2.9%      0.0%     3.7%      1.9%            2.2%      2.1%      2.1%      2.2%     1.5%


       $7,931   $ 6,121   $5,133    $2,527         $12,395   $ 8,744   $15,694   $15,913  $16,613
          733       681      459       239             577       589       684       787      896
       $10.82   $  8.99   $11.19    $10.57         $ 21.39   $ 14.84   $ 22.92   $ 20.22  $ 18.55
        20.4%    (19.7%)    5.8%      5.7%           44.2%    (35.3%)    13.4%      9.0%     5.2%
         3.1%      0.0%     3.5%      1.9%            2.2%      2.0%      2.2%      2.3%     1.5%






                                                                    MAINSTAY VP
                        MAINSTAY VP                                   GROWTH
                       GOVERNMENT--                                ALLOCATION--
                       INITIAL CLASS                               SERVICE CLASS
      ----------------------------------------------  --------------------------------------
        2009     2008      2007      2006      2005     2009      2008      2007      2006
      --------------------------------------------------------------------------------------


      $17,425   $21,921   $19,211   $22,275  $27,258   $2,769    $ 2,515   $4,397    $1,990
          853     1,076     1,022     1,249    1,569      317        345      370       190
      $ 20.44   $ 20.38   $ 18.80   $ 17.86  $ 17.38   $ 9.19    $  7.29   $11.87    $10.92
         0.3%      8.4%      5.3%      2.7%     1.1%    26.1%     (38.6%)    8.7%      9.2%
         3.4%      3.0%      4.6%      0.9%     2.8%     2.1%       0.5%     1.1%      1.3%


      $19,222   $22,516   $19,466   $21,756  $25,496   $4,240    $ 3,690   $5,371    $3,103
          940     1,105     1,035     1,218    1,467      465        502      448       282
      $ 20.44   $ 20.38   $ 18.80   $ 17.86  $ 17.38   $ 9.27    $  7.36   $11.97    $11.01
         0.3%      8.4%      5.3%      2.7%     1.1%    26.1%     (38.6%)    8.7%     10.1%
         3.5%      3.1%      4.7%      1.0%     2.9%     2.1%       0.5%     1.1%      1.4%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------



                                                       MAINSTAY VP
                                                     GROWTH EQUITY--
                                                      INITIAL CLASS
                                     ----------------------------------------------
                                       2009     2008     2007      2006      2005
                                     ----------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED
POLICIES)
Net Assets.........................  $45,099  $40,225  $ 82,778  $ 95,153  $115,793
Units Outstanding..................    2,159    2,553     3,168     4,037     5,068
Variable Accumulation Unit Value...  $ 20.89  $ 15.77  $  26.14  $  23.56  $  22.85
Total Return.......................    32.5%   (39.7%)    10.9%      3.1%      7.0%
Investment Income Ratio............     0.6%     0.5%      0.1%      0.3%        --

SEPARATE ACCOUNT-II (TAX-QUALIFIED
POLICIES)
Net Assets.........................  $70,148  $59,445  $116,975  $127,390  $151,570
Units Outstanding..................    3,358    3,774     4,474     5,408     6,632
Variable Accumulation Unit Value...  $ 20.89  $ 15.77  $  26.14  $  23.56  $  22.85
Total Return.......................    32.5%   (39.7%)    10.9%      3.1%      7.0%
Investment Income Ratio............     0.6%     0.5%      0.1%      0.3%        --






                                                     MAINSTAY VP
                                                   INCOME BUILDER--
                                                    INITIAL CLASS
                                     -------------------------------------------
                                       2009     2008     2007     2006     2005
                                     -------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED
POLICIES)
Net Assets.........................  $37,725  $37,231  $65,985  $76,269  $85,369
Units Outstanding..................    1,646    1,979    2,532    3,104    3,755
Variable Accumulation Unit Value...  $ 22.94  $ 18.81  $ 26.08  $ 24.57  $ 22.74
Total Return.......................    21.9%   (27.9%)    6.1%     8.1%     5.1%
Investment Income Ratio............     3.5%     3.1%     2.1%     0.6%     1.4%

SEPARATE ACCOUNT-II (TAX-QUALIFIED
POLICIES)
Net Assets.........................  $46,725  $43,533  $75,472  $84,654  $97,302
Units Outstanding..................    2,037    2,315    2,895    3,445    4,280
Variable Accumulation Unit Value...  $ 22.94  $ 18.81  $ 26.08  $ 24.57  $ 22.74
Total Return.......................    21.9%   (27.9%)    6.1%     8.1%     5.1%
Investment Income Ratio............     3.6%     3.1%     2.2%     0.6%     1.4%





                                                   MAINSTAY VP
                                                    LARGE CAP
                                                     GROWTH--
                                                  INITIAL CLASS
                                     ---------------------------------------
                                      2009     2008    2007    2006    2005
                                     ---------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED
POLICIES)
Net Assets.........................  $3,731  $ 2,531  $4,520  $4,920  $5,043
Units Outstanding..................     279      262     283     368     400
Variable Accumulation Unit Value...  $13.36  $  9.67  $16.00  $13.36  $12.62
Total Return.......................   38.2%   (39.6%)  19.8%    5.8%    3.0%
Investment Income Ratio............      --     0.1%      --    0.1%      --

SEPARATE ACCOUNT-II (TAX-QUALIFIED
POLICIES)
Net Assets.........................  $6,376  $ 4,753  $7,723  $7,192  $7,234
Units Outstanding..................     474      488     478     534     568
Variable Accumulation Unit Value...  $13.48  $  9.75  $16.14  $13.47  $12.73
Total Return.......................   38.2%   (39.6%)  19.8%    5.8%    3.0%
Investment Income Ratio............      --     0.1%      --    0.1%      --



Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

Expenses as a percent of average variable accumulation value were 1.30%, excluding expenses of the underlying funds, surrender charges and the annual policy fee.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES



--------------------------------------------------------------------------------


                       MAINSTAY VP                                     MAINSTAY VP
                        HIGH YIELD                                        ICAP
                     CORPORATE BOND--                                SELECT EQUITY--
                      INITIAL CLASS                                   INITIAL CLASS
      ---------------------------------------------  ----------------------------------------------
        2009     2008     2007     2006      2005      2009      2008      2007      2006     2005
      ---------------------------------------------------------------------------------------------


      $66,530  $51,777  $96,063  $117,708  $134,047   $28,265   $21,855   $ 8,695   $2,942   $2,581
        2,408    2,640    3,670     4,543     5,729     2,411     2,381       583      207      216
      $ 27.64  $ 19.61  $ 26.18  $  25.92  $  23.44   $ 11.73   $  9.18   $ 14.90   $14.13   $12.00
        41.0%   (25.1%)    1.0%     10.6%      1.6%     27.7%    (38.4%)     5.5%    17.8%     4.1%
         7.7%     8.3%     6.2%      1.8%      5.4%      1.8%      0.7%      0.7%     0.3%     0.8%

      $65,285  $49,095  $85,676  $ 97,906  $107,082   $40,846   $29,350   $11,298   $5,063   $4,301
        2,364    2,507    3,279     3,783     4,572     3,446     3,156       746      353      354
      $ 27.61  $ 19.59  $ 26.15  $  25.89  $  23.41   $ 11.88   $  9.30   $ 15.10   $14.32   $12.16
        41.0%   (25.1%)    1.0%     10.6%      1.6%     27.7%    (38.4%)     5.5%    17.8%     4.1%
         7.8%     8.5%     6.3%      1.8%      5.6%      1.8%      0.7%      0.6%     0.3%     0.9%





                                                                    MAINSTAY VP
                    MAINSTAY VP                                    INTERNATIONAL
                 INCOME & GROWTH--                                    EQUITY--
                   INITIAL CLASS                                   INITIAL CLASS
--------------------------------------------------  -------------------------------------------
        2009      2008      2007     2006    2005     2009     2008     2007     2006     2005
      -----------------------------------------------------------------------------------------




         --        --        --     $4,773  $4,996  $10,001  $10,440  $18,741  $19,477  $14,883
         --        --        --        348     419      459      564      743      800      792
         --        --        --     $13.72  $11.89  $ 21.81  $ 18.51  $ 25.23  $ 24.36  $ 18.79
         --        --        --      15.3%    3.4%    17.8%   (26.6%)    3.6%    29.6%     6.6%
         --        --        --       0.6%    1.1%     6.9%     1.4%     0.7%     0.3%     1.7%


         --        --        --     $5,741  $5,976  $14,283  $14,018  $23,008  $22,860  $16,553
         --        --        --        418     502      656      757      912      937      880
         --        --        --     $13.72  $11.89  $ 21.82  $ 18.52  $ 25.24  $ 24.37  $ 18.80
         --        --        --      15.3%    3.4%    17.8%   (26.6%)    3.6%    29.6%     6.6%
         --        --        --       0.6%    1.1%     7.1%     1.4%     0.7%     0.3%     1.9%





                         MAINSTAY VP                                      MAINSTAY VP
                           MID CAP                                          MID CAP
                           CORE--                                           GROWTH--
                        INITIAL CLASS                                    INITIAL CLASS
      ------------------------------------------------  -----------------------------------------------
        2009      2008      2007      2006      2005      2009      2008      2007      2006      2005
      -------------------------------------------------------------------------------------------------





       $ 7,878   $ 3,186   $ 7,296   $ 8,277   $8,693      --      $ 4,001   $10,316   $11,764  $12,740
           577       316       411       484      577      --          439       619       815      942
       $ 13.65   $ 10.10   $ 17.71   $ 17.08   $15.06      --      $  9.11   $ 16.67   $ 14.59  $ 13.53
         35.2%    (43.0%)     3.7%     13.5%    14.4%      --       (45.4%)    14.3%      7.8%    15.6%
          0.5%      0.3%      0.4%        --     0.6%      --           --        --        --     0.1%



       $12,403   $ 4,626   $10,457   $10,796   $9,472      --      $ 6,013   $14,323   $14,844  $14,438
           910       458       590       631      628      --          648       844       999    1,047
       $ 13.67   $ 10.12   $ 17.74   $ 17.11   $15.08      --      $  9.28   $ 16.98   $ 14.86  $ 13.78
         35.2%    (43.0%)     3.7%     13.5%    14.4%      --       (45.4%)    14.3%      7.8%    15.6%
          0.5%      0.3%      0.4%        --     0.6%      --           --        --        --       --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                       MAINSTAY VP
                                                         MID CAP
                                                         VALUE--
                                                      INITIAL CLASS
                                     -----------------------------------------------
                                       2009      2008      2007      2006      2005
                                     -----------------------------------------------



SEPARATE ACCOUNT-I (NON-QUALIFIED
  POLICIES)

Net Assets.........................     --      $ 5,196   $11,159   $13,928  $15,360
Units Outstanding..................     --          549       787       964    1,190
Variable Accumulation Unit Value...     --      $  9.46   $ 14.19   $ 14.54  $ 12.92
Total Return.......................     --       (33.3%)    (2.4%)    12.6%     4.3%
Investment Income Ratio............     --         1.5%      0.9%      0.1%     0.8%

SEPARATE ACCOUNT-II (TAX-QUALIFIED
  POLICIES)

Net Assets.........................     --      $ 7,409   $14,731   $17,461  $17,499
Units Outstanding..................     --          795     1,053     1,217    1,374
Variable Accumulation Unit Value...     --      $  9.32   $ 13.98   $ 14.33  $ 12.73
Total Return.......................     --       (33.3%)    (2.4%)    12.6%     4.3%
Investment Income Ratio............     --         1.5%      1.0%      0.1%     0.8%






                                                        MAINSTAY VP
                                                          S&P 500
                                                          INDEX--
                                                       INITIAL CLASS
                                     ------------------------------------------------
                                       2009      2008      2007      2006      2005
                                     ------------------------------------------------

SEPARATE ACCOUNT-I (NON-QUALIFIED
POLICIES)
Net Assets.........................   $48,165   $46,819  $ 94,709  $112,464  $122,733
Units Outstanding..................     1,790     2,167     2,726     3,363     4,183
Variable Accumulation Unit Value...   $ 26.92   $ 21.60  $  34.75  $  33.45  $  29.36
Total Return.......................     24.6%    (37.8%)     3.9%     13.9%      3.4%
Investment Income Ratio............      2.8%      2.2%      1.5%      0.5%      1.1%

SEPARATE ACCOUNT-II (TAX-QUALIFIED
POLICIES)
Net Assets.........................   $75,324   $68,453  $132,741  $152,329  $157,412
Units Outstanding..................     2,799     3,169     3,820     4,553     5,363
Variable Accumulation Unit Value...   $ 26.92   $ 21.60  $  34.75  $  33.45  $  29.36
Total Return.......................     24.6%    (37.8%)     3.9%     13.9%      3.4%
Investment Income Ratio............      2.8%      2.2%      1.5%      0.5%      1.1%







                                                       MAINSTAY VP
                                                         VALUE--
                                                      INITIAL CLASS
                                     -----------------------------------------------
                                       2009      2008      2007      2006      2005
                                     -----------------------------------------------

SEPARATE ACCOUNT-I (NON-QUALIFIED
POLICIES)
Net Assets.........................     --        --      $36,488   $44,464  $45,425
Units Outstanding..................     --        --        1,436     1,765    2,116
Variable Accumulation Unit Value...     --        --      $ 25.43   $ 25.21  $ 21.49
Total Return.......................     --        --         0.9%     17.3%     4.9%
Investment Income Ratio............     --        --         1.5%      0.4%     1.1%

SEPARATE ACCOUNT-II (TAX-QUALIFIED
POLICIES)
Net Assets.........................     --        --      $47,047   $54,881  $54,597
Units Outstanding..................     --        --        1,847     2,172    2,533
Variable Accumulation Unit Value...     --        --      $ 25.50   $ 25.28  $ 21.55
Total Return.......................     --        --         0.9%     17.3%     4.9%
Investment Income Ratio............     --        --         1.5%      0.4%     1.2%



Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

Expenses as a percent of average variable accumulation value were 1.30%, excluding expenses of the underlying funds, surrender charges and the annual policy fee.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES



--------------------------------------------------------------------------------


                                                           MAINSTAY VP
                    MAINSTAY VP                             MODERATE
                     MODERATE                                GROWTH
                   ALLOCATION--                           ALLOCATION--
                   SERVICE CLASS                          SERVICE CLASS
      --------------------------------------  ------------------------------------
        2009      2008      2007      2006      2009      2008      2007     2006
      ----------------------------------------------------------------------------


       $ 7,800   $ 5,865   $ 6,858   $3,407    $ 6,833   $ 5,968  $ 8,696  $4,284
           754       694       596      318        695       766      735     394
       $ 10.35   $  8.45   $ 11.48   $10.72    $  9.85   $  7.79  $ 11.72  $10.88
         22.4%    (26.3%)     7.1%     7.2%      26.4%    (33.5%)    7.7%    8.8%
          2.7%      0.2%      2.6%     1.6%       2.6%      0.4%     2.0%    1.8%


       $13,838   $10,334   $12,194   $6,133    $12,032   $ 9,867  $12,672  $8,054
         1,326     1,214     1,055      566      1,203     1,246    1,065     723
       $ 10.42   $  8.51   $ 11.56   $10.79    $ 10.00   $  7.91  $ 11.89  $11.04
         22.4%    (26.3%)     7.1%     7.9%      26.4%    (33.5%)    7.7%   10.4%
          2.7%      0.2%      2.6%     1.8%       2.7%      0.4%     1.8%    1.7%





                         MAINSTAY VP
                          SMALL CAP                                      MAINSTAY VP
                          GROWTH--                                    U.S. SMALL CAP--
                        INITIAL CLASS                                   INITIAL CLASS
      ------------------------------------------------  --------------------------------------------
        2009      2008      2007      2006      2005      2009      2008      2007     2006    2005
      ----------------------------------------------------------------------------------------------


         --      $ 1,582   $3,358    $4,819    $5,324    $2,743    $   879   $2,508   $2,083  $2,155
         --          250      315       432       500       239        106      158      177     203
         --      $  6.33   $10.68    $11.18    $10.65    $11.49    $  8.26   $15.85   $11.80  $10.61
         --       (40.7%)   (4.4%)     4.9%      2.7%     39.2%     (47.9%)   34.3%    11.2%   10.6%
         --           --       --        --        --        --         --       --       --      --


         --      $ 2,115   $4,462    $6,155    $6,704    $4,444    $ 1,693   $3,749   $2,931  $2,675
         --          328      411       541       619       390        205      234      248     252
         --      $  6.44   $10.86    $11.37    $10.83    $11.52    $  8.27   $15.88   $11.82  $10.63
         --       (40.7%)   (4.4%)     4.9%      2.7%     39.2%     (47.9%)   34.3%    11.2%   10.6%
         --           --       --        --        --        --         --       --       --      --







                       ALGER AMERICAN
                      SMALLCAP GROWTH--                              CVS CALVERT SOCIAL
                       CLASS O SHARES                                BALANCED PORTFOLIO
      ------------------------------------------------  --------------------------------------------
        2009      2008      2007      2006      2005      2009      2008      2007     2006    2005
      ----------------------------------------------------------------------------------------------



       $4,453    $ 3,969   $10,043   $10,671   $10,101   $  978    $   994   $1,835   $2,246  $2,592
          372        476       635       781       880       55         69       87      108     134
       $11.97    $  8.33   $ 15.81   $ 13.66   $ 11.53   $17.71    $ 14.32   $21.12   $20.82  $19.40
        43.6%     (47.3%)    15.7%     18.5%     15.4%    23.7%     (32.2%)    1.4%     7.4%    4.3%
           --         --        --        --        --     2.0%       2.2%     2.2%     2.1%    1.7%


       $8,396    $ 6,450   $15,050   $15,455   $13,917   $3,134    $ 2,731   $4,528   $5,279  $5,329
          706        774       956     1,132     1,207      177        191      214      253     274
       $11.96    $  8.33   $ 15.80   $ 13.66   $ 11.53   $17.73    $ 14.34   $21.15   $20.85  $19.42
        43.6%     (47.3%)    15.7%     18.5%     15.4%    23.7%     (32.2%)    1.4%     7.4%    4.3%
           --         --        --        --        --     2.1%       2.4%     2.2%     2.3%    1.8%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                        COLUMBIA
                                                        SMALL CAP
                                                       VALUE FUND,
                                                    VARIABLE SERIES--
                                                         CLASS B
                                     ----------------------------------------------
                                       2009      2008      2007      2006     2005
                                     ----------------------------------------------



SEPARATE ACCOUNT-I (NON-QUALIFIED
  POLICIES)
Net Assets.........................   $1,009    $ 1,034   $1,717    $2,186   $1,127
Units Outstanding..................       92        117      138       169      102
Variable Accumulation Unit Value...   $10.91    $  8.84   $12.47    $12.97   $11.01
Total Return.......................    23.4%     (29.1%)   (3.8%)    17.8%     4.1%
Investment Income Ratio............     0.9%       0.4%     0.3%      0.4%       --

SEPARATE ACCOUNT-II (TAX-QUALIFIED
POLICIES)
Net Assets.........................   $1,532    $ 1,302   $2,216    $2,587   $1,630
Units Outstanding..................      140        147      178       199      148
Variable Accumulation Unit Value...   $10.91    $  8.84   $12.47    $12.97   $11.01
Total Return.......................    23.4%     (29.1%)   (3.8%)    17.8%     4.1%
Investment Income Ratio............     0.9%       0.4%     0.3%      0.4%       --






                                                     FIDELITY(R) VIP
                                                     EQUITY-INCOME--
                                                      INITIAL CLASS
                                     -----------------------------------------------
                                       2009      2008      2007      2006      2005
                                     -----------------------------------------------


SEPARATE ACCOUNT-I (NON-QUALIFIED
POLICIES)
Net Assets.........................   $ 9,965   $10,150   $22,752   $26,913  $25,988
Units Outstanding..................       614       802     1,018     1,207    1,382
Variable Accumulation Unit Value...   $ 16.26   $ 12.65   $ 22.35   $ 22.30  $ 18.80
Total Return.......................     28.5%    (43.4%)     0.2%     18.6%     4.5%
Investment Income Ratio............      2.2%      2.3%      1.7%      3.3%     1.7%

SEPARATE ACCOUNT-II (TAX-QUALIFIED
POLICIES)
Net Assets.........................   $15,797   $13,947   $30,288   $33,816  $31,688
Units Outstanding..................       978     1,111     1,365     1,526    1,698
Variable Accumulation Unit Value...   $ 16.14   $ 12.56   $ 22.19   $ 22.14  $ 18.66
Total Return.......................     28.5%    (43.4%)     0.2%     18.6%     4.5%
Investment Income Ratio............      2.3%      2.3%      1.7%      3.3%     1.6%






                                                       JANUS ASPEN
                                                        WORLDWIDE
                                                       PORTFOLIO--
                                                   INSTITUTIONAL SHARES
                                     -----------------------------------------------
                                       2009      2008      2007      2006      2005
                                     -----------------------------------------------

SEPARATE ACCOUNT-I (NON-QUALIFIED
POLICIES)
Net Assets.........................   $13,411   $11,536   $26,284   $28,916  $32,111
Units Outstanding..................       895     1,045     1,301     1,550    2,010
Variable Accumulation Unit Value...   $ 15.00   $ 11.03   $ 20.20   $ 18.67  $ 16.00
Total Return.......................     35.9%    (45.4%)     8.2%     16.7%     4.5%
Investment Income Ratio............      1.4%      1.2%      0.7%      1.7%     1.3%

SEPARATE ACCOUNT-II (TAX-QUALIFIED
POLICIES)
Net Assets.........................   $22,498   $18,623   $40,184   $44,352  $45,417
Units Outstanding..................     1,499     1,684     1,986     2,371    2,835
Variable Accumulation Unit Value...   $ 15.03   $ 11.06   $ 20.24   $ 18.71  $ 16.03
Total Return.......................     35.9%    (45.4%)     8.2%     16.7%     4.5%
Investment Income Ratio............      1.4%      1.2%      0.7%      1.7%     1.3%



Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

Expenses as a percent of average variable accumulation value were 1.30%, excluding expenses of the underlying funds, surrender charges and the annual policy fee.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES



--------------------------------------------------------------------------------


                       DREYFUS IP
                       TECHNOLOGY                                 FIDELITY(R) VIP
                        GROWTH--                                  CONTRAFUND(R)--
                     INITIAL SHARES                                INITIAL CLASS
      -------------------------------------------  ---------------------------------------------
        2009     2008     2007     2006     2005     2009     2008      2007      2006     2005
      ------------------------------------------------------------------------------------------


       $  786  $   445   $1,145   $1,017   $1,281  $27,629   $25,342   $54,736  $55,525  $56,939
           82       72      108      109      141    1,168     1,436     1,758    2,074    2,341
       $ 9.58  $  6.16   $10.61   $ 9.37   $ 9.10  $ 23.67   $ 17.67   $ 31.14  $ 26.82  $ 24.33
        55.6%   (41.9%)   13.2%     3.0%     2.4%    34.0%    (43.3%)    16.1%    10.3%    15.4%
         0.4%       --       --       --       --     1.3%      0.9%      0.9%     1.3%     0.3%

       $2,192  $ 1,133   $2,290   $2,222   $2,100  $49,789   $42,195   $86,830  $85,742  $84,852
          236      190      223      245      238    2,147     2,435     2,842    3,259    3,556
       $ 9.30  $  5.98   $10.29   $ 9.09   $ 8.83  $ 23.21   $ 17.33   $ 30.54  $ 26.31  $ 23.86
        55.6%   (41.9%)   13.2%     3.0%     2.4%    34.0%    (43.3%)    16.1%    10.3%    15.4%
         0.4%       --       --       --       --     1.4%      0.9%      0.9%     1.3%     0.3%





                                                                    JANUS ASPEN
                    FIDELITY(R) VIP                                   BALANCED
                       MID CAP--                                    PORTFOLIO--
                    SERVICE CLASS 2                             INSTITUTIONAL SHARES
      -------------------------------------------  ---------------------------------------------
        2009     2008     2007     2006     2005     2009     2008      2007      2006     2005
      ------------------------------------------------------------------------------------------


       $4,956  $ 4,155  $ 8,967  $ 8,918  $ 8,083  $24,038   $23,033   $34,086  $37,742  $42,249
          296      343      441      499      501      895     1,065     1,310    1,582    1,937
       $16.73  $ 12.13  $ 20.35  $ 17.87  $ 16.11  $ 26.87   $ 21.62   $ 26.03  $ 23.85  $ 21.83
        37.9%   (40.4%)   13.8%    10.9%    16.5%    24.3%    (16.9%)     9.1%     9.3%     6.6%
         0.5%     0.2%     0.5%     0.2%       --     3.0%      2.6%      2.5%     2.1%     2.2%

       $9,765  $ 7,826  $15,309  $14,735  $11,499  $47,854   $43,068   $61,201  $65,618  $68,627
          576      634      740      811      702    1,776     1,987     2,342    2,742    3,136
       $17.02  $ 12.34  $ 20.70  $ 18.18  $ 16.39  $ 26.94   $ 21.68   $ 26.10  $ 23.92  $ 21.89
        37.9%   (40.4%)   13.8%    10.9%    16.5%    24.3%    (16.9%)     9.1%     9.3%     6.6%
         0.5%     0.2%     0.5%     0.2%       --     3.0%      2.6%      2.5%     2.1%     2.3%






                          MFS(R)
                         INVESTORS                                       MFS(R)
                      TRUST SERIES--                               RESEARCH SERIES--
                       INITIAL CLASS                                 INITIAL CLASS
      ----------------------------------------------  -------------------------------------------
        2009      2008      2007      2006     2005     2009     2008      2007     2006    2005
      -------------------------------------------------------------------------------------------


       $  652    $   603   $1,101    $1,221   $1,322   $  716   $   667   $1,555   $1,681  $1,886
           66         76       92       111      135       67        80      118      143     175
       $ 9.89    $  7.89   $11.95    $10.98   $ 9.84   $10.71   $  8.31   $13.17   $11.79  $10.81
        25.3%     (33.9%)    8.8%     11.5%     5.9%    28.9%    (36.9%)   11.7%     9.0%    6.4%
         1.7%       0.9%     0.8%      0.5%     0.6%     1.5%      0.6%     0.7%     0.5%    0.5%

       $1,050    $   900   $1,572    $1,838   $1,967   $1,378   $ 1,276   $2,358   $2,439  $2,952
          104        111      128       163      194      130       155      181      210     277
       $10.16    $  8.11   $12.28    $11.28   $10.12   $10.57   $  8.20   $13.01   $11.64  $10.67
        25.3%     (33.9%)    8.8%     11.5%     5.9%    28.9%    (36.9%)   11.7%     9.0%    6.4%
         1.7%       0.8%     0.8%      0.5%     0.6%     1.5%      0.5%     0.7%     0.5%    0.5%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                          MFS(R)
                                                    UTILITIES SERIES--
                                                      SERVICE CLASS
                                     -----------------------------------------------
                                       2009      2008      2007      2006      2005
                                     -----------------------------------------------


SEPARATE ACCOUNT-I (NON-QUALIFIED
  POLICIES)
Net Assets.........................   $12,418   $11,515   $22,592   $14,051  $ 9,538
Units Outstanding..................       656       797       959       752      653
Variable Accumulation Unit Value...   $ 18.95   $ 14.45   $ 23.53   $ 18.69  $ 14.46
Total Return.......................     31.2%    (38.6%)    25.9%     29.3%    15.1%
Investment Income Ratio............      4.9%      1.4%      0.7%      1.8%     0.4%

SEPARATE ACCOUNT-II (TAX-QUALIFIED
POLICIES)
Net Assets.........................   $20,281   $17,458   $31,995   $20,973  $13,230
Units Outstanding..................     1,043     1,177     1,323     1,089      895
Variable Accumulation Unit Value...   $ 19.45   $ 14.83   $ 24.16   $ 19.19  $ 14.85
Total Return.......................     31.2%    (38.6%)    25.9%     29.3%    15.1%
Investment Income Ratio............      4.7%      1.3%      0.8%      1.8%     0.4%






                                                          ROYCE
                                                  SMALL-CAP PORTFOLIO--
                                                     INVESTMENT CLASS
                                     -----------------------------------------------
                                       2009     2008      2007      2006      2005
                                     -----------------------------------------------

SEPARATE ACCOUNT-I (NON-QUALIFIED
POLICIES)
Net Assets.........................   $1,224   $   955   $1,378    $1,391    $  528
Units Outstanding..................      109       114      118       117        50
Variable Accumulation Unit Value...   $11.19   $  8.38   $11.66    $12.07    $10.59
Total Return.......................    33.5%    (28.1%)   (3.4%)    14.0%      5.9%
Investment Income Ratio............       --      0.6%       --      0.1%         --

SEPARATE ACCOUNT-II (TAX-QUALIFIED
POLICIES)
Net Assets.........................   $2,005   $ 1,594   $1,761    $1,709    $  684
Units Outstanding..................      169       178      142       133        61
Variable Accumulation Unit Value...   $11.88   $  8.90   $12.38    $12.82    $11.24
Total Return.......................    33.5%    (28.1%)   (3.4%)    14.0%     12.4%
Investment Income Ratio............       --      0.7%       --      0.1%         --







                                                       VAN KAMPEN'S
                                                       UIF EMERGING
                                                      MARKETS EQUITY
                                                       PORTFOLIO--
                                                         CLASS I
                                     -----------------------------------------------
                                       2009     2008      2007      2006      2005
                                     -----------------------------------------------

SEPARATE ACCOUNT-I (NON-QUALIFIED
POLICIES)
Net Assets.........................  $ 8,655   $ 5,806   $17,364   $12,850   $ 9,133
Units Outstanding..................      380       430       551       565       547
Variable Accumulation Unit Value...  $ 22.61   $ 13.49   $ 31.50   $ 22.72   $ 16.79
Total Return.......................    67.7%    (57.2%)    38.6%     35.4%     32.1%
Investment Income Ratio............       --        --      0.4%      0.8%      0.4%

SEPARATE ACCOUNT-II (TAX-QUALIFIED
POLICIES)
Net Assets.........................  $13,681   $ 8,475   $22,759   $17,308   $11,994
Units Outstanding..................      601       624       716       756       709
Variable Accumulation Unit Value...  $ 22.78   $ 13.59   $ 31.74   $ 22.90   $ 16.91
Total Return.......................    67.7%    (57.2%)    38.6%     35.4%     32.1%
Investment Income Ratio............       --        --      0.4%      0.8%      0.4%



Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

Expenses as a percent of average variable accumulation value were 1.30%, excluding expenses of the underlying funds, surrender charges and the annual policy fee.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES



--------------------------------------------------------------------------------


                       NEUBERGER                                       ROYCE
                      BERMAN AMT                                     MICRO-CAP
                        MID-CAP                                     PORTFOLIO--
                  GROWTH PORTFOLIO--                                INVESTMENT
                        CLASS S                                        CLASS
      ------------------------------------------  ----------------------------------------------
        2009     2008     2007     2006    2005     2009      2008      2007      2006     2005
      ------------------------------------------------------------------------------------------



       $  636  $   591   $1,214   $  604  $  525   $1,589    $ 1,200   $2,403    $1,778   $  312
           49       59       68       41      40      124        146      164       122       26
       $12.97  $ 10.01   $17.95   $14.88  $13.17   $12.86    $  8.25   $14.73    $14.35   $12.01
        29.6%   (44.2%)   20.6%    13.0%   12.0%    56.0%     (44.0%)    2.6%     19.5%    20.1%
           --       --       --       --      --       --       2.6%     1.6%      0.3%     1.9%


       $  761  $   637   $1,241   $  853  $  576   $2,297    $ 1,389   $2,783    $2,429   $  311
           61       67       72       60      46      178        168      189       169       26
       $12.37  $  9.54   $17.11   $14.19  $12.56   $12.90    $  8.27   $14.76    $14.38   $12.04
        29.6%   (44.2%)   20.6%    13.0%   12.0%    56.0%     (44.0%)    2.6%     19.5%    20.4%
           --       --       --       --      --       --       2.5%     1.5%      0.3%     1.9%






                    T. ROWE PRICE                                 VAN ECK
                        EQUITY                                   WORLDWIDE
                        INCOME                                      HARD
                      PORTFOLIO                                    ASSETS
     ------------------------------------------- -----------------------------------------
       2009     2008     2007     2006     2005    2009    2008     2007     2006    2005
     -------------------------------------------------------------------------------------


      $ 7,469  $ 7,380  $15,721  $17,858 $17,014 $12,531  $ 8,710  $18,894 $12,608 $ 7,976
          557      682      917    1,062   1,186     383      412      475     455     354
      $ 13.41  $ 10.82  $ 17.16  $ 16.83 $ 14.33 $ 32.84  $ 21.12  $ 39.72 $ 27.68 $ 22.53
        24.0%   (36.9%)    1.9%    17.4%    2.6%   55.5%   (46.8%)   43.5%   22.9%   49.7%
         2.0%     2.3%     1.7%     1.6%    1.6%    0.3%     0.3%     0.1%    0.1%    0.2%


      $13,368  $12,248  $23,936  $25,397 $22,498 $17,957  $11,971  $24,113 $16,570 $10,967
          991    1,124    1,385    1,502   1,557     539      558      597     589     483
      $ 13.52  $ 10.90  $ 17.29  $ 16.96 $ 14.44 $ 33.36  $ 21.45  $ 40.34 $ 28.12 $ 22.88
        24.0%   (36.9%)    1.9%    17.4%    2.6%   55.5%   (46.8%)   43.5%   22.9%   49.7%
         2.0%     2.3%     1.7%     1.6%    1.6%    0.3%     0.3%     0.1%    0.1%    0.2%






                   VICTORY VIF
                   DIVERSIFIED
                     STOCK--
                     CLASS A
                     SHARES
     --------------------------------------
       2009    2008    2007    2006   2005
     --------------------------------------


      $  555 $   550  $1,230  $1,178 $  738
          51      64      87      91     64
      $10.84 $  8.64  $14.09  $12.98 $11.57
       25.4%  (38.7%)   8.5%   12.2%   7.3%
        0.8%    0.8%    0.7%    0.3%   0.1%


      $1,057 $ 1,057  $1,588  $1,446 $1,236
          95     119     110     108    104
      $11.14 $  8.88  $14.48  $13.34 $11.89
       25.4%  (38.7%)   8.5%   12.2%   7.3%
        0.8%    0.8%    0.6%    0.3%   0.1%

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

--------------------------------------------------------------------------------

To the Board of Directors of New York Life Insurance and Annuity Corporation and the Variable Annuity Separate Accounts-I and -II Policyowners:

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the investment divisions listed in Note 1 of the New York Life Insurance and Annuity Corporation Variable Annuity Separate Account-I and the New York Life Insurance and Annuity Corporation Variable Annuity Separate Account-II as of December 31, 2009, the results of each of their operations, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of New York Life Insurance and Annuity Corporation management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2009 by correspondence with the funds, provide a reasonable basis for our opinion.

(/s/ PricewaterhouseCoopers)
PricewaterhouseCoopers LLP
New York, New York
February 17, 2010

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

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